UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-05970

Cash Account Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:

Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Service Shares
Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares
Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Capital Assets Funds Shares
Money Market Portfolio — Premium Reserve Money Market Shares, Service Shares, Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares
Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares
Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
Tax-Exempt Portfolio — DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares
Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
Tax-Exempt Portfolio — Tax-Free Investment Class

April 30, 2014

Annual Report

to Shareholders

Cash Account Trust

Service Shares

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Contents
3 Portfolio Management Review
Government & Agency Securities Portfolio
7 Portfolio Summary
8 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
Tax-Exempt Portfolio
19 Portfolio Summary
20 Investment Portfolio
28 Statement of Assets and Liabilities
30 Statement of Operations
31 Statement of Changes in Net Assets
33 Financial Highlights
34 Notes to Financial Statements
48 Report of Independent Registered Public Accounting Firm
49 Information About Each Fund's Expenses
50 Tax Information
51 Other Information
52 Advisory Agreement Board Considerations and Fee Evaluation
62 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.
Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

7-Day Current Yield
Government & Agency Securities Portfolio — Service Shares	.01	%*
Tax-Exempt Portfolio — Service Shares	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, visit our Web site at dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

In the case of the Government & Agency Securities Portfolio, as short-maturity yields for government and agency securities are also at record low levels, we held a large percentage of portfolio assets in overnight repurchase agreements for relative yield, flexibility and liquidity purposes. At the same time, we purchased six-month-to-one-year government and agency securities to take advantage of more attractive rates within that portion of the yield curve.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining a strong position in variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we took advantage of higher yields along the yield curve by investing in floating-rate notes, "put" bonds, and note issues including one-year fixed-rate notes. We have also maintained broad diversification for the fund by investing in a large number of states and municipalities.

Negative Contributors to Fund Performance

For both funds, the types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 51.6%
U.S. Government Sponsored Agencies 44.5%
Federal Farm Credit Bank:
0.088%*, 6/26/2014	35,000,000	34,995,100
0.109%*, 8/13/2014	10,000,000	9,996,822
0.122%**, 10/27/2014	36,000,000	36,002,773
0.129%*, 7/16/2014	15,000,000	14,995,883
0.131%**, 3/3/2016	25,000,000	25,000,000
0.132%**, 11/26/2014	22,000,000	22,001,961
0.132%**, 10/20/2014	60,000,000	60,001,611
0.139%*, 8/7/2014	15,000,000	14,994,283
0.14%**, 2/2/2015	25,000,000	24,997,124
0.24%**, 3/4/2015	45,000,000	45,034,616
Federal Home Loan Bank:
0.057%*, 5/12/2014	35,000,000	34,999,358
0.071%*, 7/25/2014	18,400,000	18,396,872
0.095%*, 5/19/2014	38,000,000	37,998,100
0.1%*, 1/26/2015	30,000,000	29,977,500
0.104%*, 8/1/2014	70,000,000	69,981,217
0.12%, 7/8/2014	60,000,000	59,998,792
0.12%, 10/27/2014	42,000,000	41,996,075
0.125%, 2/5/2015	40,000,000	39,983,942
0.128%*, 6/11/2014	35,000,000	34,994,818
0.134%*, 8/25/2014	12,000,000	11,994,780
0.138%**, 8/1/2014	20,000,000	20,000,000
0.14%, 5/22/2014	20,000,000	19,999,861
0.17%, 8/1/2014	28,000,000	27,999,488
0.17%, 9/5/2014	35,000,000	34,997,869
0.17%, 2/12/2015	40,000,000	40,000,842
Federal Home Loan Mortgage Corp.:
0.069%*, 8/6/2014	50,000,000	49,990,570
0.083%*, 5/13/2014	12,500,000	12,499,625
0.087%*, 5/22/2014	10,000,000	9,999,475
0.095%*, 10/2/2014	25,000,000	24,989,840
0.098%*, 6/4/2014	15,000,000	14,998,583
0.099%*, 9/5/2014	25,000,000	24,991,181
0.099%*, 10/15/2014	30,000,000	29,986,083
0.099%*, 10/28/2014	40,000,000	39,980,001
0.1%*, 10/24/2014	20,000,000	19,990,222
0.1%*, 5/9/2014	35,000,000	34,999,145
0.106%*, 5/22/2014	12,500,000	12,499,198
0.11%*, 11/5/2014	75,000,000	74,956,917
0.114%*, 8/18/2014	35,000,000	34,987,813
0.116%*, 5/27/2014	17,500,000	17,498,483
0.118%*, 6/18/2014	50,000,000	49,992,000
0.129%*, 7/22/2014	15,000,000	14,995,558
0.139%*, 8/26/2014	18,000,000	17,991,810
0.162%*, 7/7/2014	25,000,000	24,992,370
0.169%*, 12/3/2014	8,000,000	7,991,840
Federal National Mortgage Association:
0.065%*, 9/10/2014	49,500,000	49,488,203
0.079%*, 7/14/2014	40,000,000	39,993,422
0.097%*, 6/2/2014	30,000,000	29,997,333
0.099%*, 9/3/2014	25,000,000	24,991,320
0.119%*, 9/15/2014	50,000,000	49,977,167
0.136%*, 6/2/2014	18,000,000	17,997,760
		1,542,115,606
U.S. Treasury Obligations 7.1%
U.S. Treasury Notes:
0.075%, 1/31/2016	125,000,000	124,980,467
0.5%, 8/15/2014	31,000,000	31,031,520
2.25%, 1/31/2015	12,500,000	12,697,979
2.375%, 9/30/2014	11,700,000	11,807,671
2.625%, 6/30/2014	7,500,000	7,530,745
2.625%, 7/31/2014	40,000,000	40,257,089
4.25%, 8/15/2014	15,000,000	15,182,839
		243,488,310
Total Government & Agency Obligations (Cost $1,785,603,916)		1,785,603,916

Repurchase Agreements 58.5%
Barclays Capital, 0.04%, dated 4/30/2014, to be repurchased at $26,000,029 on 5/1/2014 (a)	26,000,000	26,000,000
BNP Paribas, 0.05%, dated 4/30/2014, to be repurchased at $642,000,892 on 5/1/2014 (b)	642,000,000	642,000,000
BNP Paribas, 0.06%, dated 4/30/2014, to be repurchased at $200,000,333 on 5/1/2014 (c)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.04%, dated 4/30/2014, to be repurchased at $208,000,231 on 5/1/2014 (d)	208,000,000	208,000,000
HSBC Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $150,000,208 on 5/1/2014 (e)	150,000,000	150,000,000
JPMorgan Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $50,000,069 on 5/1/2014 (f)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.04%, dated 4/30/2014, to be repurchased at $185,000,206 on 5/1/2014 (g)	185,000,000	185,000,000
Morgan Stanley & Co., Inc., 0.07%, dated 4/30/2014, to be repurchased at $150,000,292 on 5/1/2014 (h)	150,000,000	150,000,000
Wells Fargo Bank, 0.05%, dated 4/30/2014, to be repurchased at $231,000,321 on 5/1/2014 (i)	231,000,000	231,000,000
Wells Fargo Bank, 0.06%, dated 4/30/2014, to be repurchased at $186,000,310 on 5/1/2014 (j)	186,000,000	186,000,000
Total Repurchase Agreements (Cost $2,028,000,000)		2,028,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,813,603,916)†	110.1	3,813,603,916
Other Assets and Liabilities, Net	(10.1)	(348,283,153)
Net Assets	100.0	3,465,320,763

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $3,813,603,916.

(a) Collateralized by $26,526,300 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $26,520,040.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,425,000	Federal Farm Credit Bank	0.25	9/11/2014– 4/23/2015	3,429,216
49,446,000	Federal Home Loan Bank	Zero Coupon– 7.0	6/27/2014– 1/16/2015	49,457,505
144,348,364	Federal Home Loan Mortgage Corp.	2.375–5.05	1/26/2015– 2/1/2044	153,434,270
386,408,665	Federal National Mortgage Association	0.5–4.0	12/19/2014– 9/1/2043	405,679,817
33,975,600	U.S. Treasury Inflation-Indexed Bond	1.75	1/15/2028	42,840,002
Total Collateral Value				654,840,810

(c) Collateralized by $197,697,423 Federal National Mortgage Association, with various coupon rates from 3.0–3.5%, with various maturities of 8/1/2026–12/1/2042 with a value of $204,000,000.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
911,300	U.S. Treasury Inflation-Indexed Note	1.125	1/15/2021	1,044,887
138,295,100	U.S. Treasury Notes	0.25–3.375	7/31/2015– 11/30/2020	142,556,669
129,873,981	U.S. Treasury STRIPS	Zero Coupon	8/15/2014– 11/15/2043	68,558,496
Total Collateral Value				212,160,052

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,127,183	Government National Mortgage Association	4.5	2/20/2044	59,948,290
30,408,100	U.S. Treasury Inflation-Indexed Notes	0.125–2.5	7/15/2015– 7/15/2023	34,578,291
163,083,425	U.S. Treasury STRIPS	Zero Coupon–4.75	5/15/2014– 2/15/2044	58,473,771
Total Collateral Value				153,000,352

(f) Collateralized by $356,199,324 Federal Home Loan Mortgage Corp. — Interest Only, with various coupon rates from 3.0–5.0%, with various maturities of 6/15/2020–4/15/2043 with a value of $51,000,473.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
65,174,800	U.S. Treasury Bills	Zero Coupon	6/19/2014– 8/28/2014	65,172,084
123,303,700	U.S. Treasury Note	0.25	7/15/2015	123,528,006
Total Collateral Value				188,700,090

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,008,038	Federal Home Loan Mortgage Corp.	1.98–5.0	1/1/2037– 4/1/2044	88,641,752
60,986,625	Federal National Mortgage Association	2.104–6.091	12/1/2019– 1/1/2048	64,358,248
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
85,000,000	U.S. Treasury Bill	Zero Coupon	9/11/2014	84,990,480
54,461,800	U.S. Treasury Floating Rate Note	Zero Coupon	4/30/2016	54,476,777
94,091,700	U.S. Treasury Notes	0.25–2.125	7/31/2015– 2/28/2018	96,152,928
Total Collateral Value				235,620,185

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,000,000	Federal Agricultural Mortgage Corp.	4.35	8/4/2025	1,070,212
13,942,000	Federal Home Loan Bank	Zero Coupon– 5.375	9/30/2014– 3/13/2020	14,213,306
12,245,334	Federal Home Loan Mortgage Corp.	3.0–6.5	9/1/2039– 2/1/2044	12,018,431
228,464,986	Federal Home Loan Mortgage Corp. — Interest Only	2.5–4.5	4/15/2026– 2/15/2043	36,075,808
4,027,115	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	5/15/2037	3,650,611
87,001,183	Federal National Mortgage Association	Zero Coupon– 5.375	10/22/2014– 4/1/2044	83,340,870
186,232,967	Federal National Mortgage Association — Interest Only	2.5–4.5	4/25/2022– 5/25/2043	26,717,154
2,390,927	Federal National Mortgage Association — Principal Only	Zero Coupon	5/25/2037– 7/25/2037	2,129,587
900,000	Financing Corp. Fico	Zero Coupon	2/3/2016– 6/6/2019	862,037
7,077,489	Government National Mortgage Association	3.5–4.5	6/15/2040– 3/15/2044	7,415,038
79,000	Residual Funding Corp. Principal Strip	Zero Coupon	10/15/2019	70,109
3,035,000	Resolution Funding Corp. Interest Strip	Zero Coupon	4/15/2016– 1/15/2030	2,156,838
Total Collateral Value				189,720,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$—	$1,785,603,916	$—	$1,785,603,916
Repurchase Agreements	—	2,028,000,000	—	2,028,000,000
Total	$—	$3,813,603,916	$—	$3,813,603,916

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,785,603,916
Repurchase agreements, valued at amortized cost	2,028,000,000
Investments in securities, at value (cost $3,813,603,916)	3,813,603,916
Receivable for Fund shares sold	78,889
Interest receivable	707,194
Other assets	67,523
Total assets	3,814,457,522
Liabilities
Cash overdraft	348,865,296
Payable for Fund shares redeemed	2,372
Distributions payable	41,610
Accrued Trustees' fees	40,679
Other accrued expenses and payables	186,802
Total liabilities	349,136,759
Net assets, at value	$3,465,320,763
Net Assets Consist of
Undistributed net investment income	201,509
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,465,556,235
Net assets, at value	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($4,946,995 ÷ 4,947,263 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($12,854,501 ÷ 12,855,195 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($89,797,118 ÷ 89,801,972 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($93,620,927 ÷ 93,625,984 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,004,883,965 ÷ 3,005,046,390 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($214,082,575 ÷ 214,094,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,134,682 ÷ 45,137,122 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,966,479
Expenses: Management fee	2,152,694
Administration fee	3,254,202
Services to shareholders	1,064,493
Distribution and service fees	1,534,178
Custodian fee	55,535
Professional fees	135,238
Reports to shareholders	134,804
Registration fees	135,555
Trustees' fees and expenses	138,970
Other	134,844
Total expenses before expense reductions	8,740,513
Expense reductions	(6,635,886)
Total expenses after expense reductions	2,104,627
Net investment income	861,852
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$860,372

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$861,852	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	860,372	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,732)	(17,994)
Davidson Cash Equivalent Shares	(1,632)	(2,284)
Davidson Cash Equivalent Plus Shares	(10,633)	(9,941)
DWS Government & Agency Money Fund	(10,180)	(12,034)
DWS Government Cash Institutional Shares	(805,459)	(662,372)
Government Cash Managed Shares	(23,588)	(24,703)
Service Shares	(5,624)	(9,225)
Total distributions	(861,848)	(738,553)
Fund share transactions: Proceeds from shares sold	21,197,843,278	17,983,371,115
Reinvestment of distributions	388,853	400,224
Cost of shares redeemed	(20,673,267,054)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	524,965,077	(589,905,195)
Increase (decrease) in net assets	524,963,601	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,509 and $201,505, respectively)	$3,465,320,763	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Service Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	—		—		—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45		78		108		113		117
Ratio of expenses before expense reductions (%)	1.04		1.04		1.03		1.04		1.04
Ratio of expenses after expense reductions (%)	.08		.17		.11		.22		.31
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.2%
Alaska 2.8%
Anchorage, AK, Municipality of Anchor:
Series A-1, TECP, 0.12%, 7/9/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
Series A-1, TECP, 0.12%, 7/29/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
		50,000,000
California 16.2%
California, Metropolitan Water District of Southern California, Series A-2, 0.13%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	16,000,000	16,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.27%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	10,500,000	10,500,000
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	29,800,000	29,839,860
Series A-2, 2.0%, 6/23/2014	33,000,000	33,084,640
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.17%*, Mandatory Put 5/29/2014 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,000,000	5,000,000
California, West Hills Community College District, 0.09%*, 7/1/2033, LOC: Union Bank of California NA	35,000,000	35,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series A, TECP, 0.08%, 6/16/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,119,407
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	9,700,000	9,700,000
San Jose, CA, Redevelopment Agency, Series 96-A, TECP, 0.14%, 10/10/2014, LOC: JPMorgan Chase Bank NA	10,400,000	10,400,000
University of California, State Revenues, Series AL-3, 0.11%*, 5/15/2048	58,300,000	58,300,000
		291,743,907
District of Columbia 3.6%
District of Columbia, JPMorgan Chase Putters/Drivers Trust, Series 4418, 144A, 0.19%*, Mandatory Put 4/17/2014 @ 100, 11/19/2014, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	54,995,000	54,995,000
District of Columbia, Metropolitan Washington Airports Authority System Revenue, Series D-1, 0.12%*, 10/1/2039, LOC: TD Bank NA	9,300,000	9,300,000
		64,295,000
Florida 1.9%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.12%*, 7/15/2024, LIQ: Fannie Mae	5,100,000	5,100,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.09%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.13%*, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000
		33,700,000
Hawaii 0.5%
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13%*, Mandatory Put 7/31/2014 @ 100, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Idaho 4.1%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,216,714
Illinois 8.7%
Channahon, IL, Morris Hospital Revenue, 0.12%*, 12/1/2034, LOC: U.S. Bank NA	8,070,000	8,070,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.16%*, 1/1/2016, LIQ: Branch Banking & Trust	14,225,000	14,225,000
Illinois, Education Facility Authority Revenue, TECP, 0.08%, 6/2/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues, TECP, 0.09%, 8/6/2014	34,065,000	34,065,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.1%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Educational Facilities Authority, Cultural Pooled Financing, 0.11%*, 3/1/2028, LOC: JPMorgan Chase Bank NA	15,050,000	15,050,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.13%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.11%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
		156,410,000
Indiana 0.6%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.19%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,140,000	3,140,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14%*, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		10,635,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.17%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.11%*, 9/1/2032, LOC: Bank of America NA	1,000,000	1,000,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,690,009
		16,340,009
Kentucky 2.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.27%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.27%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.27%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.11%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		47,860,000
Louisiana 3.7%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone:
Series A, 0.08%*, 8/1/2035	23,000,000	23,000,000
Series B, 0.08%*, 12/1/2040	43,000,000	43,000,000
		66,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.15%*, 1/1/2029, LOC: Bank of America NA	5,850,000	5,850,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,268,444
Michigan 4.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.14%*, 3/1/2031, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.14%*, 9/1/2033, LOC: Royal Bank of Canada	10,000,000	10,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.18%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.18%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.18%**, 11/15/2047	10,110,000	10,110,000
		75,860,000
Minnesota 1.4%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.16%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.5%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,150,000	9,150,000
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2A, 0.11%*, 7/1/2040, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.16%*, 12/15/2015, LIQ: Branch Banking & Trust	18,600,000	18,600,000
		26,700,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.17%*, 7/3/2017, LOC: Barclays Bank PLC	28,500,000	28,500,000
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,055,244
		36,555,244
New York 7.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09%*, 11/1/2031, LOC: Morgan Stanley Bank	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.1%*, 11/1/2049, LOC: Wells Fargo Bank NA	12,730,000	12,730,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.12%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	7,000,000	7,000,000
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	29,500,000	29,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 144A, 0.08%*, 2/1/2032, SPA: PNC Bank NA	20,700,000	20,700,000
Port Authority of New York & New Jersey, Series 180, 3.0%, 6/1/2014	13,500,000	13,532,962
		132,662,962
North Carolina 1.6%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.22%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.22%*, 6/1/2024, LIQ: Branch Banking & Trust	14,975,000	14,975,000
North Carolina, Capital Facilities Finance Agency, TECP, 0.08%, 6/9/2014	8,500,000	8,500,000
		28,800,000
Ohio 5.1%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.11%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.21%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.35%*, 12/1/2041, INS: AMBAC, GTY: Bank of America NA, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13%*, Mandatory Put 8/28/2014 @ 100, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
		91,800,000
Other Territories 6.2%
BB&T Municipal Trust, Series 5000, 144A, 0.22%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	4,990,000	4,990,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.21%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.17%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,800,000	13,800,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.13%*, 10/15/2029	16,250,000	16,250,000
"A", Series M024, AMT, 0.15%**, 7/15/2050, LIQ: Freddie Mac	15,415,000	15,415,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.21%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		111,755,000
Pennsylvania 2.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.12%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 4.1%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.23%*, 9/1/2015, LOC: Royal Bank of Canada	74,100,000	74,100,000
Tennessee 4.2%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.28%*, 5/1/2016, LOC: BNP Paribas	57,975,000	57,975,000
		74,975,000
Texas 9.0%
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Houston, TX, Series G-2, TECP, 0.11%, 5/28/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.13%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.1%*, 11/15/2050, LOC: Wells Fargo Bank NA	12,940,000	12,940,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.12%*, 9/1/2041, LOC: Bank of America NA	20,170,000	20,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.12%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,204,886
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.14%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,200,000	16,200,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.22%*, Mandatory Put 5/29/2014 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		162,779,886
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Toronto-dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,923,018
		16,923,018
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.18%**, 11/15/2043	18,740,000	18,740,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.12%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,720,184)†	98.2	1,770,720,184
Other Assets and Liabilities, Net	1.8	32,106,691
Net Assets	100.0	1,802,826,875

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $1,770,720,184.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,770,720,184	$—	$1,770,720,184
Total	$—	$1,770,720,184	$—	$1,770,720,184

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,770,720,184
Receivable for investments sold	30,695,000
Receivable for Fund shares sold	272,943
Interest receivable	4,615,033
Due from Advisor	15,765
Other assets	73,245
Total assets	1,806,392,170
Liabilities
Cash overdraft	1,348,715
Payable for Fund shares redeemed	1,824,130
Distributions payable	7,089
Accrued management fee	22,390
Accrued Trustees' fees	18,388
Other accrued expenses and payables	344,583
Total liabilities	3,565,295
Net assets, at value	$1,802,826,875
Net Assets Consist of
Undistributed net investment income	127,646
Accumulated net realized gain (loss)	88,643
Paid-in capital	1,802,610,586
Net assets, at value	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($6,533,260 ÷ 6,531,635 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,872,344 ÷ 63,856,458 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($993,279,958 ÷ 993,032,905 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($212,486,905 ÷ 212,433,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($89,430,093 ÷ 89,407,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($51,653,206 ÷ 51,640,358 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($102,690,307 ÷ 102,664,766 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($282,880,802 ÷ 282,810,443 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,670,050
Expenses: Management fee	1,280,327
Administration fee	1,934,898
Services to shareholders	1,080,070
Distribution and service fees	2,004,924
Custodian fee	26,458
Professional fees	123,838
Reports to shareholders	144,915
Registration fees	162,664
Trustees' fees and expenses	74,634
Other	112,487
Total expenses before expense reductions	6,945,215
Expense reductions	(4,469,701)
Total expenses after expense reductions	2,475,514
Net investment income	194,536
Net realized gain (loss) from investments	265,795
Net increase (decrease) in net assets resulting from operations	$460,331

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$194,536	$312,710
Net realized gain (loss)	265,795	119,059
Net increase in net assets resulting from operations	460,331	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,029)	(2,578)
Davidson Cash Equivalent Shares	(10,123)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(149,743)	(347,411)
DWS Tax-Exempt Money Fund	(32,614)	(63,056)
DWS Tax-Free Money Fund Class S	(13,619)	(22,814)
Service Shares	(7,577)	(12,350)
Tax-Exempt Cash Managed Shares	(17,870)	(36,504)
Tax-Free Investment Class	(46,966)	(80,485)
Net realized gain: Capital Assets Funds Shares	(661)	(686)
Davidson Cash Equivalent Shares	(6,124)	(4,358)
DWS Tax-Exempt Cash Institutional Shares	(97,598)	(58,793)
DWS Tax-Exempt Money Fund	(19,703)	(15,872)
DWS Tax-Free Money Fund Class S	(8,598)	(5,799)
Service Shares	(4,985)	(2,541)
Tax-Exempt Cash Managed Shares	(11,262)	(9,837)
Tax-Free Investment Class	(28,221)	(21,062)
Total distributions	(456,693)	(700,781)
Fund share transactions: Proceeds from shares sold	3,597,601,782	3,574,503,665
Reinvestment of distributions	261,601	409,744
Cost of shares redeemed	(3,659,342,320)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	(61,478,937)	(296,151,379)
Increase (decrease) in net assets	(61,475,299)	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $127,646 and $212,651, respectively)	$1,802,826,875	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Service Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	(.000	)*	(.000	)*	—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.02		.03		.02		.01		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		45		78		82		37
Ratio of expenses before expense reductions (%)	1.05		1.05		1.04		1.04		1.05
Ratio of expenses after expense reductions (%)	.13		.20		.22		.34		.46
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). These financial statements report on Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of April 30, 2014, the Government & Agency Securities Portfolio held repurchase agreements with a gross value of $2,028,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $437,000 including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2014 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2014, the Funds' components of distributable earnings on a tax basis are as follows:
Government & Agency Securities Portfolio: Undistributed ordinary income*	$243,119
Capital loss carryforwards	$(437,000)
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$134,735
Undistributed short-term capital gains	$88,643

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2014	2013
Government & Agency Securities Portfolio: Distributions from ordinary income*	$861,848	$738,553
Tax-Exempt Portfolio: Distributions from tax-exempt income	$279,541	$581,722
Distributions from ordinary income*	$177,152	$119,059

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the Funds is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,152,694, all of which was waived.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,280,327, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$3,254,202	$2,071,542	$51,249
Tax-Exempt Portfolio	$1,934,898	$185,063	$135,335

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2014, the amounts charged to the Funds by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$118,266	$105,315	$1,179
Davidson Cash Equivalent Shares	40,803	37,216	747
Davidson Cash Equivalent Plus Shares	212,229	189,207	4,834
DWS Government & Agency Money Fund	82,001	60,725	7,395
DWS Government Cash Institutional Shares	194,384	194,384	—
Government Cash Managed Shares	211,521	162,365	6,511
Service Shares	140,499	128,260	1,410
	$999,703	$877,472	$22,076

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$17,811	$17,437	$—
Davidson Cash Equivalent Shares	107,515	106,760	447
DWS Tax-Exempt Cash Institutional Shares	150,631	150,451	—
DWS Tax-Exempt Money Fund	71,573	71,573	—
DWS Tax-Free Money Fund Class S	54,040	53,659	381
Service Shares	127,630	127,630	—
Tax-Exempt Cash Managed Shares	76,944	76,366	—
Tax-Free Investment Class	396,763	395,452	—
	$1,002,907	$999,328	$828

For the year ended April 30, 2014, the Advisor reimbursed Tax-Exempt Portfolio $59 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$156,111	$156,111	.00%	.33%
Davidson Cash Equivalent Shares	48,964	48,964	.00%	.30%
Davidson Cash Equivalent Plus Shares	265,759	265,759	.00%	.25%
Service Shares	337,641	337,641	.00%	.60%
	$808,475	$808,475

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$23,511	$23,511	.00%	.33%
Davidson Cash Equivalent Shares	215,557	215,557	.00%	.30%
Service Shares	311,159	311,159	.00%	.60%
Tax-Free Investment Class	836,104	836,104	.00%	.25%
	$1,386,331	$1,386,331

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$118,266	$118,266	.00%	.25%
Davidson Cash Equivalent Shares	40,803	40,803	.00%	.25%
Davidson Cash Equivalent Plus Shares	212,607	212,607	.00%	.20%
Government Cash Managed Shares	354,027	354,027	.00%	.15%
	$725,703	$725,703

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$17,811	$17,811	.00%	.25%
Davidson Cash Equivalent Shares	179,631	179,631	.00%	.25%
Tax-Exempt Cash Managed Shares	187,041	187,041	.00%	.15%
Tax-Free Investment Class	234,110	234,110	.00%	.07%
	$618,593	$618,593

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2014, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$59,558	$20,228
Tax-Exempt Portfolio	$85,562	$30,113

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At April 30, 2014, two shareholder accounts held approximately 16% and 11% of the outstanding shares of the Government & Agency Securities Portfolio and three shareholder accounts held approximate 24%, 23% and 18% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2014.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	23,472,158	$23,472,158	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	23,323,116	23,323,116	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	324,560,498	324,560,498	222,327,364	222,327,364
DWS Government & Agency Money Fund	53,844,639	53,844,639	53,121,349	53,121,349
DWS Government Cash Institutional Shares	19,589,178,943	19,589,178,943	15,315,065,657	15,315,065,657
Government Cash Managed Shares	1,020,393,570	1,020,393,570	1,990,326,289	1,990,326,289
Service Shares	163,039,940	163,039,940	264,734,153	264,734,153
Account Maintenance Fees	—	30,414	—	—
		$21,197,843,278		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,732	$4,732	17,994	$17,994
Davidson Cash Equivalent Shares	1,566	1,566	2,284	2,284
Davidson Cash Equivalent Plus Shares	10,259	10,259	9,940	9,940
DWS Government & Agency Money Fund	9,920	9,920	11,818	11,818
DWS Government Cash Institutional Shares	348,922	348,922	341,515	341,515
Government Cash Managed Shares	7,831	7,831	7,714	7,714
Service Shares	5,623	5,623	8,959	8,959
		$388,853		$400,224
Shares redeemed
Capital Assets Funds Shares	(156,347,801)	$(156,347,801)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(30,738,402)	(30,738,402)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(343,026,773)	(343,026,773)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(77,602,543)	(77,602,543)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(18,840,729,361)	(18,840,729,361)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(1,028,565,693)	(1,028,565,693)	(1,983,483,875)	(1,983,483,875)
Service Shares	(196,256,481)	(196,256,481)	(294,366,143)	(294,366,143)
		$(20,673,267,054)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(132,870,911)	$(132,870,911)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(7,413,720)	(7,413,720)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(18,456,016)	(18,456,016)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(23,747,984)	(23,747,984)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	748,798,504	748,798,504	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(8,164,292)	(8,164,292)	6,850,128	6,850,128
Service Shares	(33,210,918)	(33,210,918)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,414	—	—
		$524,965,077		$(589,905,195)

Tax-Exempt Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	26,205,364	$26,205,364	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	170,954,338	170,954,338	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	2,312,875,707	2,312,875,707	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	223,893,131	223,893,131	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	45,072,485	45,072,485	28,082,317	28,082,317
Service Shares	114,181,684	114,181,684	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	334,227,547	334,227,547	238,693,476	238,693,476
Tax-Free Investment Class	370,158,099	370,158,099	396,600,890	396,600,890
Account Maintenance Fees	—	33,427	—	—
		$3,597,601,782		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,690	$1,690	3,264	$3,264
Davidson Cash Equivalent Shares	16,011	16,011	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	82,435	82,435	163,290	163,290
DWS Tax-Exempt Money Fund	51,299	51,299	76,913	76,913
DWS Tax-Free Money Fund Class S	23,098	23,098	27,387	27,387
Service Shares	12,559	12,559	14,768	14,768
Tax-Exempt Cash Managed Shares	18	18	2,584	2,584
Tax-Free Investment Class	74,491	74,491	100,546	100,546
		$261,601		$409,744
Shares redeemed
Capital Assets Funds Shares	(29,732,300)	$(29,732,300)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(177,491,875)	(177,491,875)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(2,290,162,893)	(2,290,162,893)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(253,450,226)	(253,450,226)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(55,566,665)	(55,566,665)	(38,170,621)	(38,170,621)
Service Shares	(107,448,656)	(107,448,656)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(346,623,661)	(346,623,661)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(398,866,044)	(398,866,044)	(399,598,260)	(399,598,260)
		$(3,659,342,320)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(3,525,246)	$(3,525,246)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(6,521,526)	(6,521,526)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	22,795,249	22,795,249	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	(29,505,796)	(29,505,796)	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	(10,471,082)	(10,471,082)	(10,060,917)	(10,060,917)
Service Shares	6,745,587	6,745,587	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	(12,396,096)	(12,396,096)	(51,316,044)	(51,316,044)
Tax-Free Investment Class	(28,633,454)	(28,633,454)	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	33,427	—	—
		$(61,478,937)		$(296,151,379)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities of Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Funds") (two of the Funds comprising Cash Account Trust), including the investment portfolios, as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio and Tax-Exempt Portfolio at April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,000.05	$1,000.18
Expenses Paid per $1,000*	$.40	$.60
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,024.40	$1,024.20
Expenses Paid per $1,000*	$.40	$.60
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.08%	.12%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

For the Government & Agency Securities Portfolio, a total of 41% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2014, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Service Center
P.O. Box 219151
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CATS-2
IR-027582-3 6/14

April 30, 2014

Annual Report

to Shareholders

Davidson Cash Equivalent Shares

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Davidson Cash Equivalent Plus Shares

Government & Agency Securities Portfolio

Contents
3 Portfolio Management Review
Government & Agency Securities Portfolio
7 Portfolio Summary
8 Investment Portfolio
20 Statement of Assets and Liabilities
22 Statement of Operations
23 Statement of Changes in Net Assets
24 Financial Highlights
Tax-Exempt Portfolio
26 Portfolio Summary
27 Investment Portfolio
36 Statement of Assets and Liabilities
38 Statement of Operations
39 Statement of Changes in Net Assets
41 Financial Highlights
42 Notes to Financial Statements
56 Report of Independent Registered Public Accounting Firm
57 Information About Each Fund's Expenses
60 Tax Information
61 Other Information
62 Advisory Agreement Board Considerations and Fee Evaluation
72 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.
Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

7-Day Current Yield
Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares	.01	%*
Tax-Exempt Portfolio — Davidson Cash Equivalent Shares	.01	%*
Equivalent Taxable Yield	.02	%**
Government & Agency Securities Portfolio — Davidson Cash Equivalent Plus Shares	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, call (800) 332-5915.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

In the case of the Government & Agency Securities Portfolio, as short-maturity yields for government and agency securities are also at record low levels, we held a large percentage of portfolio assets in overnight repurchase agreements for relative yield, flexibility and liquidity purposes. At the same time, we purchased six-month-to-one-year government and agency securities to take advantage of more attractive rates within that portion of the yield curve.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining a strong position in variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we took advantage of higher yields along the yield curve by investing in floating-rate notes, "put" bonds, and note issues including one-year fixed-rate notes. We have also maintained broad diversification for the fund by investing in a large number of states and municipalities.

Negative Contributors to Fund Performance

For both funds, the types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 51.6%
U.S. Government Sponsored Agencies 44.5%
Federal Farm Credit Bank:
0.088%*, 6/26/2014	35,000,000	34,995,100
0.109%*, 8/13/2014	10,000,000	9,996,822
0.122%**, 10/27/2014	36,000,000	36,002,773
0.129%*, 7/16/2014	15,000,000	14,995,883
0.131%**, 3/3/2016	25,000,000	25,000,000
0.132%**, 11/26/2014	22,000,000	22,001,961
0.132%**, 10/20/2014	60,000,000	60,001,611
0.139%*, 8/7/2014	15,000,000	14,994,283
0.14%**, 2/2/2015	25,000,000	24,997,124
0.24%**, 3/4/2015	45,000,000	45,034,616
Federal Home Loan Bank:
0.057%*, 5/12/2014	35,000,000	34,999,358
0.071%*, 7/25/2014	18,400,000	18,396,872
0.095%*, 5/19/2014	38,000,000	37,998,100
0.1%*, 1/26/2015	30,000,000	29,977,500
0.104%*, 8/1/2014	70,000,000	69,981,217
0.12%, 7/8/2014	60,000,000	59,998,792
0.12%, 10/27/2014	42,000,000	41,996,075
0.125%, 2/5/2015	40,000,000	39,983,942
0.128%*, 6/11/2014	35,000,000	34,994,818
0.134%*, 8/25/2014	12,000,000	11,994,780
0.138%**, 8/1/2014	20,000,000	20,000,000
0.14%, 5/22/2014	20,000,000	19,999,861
0.17%, 8/1/2014	28,000,000	27,999,488
0.17%, 9/5/2014	35,000,000	34,997,869
0.17%, 2/12/2015	40,000,000	40,000,842
Federal Home Loan Mortgage Corp.:
0.069%*, 8/6/2014	50,000,000	49,990,570
0.083%*, 5/13/2014	12,500,000	12,499,625
0.087%*, 5/22/2014	10,000,000	9,999,475
0.095%*, 10/2/2014	25,000,000	24,989,840
0.098%*, 6/4/2014	15,000,000	14,998,583
0.099%*, 9/5/2014	25,000,000	24,991,181
0.099%*, 10/15/2014	30,000,000	29,986,083
0.099%*, 10/28/2014	40,000,000	39,980,001
0.1%*, 10/24/2014	20,000,000	19,990,222
0.1%*, 5/9/2014	35,000,000	34,999,145
0.106%*, 5/22/2014	12,500,000	12,499,198
0.11%*, 11/5/2014	75,000,000	74,956,917
0.114%*, 8/18/2014	35,000,000	34,987,813
0.116%*, 5/27/2014	17,500,000	17,498,483
0.118%*, 6/18/2014	50,000,000	49,992,000
0.129%*, 7/22/2014	15,000,000	14,995,558
0.139%*, 8/26/2014	18,000,000	17,991,810
0.162%*, 7/7/2014	25,000,000	24,992,370
0.169%*, 12/3/2014	8,000,000	7,991,840
Federal National Mortgage Association:
0.065%*, 9/10/2014	49,500,000	49,488,203
0.079%*, 7/14/2014	40,000,000	39,993,422
0.097%*, 6/2/2014	30,000,000	29,997,333
0.099%*, 9/3/2014	25,000,000	24,991,320
0.119%*, 9/15/2014	50,000,000	49,977,167
0.136%*, 6/2/2014	18,000,000	17,997,760
		1,542,115,606
U.S. Treasury Obligations 7.1%
U.S. Treasury Notes:
0.075%, 1/31/2016	125,000,000	124,980,467
0.5%, 8/15/2014	31,000,000	31,031,520
2.25%, 1/31/2015	12,500,000	12,697,979
2.375%, 9/30/2014	11,700,000	11,807,671
2.625%, 6/30/2014	7,500,000	7,530,745
2.625%, 7/31/2014	40,000,000	40,257,089
4.25%, 8/15/2014	15,000,000	15,182,839
		243,488,310
Total Government & Agency Obligations (Cost $1,785,603,916)		1,785,603,916

Repurchase Agreements 58.5%
Barclays Capital, 0.04%, dated 4/30/2014, to be repurchased at $26,000,029 on 5/1/2014 (a)	26,000,000	26,000,000
BNP Paribas, 0.05%, dated 4/30/2014, to be repurchased at $642,000,892 on 5/1/2014 (b)	642,000,000	642,000,000
BNP Paribas, 0.06%, dated 4/30/2014, to be repurchased at $200,000,333 on 5/1/2014 (c)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.04%, dated 4/30/2014, to be repurchased at $208,000,231 on 5/1/2014 (d)	208,000,000	208,000,000
HSBC Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $150,000,208 on 5/1/2014 (e)	150,000,000	150,000,000
JPMorgan Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $50,000,069 on 5/1/2014 (f)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.04%, dated 4/30/2014, to be repurchased at $185,000,206 on 5/1/2014 (g)	185,000,000	185,000,000
Morgan Stanley & Co., Inc., 0.07%, dated 4/30/2014, to be repurchased at $150,000,292 on 5/1/2014 (h)	150,000,000	150,000,000
Wells Fargo Bank, 0.05%, dated 4/30/2014, to be repurchased at $231,000,321 on 5/1/2014 (i)	231,000,000	231,000,000
Wells Fargo Bank, 0.06%, dated 4/30/2014, to be repurchased at $186,000,310 on 5/1/2014 (j)	186,000,000	186,000,000
Total Repurchase Agreements (Cost $2,028,000,000)		2,028,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,813,603,916)†	110.1	3,813,603,916
Other Assets and Liabilities, Net	(10.1)	(348,283,153)
Net Assets	100.0	3,465,320,763

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $3,813,603,916.

(a) Collateralized by $26,526,300 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $26,520,040.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,425,000	Federal Farm Credit Bank	0.25	9/11/2014– 4/23/2015	3,429,216
49,446,000	Federal Home Loan Bank	Zero Coupon– 7.0	6/27/2014– 1/16/2015	49,457,505
144,348,364	Federal Home Loan Mortgage Corp.	2.375–5.05	1/26/2015– 2/1/2044	153,434,270
386,408,665	Federal National Mortgage Association	0.5–4.0	12/19/2014– 9/1/2043	405,679,817
33,975,600	U.S. Treasury Inflation-Indexed Bond	1.75	1/15/2028	42,840,002
Total Collateral Value				654,840,810

(c) Collateralized by $197,697,423 Federal National Mortgage Association, with various coupon rates from 3.0–3.5%, with various maturities of 8/1/2026–12/1/2042 with a value of $204,000,000.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
911,300	U.S. Treasury Inflation-Indexed Note	1.125	1/15/2021	1,044,887
138,295,100	U.S. Treasury Notes	0.25–3.375	7/31/2015– 11/30/2020	142,556,669
129,873,981	U.S. Treasury STRIPS	Zero Coupon	8/15/2014– 11/15/2043	68,558,496
Total Collateral Value				212,160,052

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,127,183	Government National Mortgage Association	4.5	2/20/2044	59,948,290
30,408,100	U.S. Treasury Inflation-Indexed Notes	0.125–2.5	7/15/2015– 7/15/2023	34,578,291
163,083,425	U.S. Treasury STRIPS	Zero Coupon–4.75	5/15/2014– 2/15/2044	58,473,771
Total Collateral Value				153,000,352

(f) Collateralized by $356,199,324 Federal Home Loan Mortgage Corp. — Interest Only, with various coupon rates from 3.0–5.0%, with various maturities of 6/15/2020–4/15/2043 with a value of $51,000,473.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
65,174,800	U.S. Treasury Bills	Zero Coupon	6/19/2014– 8/28/2014	65,172,084
123,303,700	U.S. Treasury Note	0.25	7/15/2015	123,528,006
Total Collateral Value				188,700,090

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,008,038	Federal Home Loan Mortgage Corp.	1.98–5.0	1/1/2037– 4/1/2044	88,641,752
60,986,625	Federal National Mortgage Association	2.104–6.091	12/1/2019– 1/1/2048	64,358,248
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
85,000,000	U.S. Treasury Bill	Zero Coupon	9/11/2014	84,990,480
54,461,800	U.S. Treasury Floating Rate Note	Zero Coupon	4/30/2016	54,476,777
94,091,700	U.S. Treasury Notes	0.25–2.125	7/31/2015– 2/28/2018	96,152,928
Total Collateral Value				235,620,185

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,000,000	Federal Agricultural Mortgage Corp.	4.35	8/4/2025	1,070,212
13,942,000	Federal Home Loan Bank	Zero Coupon– 5.375	9/30/2014– 3/13/2020	14,213,306
12,245,334	Federal Home Loan Mortgage Corp.	3.0–6.5	9/1/2039– 2/1/2044	12,018,431
228,464,986	Federal Home Loan Mortgage Corp. — Interest Only	2.5–4.5	4/15/2026– 2/15/2043	36,075,808
4,027,115	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	5/15/2037	3,650,611
87,001,183	Federal National Mortgage Association	Zero Coupon– 5.375	10/22/2014– 4/1/2044	83,340,870
186,232,967	Federal National Mortgage Association — Interest Only	2.5–4.5	4/25/2022– 5/25/2043	26,717,154
2,390,927	Federal National Mortgage Association — Principal Only	Zero Coupon	5/25/2037– 7/25/2037	2,129,587
900,000	Financing Corp. Fico	Zero Coupon	2/3/2016– 6/6/2019	862,037
7,077,489	Government National Mortgage Association	3.5–4.5	6/15/2040– 3/15/2044	7,415,038
79,000	Residual Funding Corp. Principal Strip	Zero Coupon	10/15/2019	70,109
3,035,000	Resolution Funding Corp. Interest Strip	Zero Coupon	4/15/2016– 1/15/2030	2,156,838
Total Collateral Value				189,720,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$—	$1,785,603,916	$—	$1,785,603,916
Repurchase Agreements	—	2,028,000,000	—	2,028,000,000
Total	$—	$3,813,603,916	$—	$3,813,603,916

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,785,603,916
Repurchase agreements, valued at amortized cost	2,028,000,000
Investments in securities, at value (cost $3,813,603,916)	3,813,603,916
Receivable for Fund shares sold	78,889
Interest receivable	707,194
Other assets	67,523
Total assets	3,814,457,522
Liabilities
Cash overdraft	348,865,296
Payable for Fund shares redeemed	2,372
Distributions payable	41,610
Accrued Trustees' fees	40,679
Other accrued expenses and payables	186,802
Total liabilities	349,136,759
Net assets, at value	$3,465,320,763
Net Assets Consist of
Undistributed net investment income	201,509
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,465,556,235
Net assets, at value	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($4,946,995 ÷ 4,947,263 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($12,854,501 ÷ 12,855,195 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($89,797,118 ÷ 89,801,972 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($93,620,927 ÷ 93,625,984 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,004,883,965 ÷ 3,005,046,390 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($214,082,575 ÷ 214,094,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,134,682 ÷ 45,137,122 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,966,479
Expenses: Management fee	2,152,694
Administration fee	3,254,202
Services to shareholders	1,064,493
Distribution and service fees	1,534,178
Custodian fee	55,535
Professional fees	135,238
Reports to shareholders	134,804
Registration fees	135,555
Trustees' fees and expenses	138,970
Other	134,844
Total expenses before expense reductions	8,740,513
Expense reductions	(6,635,886)
Total expenses after expense reductions	2,104,627
Net investment income	861,852
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$860,372

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$861,852	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	860,372	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,732)	(17,994)
Davidson Cash Equivalent Shares	(1,632)	(2,284)
Davidson Cash Equivalent Plus Shares	(10,633)	(9,941)
DWS Government & Agency Money Fund	(10,180)	(12,034)
DWS Government Cash Institutional Shares	(805,459)	(662,372)
Government Cash Managed Shares	(23,588)	(24,703)
Service Shares	(5,624)	(9,225)
Total distributions	(861,848)	(738,553)
Fund share transactions: Proceeds from shares sold	21,197,843,278	17,983,371,115
Reinvestment of distributions	388,853	400,224
Cost of shares redeemed	(20,673,267,054)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	524,965,077	(589,905,195)
Increase (decrease) in net assets	524,963,601	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,509 and $201,505, respectively)	$3,465,320,763	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Davidson Cash Equivalent Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	—		—		—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		20		25		19		20
Ratio of expenses before expense reductions (%)	.99		.99		.99		.99		.96
Ratio of expenses after expense reductions (%)	.08		.17		.11		.22		.31
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Government & Agency Securities Portfolio Davidson Cash Equivalent Plus Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	—		—		—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90		108		94		33		50
Ratio of expenses before expense reductions (%)	.84		.84		.83		.84		.85
Ratio of expenses after expense reductions (%)	.08		.17		.11		.23		.29
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.2%
Alaska 2.8%
Anchorage, AK, Municipality of Anchor:
Series A-1, TECP, 0.12%, 7/9/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
Series A-1, TECP, 0.12%, 7/29/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
		50,000,000
California 16.2%
California, Metropolitan Water District of Southern California, Series A-2, 0.13%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	16,000,000	16,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.27%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	10,500,000	10,500,000
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	29,800,000	29,839,860
Series A-2, 2.0%, 6/23/2014	33,000,000	33,084,640
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.17%*, Mandatory Put 5/29/2014 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,000,000	5,000,000
California, West Hills Community College District, 0.09%*, 7/1/2033, LOC: Union Bank of California NA	35,000,000	35,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series A, TECP, 0.08%, 6/16/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,119,407
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	9,700,000	9,700,000
San Jose, CA, Redevelopment Agency, Series 96-A, TECP, 0.14%, 10/10/2014, LOC: JPMorgan Chase Bank NA	10,400,000	10,400,000
University of California, State Revenues, Series AL-3, 0.11%*, 5/15/2048	58,300,000	58,300,000
		291,743,907
District of Columbia 3.6%
District of Columbia, JPMorgan Chase Putters/Drivers Trust, Series 4418, 144A, 0.19%*, Mandatory Put 4/17/2014 @ 100, 11/19/2014, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	54,995,000	54,995,000
District of Columbia, Metropolitan Washington Airports Authority System Revenue, Series D-1, 0.12%*, 10/1/2039, LOC: TD Bank NA	9,300,000	9,300,000
		64,295,000
Florida 1.9%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.12%*, 7/15/2024, LIQ: Fannie Mae	5,100,000	5,100,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.09%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.13%*, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000
		33,700,000
Hawaii 0.5%
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13%*, Mandatory Put 7/31/2014 @ 100, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Idaho 4.1%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,216,714
Illinois 8.7%
Channahon, IL, Morris Hospital Revenue, 0.12%*, 12/1/2034, LOC: U.S. Bank NA	8,070,000	8,070,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.16%*, 1/1/2016, LIQ: Branch Banking & Trust	14,225,000	14,225,000
Illinois, Education Facility Authority Revenue, TECP, 0.08%, 6/2/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues, TECP, 0.09%, 8/6/2014	34,065,000	34,065,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.1%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Educational Facilities Authority, Cultural Pooled Financing, 0.11%*, 3/1/2028, LOC: JPMorgan Chase Bank NA	15,050,000	15,050,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.13%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.11%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
		156,410,000
Indiana 0.6%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.19%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,140,000	3,140,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14%*, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		10,635,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.17%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.11%*, 9/1/2032, LOC: Bank of America NA	1,000,000	1,000,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,690,009
		16,340,009
Kentucky 2.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.27%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.27%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.27%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.11%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		47,860,000
Louisiana 3.7%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone:
Series A, 0.08%*, 8/1/2035	23,000,000	23,000,000
Series B, 0.08%*, 12/1/2040	43,000,000	43,000,000
		66,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.15%*, 1/1/2029, LOC: Bank of America NA	5,850,000	5,850,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,268,444
Michigan 4.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.14%*, 3/1/2031, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.14%*, 9/1/2033, LOC: Royal Bank of Canada	10,000,000	10,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.18%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.18%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.18%**, 11/15/2047	10,110,000	10,110,000
		75,860,000
Minnesota 1.4%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.16%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.5%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,150,000	9,150,000
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2A, 0.11%*, 7/1/2040, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.16%*, 12/15/2015, LIQ: Branch Banking & Trust	18,600,000	18,600,000
		26,700,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.17%*, 7/3/2017, LOC: Barclays Bank PLC	28,500,000	28,500,000
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,055,244
		36,555,244
New York 7.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09%*, 11/1/2031, LOC: Morgan Stanley Bank	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.1%*, 11/1/2049, LOC: Wells Fargo Bank NA	12,730,000	12,730,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.12%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	7,000,000	7,000,000
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	29,500,000	29,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 144A, 0.08%*, 2/1/2032, SPA: PNC Bank NA	20,700,000	20,700,000
Port Authority of New York & New Jersey, Series 180, 3.0%, 6/1/2014	13,500,000	13,532,962
		132,662,962
North Carolina 1.6%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.22%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.22%*, 6/1/2024, LIQ: Branch Banking & Trust	14,975,000	14,975,000
North Carolina, Capital Facilities Finance Agency, TECP, 0.08%, 6/9/2014	8,500,000	8,500,000
		28,800,000
Ohio 5.1%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.11%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.21%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.35%*, 12/1/2041, INS: AMBAC, GTY: Bank of America NA, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13%*, Mandatory Put 8/28/2014 @ 100, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
		91,800,000
Other Territories 6.2%
BB&T Municipal Trust, Series 5000, 144A, 0.22%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	4,990,000	4,990,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.21%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.17%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,800,000	13,800,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.13%*, 10/15/2029	16,250,000	16,250,000
"A", Series M024, AMT, 0.15%**, 7/15/2050, LIQ: Freddie Mac	15,415,000	15,415,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.21%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		111,755,000
Pennsylvania 2.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.12%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 4.1%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.23%*, 9/1/2015, LOC: Royal Bank of Canada	74,100,000	74,100,000
Tennessee 4.2%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.28%*, 5/1/2016, LOC: BNP Paribas	57,975,000	57,975,000
		74,975,000
Texas 9.0%
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Houston, TX, Series G-2, TECP, 0.11%, 5/28/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.13%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.1%*, 11/15/2050, LOC: Wells Fargo Bank NA	12,940,000	12,940,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.12%*, 9/1/2041, LOC: Bank of America NA	20,170,000	20,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.12%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,204,886
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.14%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,200,000	16,200,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.22%*, Mandatory Put 5/29/2014 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		162,779,886
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Toronto-dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,923,018
		16,923,018
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.18%**, 11/15/2043	18,740,000	18,740,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.12%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,720,184)†	98.2	1,770,720,184
Other Assets and Liabilities, Net	1.8	32,106,691
Net Assets	100.0	1,802,826,875

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $1,770,720,184.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,770,720,184	$—	$1,770,720,184
Total	$—	$1,770,720,184	$—	$1,770,720,184

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,770,720,184
Receivable for investments sold	30,695,000
Receivable for Fund shares sold	272,943
Interest receivable	4,615,033
Due from Advisor	15,765
Other assets	73,245
Total assets	1,806,392,170
Liabilities
Cash overdraft	1,348,715
Payable for Fund shares redeemed	1,824,130
Distributions payable	7,089
Accrued management fee	22,390
Accrued Trustees' fees	18,388
Other accrued expenses and payables	344,583
Total liabilities	3,565,295
Net assets, at value	$1,802,826,875
Net Assets Consist of
Undistributed net investment income	127,646
Accumulated net realized gain (loss)	88,643
Paid-in capital	1,802,610,586
Net assets, at value	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($6,533,260 ÷ 6,531,635 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,872,344 ÷ 63,856,458 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($993,279,958 ÷ 993,032,905 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($212,486,905 ÷ 212,433,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($89,430,093 ÷ 89,407,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($51,653,206 ÷ 51,640,358 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($102,690,307 ÷ 102,664,766 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($282,880,802 ÷ 282,810,443 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,670,050
Expenses: Management fee	1,280,327
Administration fee	1,934,898
Services to shareholders	1,080,070
Distribution and service fees	2,004,924
Custodian fee	26,458
Professional fees	123,838
Reports to shareholders	144,915
Registration fees	162,664
Trustees' fees and expenses	74,634
Other	112,487
Total expenses before expense reductions	6,945,215
Expense reductions	(4,469,701)
Total expenses after expense reductions	2,475,514
Net investment income	194,536
Net realized gain (loss) from investments	265,795
Net increase (decrease) in net assets resulting from operations	$460,331

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$194,536	$312,710
Net realized gain (loss)	265,795	119,059
Net increase in net assets resulting from operations	460,331	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,029)	(2,578)
Davidson Cash Equivalent Shares	(10,123)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(149,743)	(347,411)
DWS Tax-Exempt Money Fund	(32,614)	(63,056)
DWS Tax-Free Money Fund Class S	(13,619)	(22,814)
Service Shares	(7,577)	(12,350)
Tax-Exempt Cash Managed Shares	(17,870)	(36,504)
Tax-Free Investment Class	(46,966)	(80,485)
Net realized gain: Capital Assets Funds Shares	(661)	(686)
Davidson Cash Equivalent Shares	(6,124)	(4,358)
DWS Tax-Exempt Cash Institutional Shares	(97,598)	(58,793)
DWS Tax-Exempt Money Fund	(19,703)	(15,872)
DWS Tax-Free Money Fund Class S	(8,598)	(5,799)
Service Shares	(4,985)	(2,541)
Tax-Exempt Cash Managed Shares	(11,262)	(9,837)
Tax-Free Investment Class	(28,221)	(21,062)
Total distributions	(456,693)	(700,781)
Fund share transactions: Proceeds from shares sold	3,597,601,782	3,574,503,665
Reinvestment of distributions	261,601	409,744
Cost of shares redeemed	(3,659,342,320)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	(61,478,937)	(296,151,379)
Increase (decrease) in net assets	(61,475,299)	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $127,646 and $212,651, respectively)	$1,802,826,875	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Davidson Cash Equivalent Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	(.000	)*	(.000	)*	—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.02		.03		.02		.01		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	64		70		62		75		80
Ratio of expenses before expense reductions (%)	.90		.90		.89		.89		.90
Ratio of expenses after expense reductions (%)	.13		.19		.22		.35		.43
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). These financial statements report on Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of April 30, 2014, the Government & Agency Securities Portfolio held repurchase agreements with a gross value of $2,028,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $437,000 including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2014 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2014, the Funds' components of distributable earnings on a tax basis are as follows:
Government & Agency Securities Portfolio: Undistributed ordinary income*	$243,119
Capital loss carryforwards	$(437,000)
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$134,735
Undistributed short-term capital gains	$88,643

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2014	2013
Government & Agency Securities Portfolio: Distributions from ordinary income*	$861,848	$738,553
Tax-Exempt Portfolio: Distributions from tax-exempt income	$279,541	$581,722
Distributions from ordinary income*	$177,152	$119,059

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the Funds is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

For the period from May 1, 2013 through April 30, 2014, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Davidson Cash Equivalent Shares of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00%, 0.85% and 0.85%, respectively.

The Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Davidson Cash Equivalent Shares of the Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,152,694, all of which was waived.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,280,327, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$3,254,202	$2,071,542	$51,249
Tax-Exempt Portfolio	$1,934,898	$185,063	$135,335

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2014, the amounts charged to the Funds by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$118,266	$105,315	$1,179
Davidson Cash Equivalent Shares	40,803	37,216	747
Davidson Cash Equivalent Plus Shares	212,229	189,207	4,834
DWS Government & Agency Money Fund	82,001	60,725	7,395
DWS Government Cash Institutional Shares	194,384	194,384	—
Government Cash Managed Shares	211,521	162,365	6,511
Service Shares	140,499	128,260	1,410
	$999,703	$877,472	$22,076

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$17,811	$17,437	$—
Davidson Cash Equivalent Shares	107,515	106,760	447
DWS Tax-Exempt Cash Institutional Shares	150,631	150,451	—
DWS Tax-Exempt Money Fund	71,573	71,573	—
DWS Tax-Free Money Fund Class S	54,040	53,659	381
Service Shares	127,630	127,630	—
Tax-Exempt Cash Managed Shares	76,944	76,366	—
Tax-Free Investment Class	396,763	395,452	—
	$1,002,907	$999,328	$828

For the year ended April 30, 2014, the Advisor reimbursed Tax-Exempt Portfolio $59 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$156,111	$156,111	.00%	.33%
Davidson Cash Equivalent Shares	48,964	48,964	.00%	.30%
Davidson Cash Equivalent Plus Shares	265,759	265,759	.00%	.25%
Service Shares	337,641	337,641	.00%	.60%
	$808,475	$808,475

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$23,511	$23,511	.00%	.33%
Davidson Cash Equivalent Shares	215,557	215,557	.00%	.30%
Service Shares	311,159	311,159	.00%	.60%
Tax-Free Investment Class	836,104	836,104	.00%	.25%
	$1,386,331	$1,386,331

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$118,266	$118,266	.00%	.25%
Davidson Cash Equivalent Shares	40,803	40,803	.00%	.25%
Davidson Cash Equivalent Plus Shares	212,607	212,607	.00%	.20%
Government Cash Managed Shares	354,027	354,027	.00%	.15%
	$725,703	$725,703

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$17,811	$17,811	.00%	.25%
Davidson Cash Equivalent Shares	179,631	179,631	.00%	.25%
Tax-Exempt Cash Managed Shares	187,041	187,041	.00%	.15%
Tax-Free Investment Class	234,110	234,110	.00%	.07%
	$618,593	$618,593

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2014, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$59,558	$20,228
Tax-Exempt Portfolio	$85,562	$30,113

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At April 30, 2014, two shareholder accounts held approximately 16% and 11% of the outstanding shares of the Government & Agency Securities Portfolio and three shareholder accounts held approximate 24%, 23% and 18% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2014.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	23,472,158	$23,472,158	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	23,323,116	23,323,116	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	324,560,498	324,560,498	222,327,364	222,327,364
DWS Government & Agency Money Fund	53,844,639	53,844,639	53,121,349	53,121,349
DWS Government Cash Institutional Shares	19,589,178,943	19,589,178,943	15,315,065,657	15,315,065,657
Government Cash Managed Shares	1,020,393,570	1,020,393,570	1,990,326,289	1,990,326,289
Service Shares	163,039,940	163,039,940	264,734,153	264,734,153
Account Maintenance Fees	—	30,414	—	—
		$21,197,843,278		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,732	$4,732	17,994	$17,994
Davidson Cash Equivalent Shares	1,566	1,566	2,284	2,284
Davidson Cash Equivalent Plus Shares	10,259	10,259	9,940	9,940
DWS Government & Agency Money Fund	9,920	9,920	11,818	11,818
DWS Government Cash Institutional Shares	348,922	348,922	341,515	341,515
Government Cash Managed Shares	7,831	7,831	7,714	7,714
Service Shares	5,623	5,623	8,959	8,959
		$388,853		$400,224
Shares redeemed
Capital Assets Funds Shares	(156,347,801)	$(156,347,801)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(30,738,402)	(30,738,402)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(343,026,773)	(343,026,773)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(77,602,543)	(77,602,543)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(18,840,729,361)	(18,840,729,361)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(1,028,565,693)	(1,028,565,693)	(1,983,483,875)	(1,983,483,875)
Service Shares	(196,256,481)	(196,256,481)	(294,366,143)	(294,366,143)
		$(20,673,267,054)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(132,870,911)	$(132,870,911)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(7,413,720)	(7,413,720)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(18,456,016)	(18,456,016)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(23,747,984)	(23,747,984)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	748,798,504	748,798,504	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(8,164,292)	(8,164,292)	6,850,128	6,850,128
Service Shares	(33,210,918)	(33,210,918)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,414	—	—
		$524,965,077		$(589,905,195)

Tax-Exempt Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	26,205,364	$26,205,364	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	170,954,338	170,954,338	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	2,312,875,707	2,312,875,707	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	223,893,131	223,893,131	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	45,072,485	45,072,485	28,082,317	28,082,317
Service Shares	114,181,684	114,181,684	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	334,227,547	334,227,547	238,693,476	238,693,476
Tax-Free Investment Class	370,158,099	370,158,099	396,600,890	396,600,890
Account Maintenance Fees	—	33,427	—	—
		$3,597,601,782		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,690	$1,690	3,264	$3,264
Davidson Cash Equivalent Shares	16,011	16,011	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	82,435	82,435	163,290	163,290
DWS Tax-Exempt Money Fund	51,299	51,299	76,913	76,913
DWS Tax-Free Money Fund Class S	23,098	23,098	27,387	27,387
Service Shares	12,559	12,559	14,768	14,768
Tax-Exempt Cash Managed Shares	18	18	2,584	2,584
Tax-Free Investment Class	74,491	74,491	100,546	100,546
		$261,601		$409,744
Shares redeemed
Capital Assets Funds Shares	(29,732,300)	$(29,732,300)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(177,491,875)	(177,491,875)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(2,290,162,893)	(2,290,162,893)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(253,450,226)	(253,450,226)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(55,566,665)	(55,566,665)	(38,170,621)	(38,170,621)
Service Shares	(107,448,656)	(107,448,656)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(346,623,661)	(346,623,661)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(398,866,044)	(398,866,044)	(399,598,260)	(399,598,260)
		$(3,659,342,320)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(3,525,246)	$(3,525,246)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(6,521,526)	(6,521,526)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	22,795,249	22,795,249	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	(29,505,796)	(29,505,796)	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	(10,471,082)	(10,471,082)	(10,060,917)	(10,060,917)
Service Shares	6,745,587	6,745,587	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	(12,396,096)	(12,396,096)	(51,316,044)	(51,316,044)
Tax-Free Investment Class	(28,633,454)	(28,633,454)	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	33,427	—	—
		$(61,478,937)		$(296,151,379)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities of Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Funds") (two of the Funds comprising Cash Account Trust), including the investment portfolios, as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio and Tax-Exempt Portfolio at April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Davidson Cash Equivalent Shares and the Davidson Cash Equivalent Plus Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Davidson Cash Equivalent Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,000.05	$1,000.18
Expenses Paid per $1,000*	$.40	$.60
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,024.40	$1,024.20
Expenses Paid per $1,000*	$.40	$.60
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares	.08%	.12%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Davidson Cash Equivalent Plus Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,000.05
Expenses Paid per $1,000*	$.40
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,024.40
Expenses Paid per $1,000*	$.40

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Government & Agency Securities Portfolio
Davidson Cash Equivalent Plus Shares	.08%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

For the Government & Agency Securities Portfolio, a total of 41% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2014, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

PRESORTED
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DCES-2
IR-027584-3 6/14

April 30, 2014

Annual Report

to Shareholders

Capital Assets Funds Shares

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Contents
3 Portfolio Management Review
Government & Agency Securities Portfolio
7 Portfolio Summary
8 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
Tax-Exempt Portfolio
19 Portfolio Summary
20 Investment Portfolio
28 Statement of Assets and Liabilities
30 Statement of Operations
31 Statement of Changes in Net Assets
33 Financial Highlights
34 Notes to Financial Statements
48 Report of Independent Registered Public Accounting Firm
49 Information About Each Fund's Expenses
50 Tax Information
51 Other Information
52 Advisory Agreement Board Considerations and Fee Evaluation
62 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.
Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

7-Day Current Yield
Government & Agency Securities Portfolio — Capital Assets Funds Shares	.01	%*
Tax-Exempt Portfolio — Capital Assets Funds Shares	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, call (888) 466-4250.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

In the case of the Government & Agency Securities Portfolio, as short-maturity yields for government and agency securities are also at record low levels, we held a large percentage of portfolio assets in overnight repurchase agreements for relative yield, flexibility and liquidity purposes. At the same time, we purchased six-month-to-one-year government and agency securities to take advantage of more attractive rates within that portion of the yield curve.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining a strong position in variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we took advantage of higher yields along the yield curve by investing in floating-rate notes, "put" bonds, and note issues including one-year fixed-rate notes. We have also maintained broad diversification for the fund by investing in a large number of states and municipalities.

Negative Contributors to Fund Performance

For both funds, the types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 51.6%
U.S. Government Sponsored Agencies 44.5%
Federal Farm Credit Bank:
0.088%*, 6/26/2014	35,000,000	34,995,100
0.109%*, 8/13/2014	10,000,000	9,996,822
0.122%**, 10/27/2014	36,000,000	36,002,773
0.129%*, 7/16/2014	15,000,000	14,995,883
0.131%**, 3/3/2016	25,000,000	25,000,000
0.132%**, 11/26/2014	22,000,000	22,001,961
0.132%**, 10/20/2014	60,000,000	60,001,611
0.139%*, 8/7/2014	15,000,000	14,994,283
0.14%**, 2/2/2015	25,000,000	24,997,124
0.24%**, 3/4/2015	45,000,000	45,034,616
Federal Home Loan Bank:
0.057%*, 5/12/2014	35,000,000	34,999,358
0.071%*, 7/25/2014	18,400,000	18,396,872
0.095%*, 5/19/2014	38,000,000	37,998,100
0.1%*, 1/26/2015	30,000,000	29,977,500
0.104%*, 8/1/2014	70,000,000	69,981,217
0.12%, 7/8/2014	60,000,000	59,998,792
0.12%, 10/27/2014	42,000,000	41,996,075
0.125%, 2/5/2015	40,000,000	39,983,942
0.128%*, 6/11/2014	35,000,000	34,994,818
0.134%*, 8/25/2014	12,000,000	11,994,780
0.138%**, 8/1/2014	20,000,000	20,000,000
0.14%, 5/22/2014	20,000,000	19,999,861
0.17%, 8/1/2014	28,000,000	27,999,488
0.17%, 9/5/2014	35,000,000	34,997,869
0.17%, 2/12/2015	40,000,000	40,000,842
Federal Home Loan Mortgage Corp.:
0.069%*, 8/6/2014	50,000,000	49,990,570
0.083%*, 5/13/2014	12,500,000	12,499,625
0.087%*, 5/22/2014	10,000,000	9,999,475
0.095%*, 10/2/2014	25,000,000	24,989,840
0.098%*, 6/4/2014	15,000,000	14,998,583
0.099%*, 9/5/2014	25,000,000	24,991,181
0.099%*, 10/15/2014	30,000,000	29,986,083
0.099%*, 10/28/2014	40,000,000	39,980,001
0.1%*, 10/24/2014	20,000,000	19,990,222
0.1%*, 5/9/2014	35,000,000	34,999,145
0.106%*, 5/22/2014	12,500,000	12,499,198
0.11%*, 11/5/2014	75,000,000	74,956,917
0.114%*, 8/18/2014	35,000,000	34,987,813
0.116%*, 5/27/2014	17,500,000	17,498,483
0.118%*, 6/18/2014	50,000,000	49,992,000
0.129%*, 7/22/2014	15,000,000	14,995,558
0.139%*, 8/26/2014	18,000,000	17,991,810
0.162%*, 7/7/2014	25,000,000	24,992,370
0.169%*, 12/3/2014	8,000,000	7,991,840
Federal National Mortgage Association:
0.065%*, 9/10/2014	49,500,000	49,488,203
0.079%*, 7/14/2014	40,000,000	39,993,422
0.097%*, 6/2/2014	30,000,000	29,997,333
0.099%*, 9/3/2014	25,000,000	24,991,320
0.119%*, 9/15/2014	50,000,000	49,977,167
0.136%*, 6/2/2014	18,000,000	17,997,760
		1,542,115,606
U.S. Treasury Obligations 7.1%
U.S. Treasury Notes:
0.075%, 1/31/2016	125,000,000	124,980,467
0.5%, 8/15/2014	31,000,000	31,031,520
2.25%, 1/31/2015	12,500,000	12,697,979
2.375%, 9/30/2014	11,700,000	11,807,671
2.625%, 6/30/2014	7,500,000	7,530,745
2.625%, 7/31/2014	40,000,000	40,257,089
4.25%, 8/15/2014	15,000,000	15,182,839
		243,488,310
Total Government & Agency Obligations (Cost $1,785,603,916)		1,785,603,916

Repurchase Agreements 58.5%
Barclays Capital, 0.04%, dated 4/30/2014, to be repurchased at $26,000,029 on 5/1/2014 (a)	26,000,000	26,000,000
BNP Paribas, 0.05%, dated 4/30/2014, to be repurchased at $642,000,892 on 5/1/2014 (b)	642,000,000	642,000,000
BNP Paribas, 0.06%, dated 4/30/2014, to be repurchased at $200,000,333 on 5/1/2014 (c)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.04%, dated 4/30/2014, to be repurchased at $208,000,231 on 5/1/2014 (d)	208,000,000	208,000,000
HSBC Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $150,000,208 on 5/1/2014 (e)	150,000,000	150,000,000
JPMorgan Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $50,000,069 on 5/1/2014 (f)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.04%, dated 4/30/2014, to be repurchased at $185,000,206 on 5/1/2014 (g)	185,000,000	185,000,000
Morgan Stanley & Co., Inc., 0.07%, dated 4/30/2014, to be repurchased at $150,000,292 on 5/1/2014 (h)	150,000,000	150,000,000
Wells Fargo Bank, 0.05%, dated 4/30/2014, to be repurchased at $231,000,321 on 5/1/2014 (i)	231,000,000	231,000,000
Wells Fargo Bank, 0.06%, dated 4/30/2014, to be repurchased at $186,000,310 on 5/1/2014 (j)	186,000,000	186,000,000
Total Repurchase Agreements (Cost $2,028,000,000)		2,028,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,813,603,916)†	110.1	3,813,603,916
Other Assets and Liabilities, Net	(10.1)	(348,283,153)
Net Assets	100.0	3,465,320,763

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $3,813,603,916.

(a) Collateralized by $26,526,300 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $26,520,040.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,425,000	Federal Farm Credit Bank	0.25	9/11/2014– 4/23/2015	3,429,216
49,446,000	Federal Home Loan Bank	Zero Coupon– 7.0	6/27/2014– 1/16/2015	49,457,505
144,348,364	Federal Home Loan Mortgage Corp.	2.375–5.05	1/26/2015– 2/1/2044	153,434,270
386,408,665	Federal National Mortgage Association	0.5–4.0	12/19/2014– 9/1/2043	405,679,817
33,975,600	U.S. Treasury Inflation-Indexed Bond	1.75	1/15/2028	42,840,002
Total Collateral Value				654,840,810

(c) Collateralized by $197,697,423 Federal National Mortgage Association, with various coupon rates from 3.0–3.5%, with various maturities of 8/1/2026–12/1/2042 with a value of $204,000,000.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
911,300	U.S. Treasury Inflation-Indexed Note	1.125	1/15/2021	1,044,887
138,295,100	U.S. Treasury Notes	0.25–3.375	7/31/2015– 11/30/2020	142,556,669
129,873,981	U.S. Treasury STRIPS	Zero Coupon	8/15/2014– 11/15/2043	68,558,496
Total Collateral Value				212,160,052

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,127,183	Government National Mortgage Association	4.5	2/20/2044	59,948,290
30,408,100	U.S. Treasury Inflation-Indexed Notes	0.125–2.5	7/15/2015– 7/15/2023	34,578,291
163,083,425	U.S. Treasury STRIPS	Zero Coupon–4.75	5/15/2014– 2/15/2044	58,473,771
Total Collateral Value				153,000,352

(f) Collateralized by $356,199,324 Federal Home Loan Mortgage Corp. — Interest Only, with various coupon rates from 3.0–5.0%, with various maturities of 6/15/2020–4/15/2043 with a value of $51,000,473.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
65,174,800	U.S. Treasury Bills	Zero Coupon	6/19/2014– 8/28/2014	65,172,084
123,303,700	U.S. Treasury Note	0.25	7/15/2015	123,528,006
Total Collateral Value				188,700,090

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,008,038	Federal Home Loan Mortgage Corp.	1.98–5.0	1/1/2037– 4/1/2044	88,641,752
60,986,625	Federal National Mortgage Association	2.104–6.091	12/1/2019– 1/1/2048	64,358,248
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
85,000,000	U.S. Treasury Bill	Zero Coupon	9/11/2014	84,990,480
54,461,800	U.S. Treasury Floating Rate Note	Zero Coupon	4/30/2016	54,476,777
94,091,700	U.S. Treasury Notes	0.25–2.125	7/31/2015– 2/28/2018	96,152,928
Total Collateral Value				235,620,185

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,000,000	Federal Agricultural Mortgage Corp.	4.35	8/4/2025	1,070,212
13,942,000	Federal Home Loan Bank	Zero Coupon– 5.375	9/30/2014– 3/13/2020	14,213,306
12,245,334	Federal Home Loan Mortgage Corp.	3.0–6.5	9/1/2039– 2/1/2044	12,018,431
228,464,986	Federal Home Loan Mortgage Corp. — Interest Only	2.5–4.5	4/15/2026– 2/15/2043	36,075,808
4,027,115	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	5/15/2037	3,650,611
87,001,183	Federal National Mortgage Association	Zero Coupon– 5.375	10/22/2014– 4/1/2044	83,340,870
186,232,967	Federal National Mortgage Association — Interest Only	2.5–4.5	4/25/2022– 5/25/2043	26,717,154
2,390,927	Federal National Mortgage Association — Principal Only	Zero Coupon	5/25/2037– 7/25/2037	2,129,587
900,000	Financing Corp. Fico	Zero Coupon	2/3/2016– 6/6/2019	862,037
7,077,489	Government National Mortgage Association	3.5–4.5	6/15/2040– 3/15/2044	7,415,038
79,000	Residual Funding Corp. Principal Strip	Zero Coupon	10/15/2019	70,109
3,035,000	Resolution Funding Corp. Interest Strip	Zero Coupon	4/15/2016– 1/15/2030	2,156,838
Total Collateral Value				189,720,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$—	$1,785,603,916	$—	$1,785,603,916
Repurchase Agreements	—	2,028,000,000	—	2,028,000,000
Total	$—	$3,813,603,916	$—	$3,813,603,916

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,785,603,916
Repurchase agreements, valued at amortized cost	2,028,000,000
Investments in securities, at value (cost $3,813,603,916)	3,813,603,916
Receivable for Fund shares sold	78,889
Interest receivable	707,194
Other assets	67,523
Total assets	3,814,457,522
Liabilities
Cash overdraft	348,865,296
Payable for Fund shares redeemed	2,372
Distributions payable	41,610
Accrued Trustees' fees	40,679
Other accrued expenses and payables	186,802
Total liabilities	349,136,759
Net assets, at value	$3,465,320,763
Net Assets Consist of
Undistributed net investment income	201,509
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,465,556,235
Net assets, at value	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($4,946,995 ÷ 4,947,263 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($12,854,501 ÷ 12,855,195 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($89,797,118 ÷ 89,801,972 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($93,620,927 ÷ 93,625,984 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,004,883,965 ÷ 3,005,046,390 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($214,082,575 ÷ 214,094,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,134,682 ÷ 45,137,122 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,966,479
Expenses: Management fee	2,152,694
Administration fee	3,254,202
Services to shareholders	1,064,493
Distribution and service fees	1,534,178
Custodian fee	55,535
Professional fees	135,238
Reports to shareholders	134,804
Registration fees	135,555
Trustees' fees and expenses	138,970
Other	134,844
Total expenses before expense reductions	8,740,513
Expense reductions	(6,635,886)
Total expenses after expense reductions	2,104,627
Net investment income	861,852
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$860,372

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$861,852	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	860,372	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,732)	(17,994)
Davidson Cash Equivalent Shares	(1,632)	(2,284)
Davidson Cash Equivalent Plus Shares	(10,633)	(9,941)
DWS Government & Agency Money Fund	(10,180)	(12,034)
DWS Government Cash Institutional Shares	(805,459)	(662,372)
Government Cash Managed Shares	(23,588)	(24,703)
Service Shares	(5,624)	(9,225)
Total distributions	(861,848)	(738,553)
Fund share transactions: Proceeds from shares sold	21,197,843,278	17,983,371,115
Reinvestment of distributions	388,853	400,224
Cost of shares redeemed	(20,673,267,054)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	524,965,077	(589,905,195)
Increase (decrease) in net assets	524,963,601	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,509 and $201,505, respectively)	$3,465,320,763	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Capital Assets Funds Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gain	—		—		—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		138		237		284		304
Ratio of expenses before expense reductions (%)	1.02		1.02		1.01		1.01		1.03
Ratio of expenses after expense reductions (%)	.09		.17		.11		.22		.30
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.2%
Alaska 2.8%
Anchorage, AK, Municipality of Anchor:
Series A-1, TECP, 0.12%, 7/9/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
Series A-1, TECP, 0.12%, 7/29/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
		50,000,000
California 16.2%
California, Metropolitan Water District of Southern California, Series A-2, 0.13%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	16,000,000	16,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.27%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	10,500,000	10,500,000
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	29,800,000	29,839,860
Series A-2, 2.0%, 6/23/2014	33,000,000	33,084,640
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.17%*, Mandatory Put 5/29/2014 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,000,000	5,000,000
California, West Hills Community College District, 0.09%*, 7/1/2033, LOC: Union Bank of California NA	35,000,000	35,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series A, TECP, 0.08%, 6/16/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,119,407
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	9,700,000	9,700,000
San Jose, CA, Redevelopment Agency, Series 96-A, TECP, 0.14%, 10/10/2014, LOC: JPMorgan Chase Bank NA	10,400,000	10,400,000
University of California, State Revenues, Series AL-3, 0.11%*, 5/15/2048	58,300,000	58,300,000
		291,743,907
District of Columbia 3.6%
District of Columbia, JPMorgan Chase Putters/Drivers Trust, Series 4418, 144A, 0.19%*, Mandatory Put 4/17/2014 @ 100, 11/19/2014, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	54,995,000	54,995,000
District of Columbia, Metropolitan Washington Airports Authority System Revenue, Series D-1, 0.12%*, 10/1/2039, LOC: TD Bank NA	9,300,000	9,300,000
		64,295,000
Florida 1.9%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.12%*, 7/15/2024, LIQ: Fannie Mae	5,100,000	5,100,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.09%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.13%*, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000
		33,700,000
Hawaii 0.5%
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13%*, Mandatory Put 7/31/2014 @ 100, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Idaho 4.1%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,216,714
Illinois 8.7%
Channahon, IL, Morris Hospital Revenue, 0.12%*, 12/1/2034, LOC: U.S. Bank NA	8,070,000	8,070,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.16%*, 1/1/2016, LIQ: Branch Banking & Trust	14,225,000	14,225,000
Illinois, Education Facility Authority Revenue, TECP, 0.08%, 6/2/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues, TECP, 0.09%, 8/6/2014	34,065,000	34,065,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.1%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Educational Facilities Authority, Cultural Pooled Financing, 0.11%*, 3/1/2028, LOC: JPMorgan Chase Bank NA	15,050,000	15,050,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.13%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.11%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
		156,410,000
Indiana 0.6%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.19%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,140,000	3,140,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14%*, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		10,635,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.17%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.11%*, 9/1/2032, LOC: Bank of America NA	1,000,000	1,000,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,690,009
		16,340,009
Kentucky 2.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.27%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.27%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.27%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.11%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		47,860,000
Louisiana 3.7%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone:
Series A, 0.08%*, 8/1/2035	23,000,000	23,000,000
Series B, 0.08%*, 12/1/2040	43,000,000	43,000,000
		66,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.15%*, 1/1/2029, LOC: Bank of America NA	5,850,000	5,850,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,268,444
Michigan 4.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.14%*, 3/1/2031, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.14%*, 9/1/2033, LOC: Royal Bank of Canada	10,000,000	10,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.18%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.18%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.18%**, 11/15/2047	10,110,000	10,110,000
		75,860,000
Minnesota 1.4%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.16%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.5%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,150,000	9,150,000
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2A, 0.11%*, 7/1/2040, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.16%*, 12/15/2015, LIQ: Branch Banking & Trust	18,600,000	18,600,000
		26,700,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.17%*, 7/3/2017, LOC: Barclays Bank PLC	28,500,000	28,500,000
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,055,244
		36,555,244
New York 7.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09%*, 11/1/2031, LOC: Morgan Stanley Bank	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.1%*, 11/1/2049, LOC: Wells Fargo Bank NA	12,730,000	12,730,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.12%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	7,000,000	7,000,000
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	29,500,000	29,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 144A, 0.08%*, 2/1/2032, SPA: PNC Bank NA	20,700,000	20,700,000
Port Authority of New York & New Jersey, Series 180, 3.0%, 6/1/2014	13,500,000	13,532,962
		132,662,962
North Carolina 1.6%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.22%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.22%*, 6/1/2024, LIQ: Branch Banking & Trust	14,975,000	14,975,000
North Carolina, Capital Facilities Finance Agency, TECP, 0.08%, 6/9/2014	8,500,000	8,500,000
		28,800,000
Ohio 5.1%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.11%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.21%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.35%*, 12/1/2041, INS: AMBAC, GTY: Bank of America NA, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13%*, Mandatory Put 8/28/2014 @ 100, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
		91,800,000
Other Territories 6.2%
BB&T Municipal Trust, Series 5000, 144A, 0.22%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	4,990,000	4,990,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.21%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.17%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,800,000	13,800,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.13%*, 10/15/2029	16,250,000	16,250,000
"A", Series M024, AMT, 0.15%**, 7/15/2050, LIQ: Freddie Mac	15,415,000	15,415,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.21%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		111,755,000
Pennsylvania 2.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.12%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 4.1%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.23%*, 9/1/2015, LOC: Royal Bank of Canada	74,100,000	74,100,000
Tennessee 4.2%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.28%*, 5/1/2016, LOC: BNP Paribas	57,975,000	57,975,000
		74,975,000
Texas 9.0%
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Houston, TX, Series G-2, TECP, 0.11%, 5/28/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.13%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.1%*, 11/15/2050, LOC: Wells Fargo Bank NA	12,940,000	12,940,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.12%*, 9/1/2041, LOC: Bank of America NA	20,170,000	20,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.12%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,204,886
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.14%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,200,000	16,200,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.22%*, Mandatory Put 5/29/2014 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		162,779,886
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Toronto-dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,923,018
		16,923,018
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.18%**, 11/15/2043	18,740,000	18,740,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.12%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,720,184)†	98.2	1,770,720,184
Other Assets and Liabilities, Net	1.8	32,106,691
Net Assets	100.0	1,802,826,875

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $1,770,720,184.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,770,720,184	$—	$1,770,720,184
Total	$—	$1,770,720,184	$—	$1,770,720,184

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,770,720,184
Receivable for investments sold	30,695,000
Receivable for Fund shares sold	272,943
Interest receivable	4,615,033
Due from Advisor	15,765
Other assets	73,245
Total assets	1,806,392,170
Liabilities
Cash overdraft	1,348,715
Payable for Fund shares redeemed	1,824,130
Distributions payable	7,089
Accrued management fee	22,390
Accrued Trustees' fees	18,388
Other accrued expenses and payables	344,583
Total liabilities	3,565,295
Net assets, at value	$1,802,826,875
Net Assets Consist of
Undistributed net investment income	127,646
Accumulated net realized gain (loss)	88,643
Paid-in capital	1,802,610,586
Net assets, at value	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($6,533,260 ÷ 6,531,635 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,872,344 ÷ 63,856,458 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($993,279,958 ÷ 993,032,905 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($212,486,905 ÷ 212,433,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($89,430,093 ÷ 89,407,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($51,653,206 ÷ 51,640,358 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($102,690,307 ÷ 102,664,766 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($282,880,802 ÷ 282,810,443 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,670,050
Expenses: Management fee	1,280,327
Administration fee	1,934,898
Services to shareholders	1,080,070
Distribution and service fees	2,004,924
Custodian fee	26,458
Professional fees	123,838
Reports to shareholders	144,915
Registration fees	162,664
Trustees' fees and expenses	74,634
Other	112,487
Total expenses before expense reductions	6,945,215
Expense reductions	(4,469,701)
Total expenses after expense reductions	2,475,514
Net investment income	194,536
Net realized gain (loss) from investments	265,795
Net increase (decrease) in net assets resulting from operations	$460,331

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$194,536	$312,710
Net realized gain (loss)	265,795	119,059
Net increase in net assets resulting from operations	460,331	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,029)	(2,578)
Davidson Cash Equivalent Shares	(10,123)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(149,743)	(347,411)
DWS Tax-Exempt Money Fund	(32,614)	(63,056)
DWS Tax-Free Money Fund Class S	(13,619)	(22,814)
Service Shares	(7,577)	(12,350)
Tax-Exempt Cash Managed Shares	(17,870)	(36,504)
Tax-Free Investment Class	(46,966)	(80,485)
Net realized gain: Capital Assets Funds Shares	(661)	(686)
Davidson Cash Equivalent Shares	(6,124)	(4,358)
DWS Tax-Exempt Cash Institutional Shares	(97,598)	(58,793)
DWS Tax-Exempt Money Fund	(19,703)	(15,872)
DWS Tax-Free Money Fund Class S	(8,598)	(5,799)
Service Shares	(4,985)	(2,541)
Tax-Exempt Cash Managed Shares	(11,262)	(9,837)
Tax-Free Investment Class	(28,221)	(21,062)
Total distributions	(456,693)	(700,781)
Fund share transactions: Proceeds from shares sold	3,597,601,782	3,574,503,665
Reinvestment of distributions	261,601	409,744
Cost of shares redeemed	(3,659,342,320)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	(61,478,937)	(296,151,379)
Increase (decrease) in net assets	(61,475,299)	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $127,646 and $212,651, respectively)	$1,802,826,875	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Capital Assets Funds Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gain	(.000	)*	(.000	)*	—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.02		.03		.02		.01		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		10		12		11		18
Ratio of expenses before expense reductions (%)	1.03		1.03		1.02		1.02		1.03
Ratio of expenses after expense reductions (%)	.13		.20		.22		.35		.46
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). These financial statements report on Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Capital Assets Funds Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of April 30, 2014, the Government & Agency Securities Portfolio held repurchase agreements with a gross value of $2,028,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $437,000 including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2014 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2014, the Funds' components of distributable earnings on a tax basis are as follows:
Government & Agency Securities Portfolio: Undistributed ordinary income*	$243,119
Capital loss carryforwards	$(437,000)
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$134,735
Undistributed short-term capital gains	$88,643

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2014	2013
Government & Agency Securities Portfolio: Distributions from ordinary income*	$861,848	$738,553
Tax-Exempt Portfolio: Distributions from tax-exempt income	$279,541	$581,722
Distributions from ordinary income*	$177,152	$119,059

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the Funds is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

For the period from May 1, 2013 through April 30, 2014, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Capital Assets Funds Shares of the Tax-Exempt Portfolio to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.03%.

In addition, the Advisor and Penson Financial Services, Inc., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Capital Assets Funds Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,152,694, all of which was waived.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,280,327, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$3,254,202	$2,071,542	$51,249
Tax-Exempt Portfolio	$1,934,898	$185,063	$135,335

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2014, the amounts charged to the Funds by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$118,266	$105,315	$1,179
Davidson Cash Equivalent Shares	40,803	37,216	747
Davidson Cash Equivalent Plus Shares	212,229	189,207	4,834
DWS Government & Agency Money Fund	82,001	60,725	7,395
DWS Government Cash Institutional Shares	194,384	194,384	—
Government Cash Managed Shares	211,521	162,365	6,511
Service Shares	140,499	128,260	1,410
	$999,703	$877,472	$22,076

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$17,811	$17,437	$—
Davidson Cash Equivalent Shares	107,515	106,760	447
DWS Tax-Exempt Cash Institutional Shares	150,631	150,451	—
DWS Tax-Exempt Money Fund	71,573	71,573	—
DWS Tax-Free Money Fund Class S	54,040	53,659	381
Service Shares	127,630	127,630	—
Tax-Exempt Cash Managed Shares	76,944	76,366	—
Tax-Free Investment Class	396,763	395,452	—
	$1,002,907	$999,328	$828

For the year ended April 30, 2014, the Advisor reimbursed Tax-Exempt Portfolio $59 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$156,111	$156,111	.00%	.33%
Davidson Cash Equivalent Shares	48,964	48,964	.00%	.30%
Davidson Cash Equivalent Plus Shares	265,759	265,759	.00%	.25%
Service Shares	337,641	337,641	.00%	.60%
	$808,475	$808,475

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$23,511	$23,511	.00%	.33%
Davidson Cash Equivalent Shares	215,557	215,557	.00%	.30%
Service Shares	311,159	311,159	.00%	.60%
Tax-Free Investment Class	836,104	836,104	.00%	.25%
	$1,386,331	$1,386,331

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$118,266	$118,266	.00%	.25%
Davidson Cash Equivalent Shares	40,803	40,803	.00%	.25%
Davidson Cash Equivalent Plus Shares	212,607	212,607	.00%	.20%
Government Cash Managed Shares	354,027	354,027	.00%	.15%
	$725,703	$725,703

Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$17,811	$17,811	.00%	.25%
Davidson Cash Equivalent Shares	179,631	179,631	.00%	.25%
Tax-Exempt Cash Managed Shares	187,041	187,041	.00%	.15%
Tax-Free Investment Class	234,110	234,110	.00%	.07%
	$618,593	$618,593

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2014, the amounts charged to the Funds by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$59,558	$20,228
Tax-Exempt Portfolio	$85,562	$30,113

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At April 30, 2014, two shareholder accounts held approximately 16% and 11% of the outstanding shares of the Government & Agency Securities Portfolio and three shareholder accounts held approximate 24%, 23% and 18% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2014.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	23,472,158	$23,472,158	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	23,323,116	23,323,116	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	324,560,498	324,560,498	222,327,364	222,327,364
DWS Government & Agency Money Fund	53,844,639	53,844,639	53,121,349	53,121,349
DWS Government Cash Institutional Shares	19,589,178,943	19,589,178,943	15,315,065,657	15,315,065,657
Government Cash Managed Shares	1,020,393,570	1,020,393,570	1,990,326,289	1,990,326,289
Service Shares	163,039,940	163,039,940	264,734,153	264,734,153
Account Maintenance Fees	—	30,414	—	—
		$21,197,843,278		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,732	$4,732	17,994	$17,994
Davidson Cash Equivalent Shares	1,566	1,566	2,284	2,284
Davidson Cash Equivalent Plus Shares	10,259	10,259	9,940	9,940
DWS Government & Agency Money Fund	9,920	9,920	11,818	11,818
DWS Government Cash Institutional Shares	348,922	348,922	341,515	341,515
Government Cash Managed Shares	7,831	7,831	7,714	7,714
Service Shares	5,623	5,623	8,959	8,959
		$388,853		$400,224
Shares redeemed
Capital Assets Funds Shares	(156,347,801)	$(156,347,801)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(30,738,402)	(30,738,402)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(343,026,773)	(343,026,773)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(77,602,543)	(77,602,543)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(18,840,729,361)	(18,840,729,361)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(1,028,565,693)	(1,028,565,693)	(1,983,483,875)	(1,983,483,875)
Service Shares	(196,256,481)	(196,256,481)	(294,366,143)	(294,366,143)
		$(20,673,267,054)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(132,870,911)	$(132,870,911)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(7,413,720)	(7,413,720)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(18,456,016)	(18,456,016)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(23,747,984)	(23,747,984)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	748,798,504	748,798,504	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(8,164,292)	(8,164,292)	6,850,128	6,850,128
Service Shares	(33,210,918)	(33,210,918)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,414	—	—
		$524,965,077		$(589,905,195)

Tax-Exempt Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	26,205,364	$26,205,364	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	170,954,338	170,954,338	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	2,312,875,707	2,312,875,707	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	223,893,131	223,893,131	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	45,072,485	45,072,485	28,082,317	28,082,317
Service Shares	114,181,684	114,181,684	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	334,227,547	334,227,547	238,693,476	238,693,476
Tax-Free Investment Class	370,158,099	370,158,099	396,600,890	396,600,890
Account Maintenance Fees	—	33,427	—	—
		$3,597,601,782		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,690	$1,690	3,264	$3,264
Davidson Cash Equivalent Shares	16,011	16,011	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	82,435	82,435	163,290	163,290
DWS Tax-Exempt Money Fund	51,299	51,299	76,913	76,913
DWS Tax-Free Money Fund Class S	23,098	23,098	27,387	27,387
Service Shares	12,559	12,559	14,768	14,768
Tax-Exempt Cash Managed Shares	18	18	2,584	2,584
Tax-Free Investment Class	74,491	74,491	100,546	100,546
		$261,601		$409,744
Shares redeemed
Capital Assets Funds Shares	(29,732,300)	$(29,732,300)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(177,491,875)	(177,491,875)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(2,290,162,893)	(2,290,162,893)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(253,450,226)	(253,450,226)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(55,566,665)	(55,566,665)	(38,170,621)	(38,170,621)
Service Shares	(107,448,656)	(107,448,656)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(346,623,661)	(346,623,661)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(398,866,044)	(398,866,044)	(399,598,260)	(399,598,260)
		$(3,659,342,320)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(3,525,246)	$(3,525,246)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(6,521,526)	(6,521,526)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	22,795,249	22,795,249	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	(29,505,796)	(29,505,796)	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	(10,471,082)	(10,471,082)	(10,060,917)	(10,060,917)
Service Shares	6,745,587	6,745,587	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	(12,396,096)	(12,396,096)	(51,316,044)	(51,316,044)
Tax-Free Investment Class	(28,633,454)	(28,633,454)	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	33,427	—	—
		$(61,478,937)		$(296,151,379)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities of Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Funds") (two of the Funds comprising Cash Account Trust), including the investment portfolios, as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio and Tax-Exempt Portfolio at April 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher for the Capital Assets Funds Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Capital Assets Funds Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,000.05	$1,000.18
Expenses Paid per $1,000*	$.40	$.60
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,024.40	$1,024.20
Expenses Paid per $1,000*	$.40	$.60
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares	.08%	.12%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

For the Government & Agency Securities Portfolio, a total of 41% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2014, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

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CAF-2
IR-027583-3 6/14

April 30, 2014

Annual Report

to Shareholders

Money Market Portfolio

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
12 Statement of Assets and Liabilities
14 Statement of Operations
15 Statement of Changes in Net Assets
16 Financial Highlights
20 Notes to Financial Statements
29 Report of Independent Registered Public Accounting Firm
30 Information About Your Fund's Expenses
32 Tax Information
33 Other Information
34 Advisory Agreement Board Considerations and Fee Evaluation
39 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Upon the recommendation of Deutsche Investment Management Americas Inc., the Board of Cash Account Trust (the "Trust") has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.

Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Davidson Cash Equivalent Shares	.01	%*
Davidson Cash Equivalent Plus Shares	.01	%*
Premium Reserve Money Market Shares	.01	%*
Service Shares	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Money Market Portfolio seeks to provide maximum current income consistent with stability of capital.

For the Money Market Portfolio, we continued to seek ample liquidity, high credit quality and strong diversification across sectors and geographic regions by maintaining a neutral-to-long portfolio duration (or interest rate sensitivity). We pursued this strategy in light of the outlook for continued near-zero short-term interest rates and limited money market supply. In addition, outside of mandated liquidity requirements, we looked to keep the fund’s cash position relatively low in order to take advantage of higher yields available from six-month-to-one-year money market securities.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 8.5%
Banco del Estado de Chile:
0.26%, 5/12/2014	3,000,000	3,000,000
0.26%, 5/14/2014	4,000,000	4,000,000
Bank of America NA, 0.19%, 5/1/2014	1,800,000	1,800,000
DZ Bank AG:
0.25%, 9/10/2014	1,000,000	1,000,000
0.26%, 8/25/2014	4,000,000	4,000,000
Fortis Bank SA:
0.155%, 5/5/2014	4,500,000	4,500,002
0.235%, 5/16/2014	1,800,000	1,800,004
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 5/2/2014	3,000,000	3,000,000
Norinchukin Bank, 0.22%, 5/28/2014	3,000,000	3,000,000
Total Certificates of Deposit and Bank Notes (Cost $26,100,006)		26,100,006

Commercial Paper 54.0%
Issued at Discount** 49.9%
Atlantic Asset Securitization LLC, 144A, 0.09%, 5/1/2014	6,233,000	6,233,000
Autobahn Funding Co., LLC, 144A, 0.13%, 6/3/2014	7,000,000	6,999,166
Bank Nederlandse Gemeenten:
0.22%, 6/17/2014	1,500,000	1,499,569
0.255%, 10/20/2014	1,500,000	1,498,173
BNZ International Funding Ltd., 144A, 0.16%, 6/5/2014	2,000,000	1,999,689
Caisse Centrale Desjardins:
0.13%, 5/27/2014	5,637,000	5,636,471
0.185%, 5/20/2014	4,500,000	4,499,561
DBS Bank Ltd., 144A, 0.235%, 9/10/2014	1,500,000	1,498,707
Dexia Credit Local, 0.33%, 8/18/2014	1,500,000	1,498,501
Erste Abwicklungsanstalt:
144A, 0.16%, 5/28/2014	4,300,000	4,299,484
144A, 0.17%, 6/19/2014	5,000,000	4,998,843
GlaxoSmithkline Finance PLC, 0.09%, 5/8/2014	3,500,000	3,499,939
Hannover Funding Co., LLC:
0.17%, 5/5/2014	2,500,000	2,499,953
0.18%, 5/2/2014	7,000,000	6,999,965
LMA Americas LLC:
144A, 0.16%, 5/2/2014	3,000,000	2,999,987
144A, 0.16%, 5/7/2014	994,000	993,973
Macquarie Bank Ltd., 144A, 0.22%, 6/17/2014	2,000,000	1,999,412
Manhattan Asset Funding Co., LLC, 144A, 0.18%, 5/14/2014	7,000,000	6,999,545
MetLife Short Term Funding LLC:
144A, 0.21%, 6/2/2014	3,500,000	3,499,347
144A, 0.22%, 9/15/2014	2,000,000	1,998,326
Natixis U.S. Finance Co., LLC, 0.09%, 5/1/2014	2,000,000	2,000,000
Nieuw Amsterdam Receivables Corp., 144A, 0.13%, 6/5/2014	10,000,000	9,998,736
Nissan Motor Acceptance Corp., 0.22%, 5/8/2014	500,000	499,979
Old Line Funding LLC, 144A, 0.23%, 6/5/2014	2,000,000	1,999,553
Regency Markets No. 1 LLC, 144A, 0.13%, 5/2/2014	7,500,000	7,499,973
Siemens Capital Co., LLC, 144A, 0.09%, 5/6/2014	3,000,000	2,999,962
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	1,500,000	1,499,918
Standard Chartered Bank:
0.27%, 5/19/2014	6,000,000	5,999,190
0.27%, 8/4/2014	3,000,000	2,997,862
0.29%, 5/1/2014	3,300,000	3,300,000
Swedbank AB:
0.24%, 5/8/2014	2,500,000	2,499,883
0.255%, 5/7/2014	3,500,000	3,499,851
Total Capital SA, 144A, 0.09%, 5/7/2014	3,000,000	2,999,955
United Overseas Bank Ltd., 0.24%, 7/14/2014	2,500,000	2,498,767
Victory Receivables Corp.:
144A, 0.145%, 5/30/2014	10,000,000	9,998,832
144A, 0.15%, 5/8/2014	1,000,000	999,971
White Point Funding, Inc., 144A, 0.16%, 5/27/2014	10,000,000	9,998,844
Working Capital Management Co., 144A, 0.17%, 6/3/2014	10,000,000	9,998,442
		153,441,329
Issued at Par* 4.1%
ASB Finance Ltd.:
144A, 0.24%, 6/11/2014	1,000,000	1,000,000
144A, 0.262%, 10/9/2014	2,000,000	1,999,937
Bank of Montreal, 0.182%, 8/14/2014	1,500,000	1,499,980
DNB Bank ASA, 0.19%, 8/11/2014	3,000,000	3,000,000
Natixis, 0.221%, 3/3/2015	1,700,000	1,700,000
PNC Bank NA, 0.27%, 9/5/2014	3,500,000	3,500,000
		12,699,917
Total Commercial Paper (Cost $166,141,246)		166,141,246

Short-Term Notes* 2.4%
Bank of Nova Scotia, 0.28%, 9/3/2014	2,000,000	2,000,000
Commonwealth Bank of Australia, 144A, 0.26%, 6/11/2014	4,500,000	4,500,000
Wells Fargo Bank NA, 0.27%, 12/10/2014	1,000,000	1,000,000
Total Short-Term Notes (Cost $7,500,000)		7,500,000
Government & Agency Obligations 2.8%
U.S. Government Sponsored Agencies
Federal Farm Credit Bank:
0.113%*, 10/29/2014	4,000,000	4,000,305
0.132%*, 10/20/2014	2,500,000	2,500,067
Federal National Mortgage Association, 0.136%**, 6/2/2014	2,000,000	1,999,751
Total Government & Agency Obligations (Cost $8,500,123)		8,500,123

Time Deposits 7.9%
Bank of Scotland PLC, 0.07%, 5/1/2014	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank, 0.08%, 5/1/2014	14,269,389	14,269,389
Total Time Deposits (Cost $24,269,389)		24,269,389

Repurchase Agreements 22.7%
Barclays Capital, 0.04%, dated 4/30/2014, to be repurchased at $10,000,011 on 5/1/2014 (a)	10,000,000	10,000,000
Citigroup Global Markets, Inc., 0.04%, dated 4/30/2014, to be repurchased at $11,000,012 on 5/1/2014 (b)	11,000,000	11,000,000
JPMorgan Securities, Inc., 0.355%, dated 3/18/2014, to be repurchased at $8,006,948 on 6/14/2014 (c)	8,000,000	8,000,000
JPMorgan Securities, Inc., 0.386%, dated 2/13/2014, to be repurchased at $2,504,475 on 7/30/2014 (d)	2,500,000	2,500,000
Nomura Securities International, 0.06%, dated 4/30/2014, to be repurchased at $10,000,017 on 5/1/2014 (e)	10,000,000	10,000,000
Wells Fargo Bank, 0.06%, dated 4/30/2014, to be repurchased at $26,000,043 on 5/1/2014 (f)	26,000,000	26,000,000
Wells Fargo Bank, 0.38%, dated 2/7/2014, to be repurchased at $2,502,375 on 5/8/2014 (g)	2,500,000	2,500,000
Total Repurchase Agreements (Cost $70,000,000)		70,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $302,510,764)†	98.3	302,510,764
Other Assets and Liabilities, Net	1.7	5,219,622
Net Assets	100.0	307,730,386

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $302,510,764.

(a) Collateralized by $10,200,500 U.S. Treasury Bill, maturing on 7/10/2014 with a value of $10,200,092.

(b) Collateralized by $9,499,484 U.S. Treasury Inflation Indexed Bond, 2.375%, maturing on 1/15/2025 with a value of $11,220,051.

(c) Collateralized by $8,070,000 Bank of America Corp., 4.125%, maturing on 1/22/2024 with a value of $8,244,987.

(d) Collateralized by $2,525,000 Bank of America Corp., 4.125%, maturing on 1/22/2024 with a value of $2,579,751.

(e) Collateralized by $10,653,661 Government National Mortgage Association, with the various coupon rates from 2.5–6.0%, with various maturity dates of 9/20/2027–4/20/2044 with a value of $10,200,001.

(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,159,930	Federal Home Loan Mortgage Corp.	2.0–3.417	4/15/2040– 3/1/2044	18,489,858
6,556,325	Federal National Mortgage Association	3.0–3.5	11/1/2028– 7/1/2043	6,726,124
88,801	Federal National Mortgage Association — Interest Only	4.0	12/25/2042	18,308
1,215,993	Government National Mortgage Association	3.5–5.5	5/20/2028– 2/15/2042	1,285,711
Total Collateral Value				26,520,001

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,960,065	Bank of New York Mellon Corp.	2.2	3/4/2019	1,954,675
2,476	Berkshire Hathaway Finance Corp.	4.25	1/15/2021	2,738
24,140	FHLMC Multifamily Structured Pass Through Certificates	3.989	6/25/2021	26,058
650	The Travelers Companies, Inc.	6.25	6/15/2037	837
590,399	Wells Fargo & Co.	0.428	10/28/2015	590,437
Total Collateral Value				2,574,745

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (h)	$—	$232,510,764	$—	$232,510,764
Repurchase Agreements	—	70,000,000	—	70,000,000
Total	$—	$302,510,764	$—	$302,510,764

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(h) See Investment Portfolio for additional categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$232,510,764
Repurchase agreements, valued at amortized cost	70,000,000
Total investments in securities, valued at amortized cost	302,510,764
Receivable for investments sold	5,331,971
Receivable for Fund shares sold	1,168
Interest receivable	28,914
Due from Advisor	1,287
Other assets	37,511
Total assets	307,911,615
Liabilities
Payable for Fund shares redeemed	16,518
Accrued management fee	16,120
Accrued Trustees' fees	4,038
Other accrued expenses and payables	144,553
Total liabilities	181,229
Net assets, at value	$307,730,386
Net Assets Consist of
Paid-in capital	307,730,386
Net assets, at value	$307,730,386

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Money Market Portfolio
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($6,614,390 ÷ 6,603,528 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($494,851 ÷ 494,039 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Premium Reserve Money Market Shares Net Asset Value, offering and redemption price per share ($51,188,475 ÷ 51,104,387 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($249,432,670 ÷ 249,023,036 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Money Market Portfolio
Income: Interest	$1,214,124
Expenses: Management fee	1,113,955
Services to shareholders	1,677,621
Distribution and service fees	3,851,552
Custodian fee	35,882
Professional fees	121,611
Reports to shareholders	34,590
Registration fees	124,565
Trustees' fees and expenses	25,066
Other	39,933
Total expenses before expense reductions	7,024,775
Expense reductions	(5,892,493)
Total expenses after expense reductions	1,132,282
Net investment income	81,842
Net realized gain (loss) from investments	51,427
Net increase (decrease) in net assets resulting from operations	$133,269

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$81,842	$241,606
Net realized gain (loss)	51,427	9,230
Net increase in net assets resulting from operations	133,269	250,836
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(45,140)	(135,785)
Capital Assets Funds Preferred Shares	(189)	(1,152)
Davidson Cash Equivalent Shares	(781)	(895)
Davidson Cash Equivalent Plus Shares	(62)	(69)
Premium Reserve Money Market Shares	(4,924)	(5,207)
Service Shares	(95,265)	(98,502)
Net realized gains: Capital Assets Funds Shares	—	(4,805)
Capital Assets Funds Preferred Shares	—	(18)
Davidson Cash Equivalent Shares	—	(64)
Davidson Cash Equivalent Plus Shares	—	(6)
Premium Reserve Money Market Shares	—	(447)
Service Shares	—	(6,802)
Return of capital: Capital Assets Funds Shares	(118,893)	—
Capital Assets Funds Preferred Shares	(498)	—
Davidson Cash Equivalent Shares	(2,057)	—
Davidson Cash Equivalent Plus Shares	(163)	—
Premium Reserve Money Market Shares	(12,971)	—
Service Shares	(250,917)	—
Total distributions	(531,860)	(253,752)
Fund share transactions: Proceeds from shares sold	829,821,349	1,530,799,135
Reinvestment of distributions	178,603	251,713
Cost of shares redeemed	(2,102,252,359)	(1,744,126,197)
Net increase (decrease) in net assets from Fund share transactions	(1,272,252,407)	(213,075,349)
Increase (decrease) in net assets	(1,272,650,998)	(213,078,265)
Net assets at beginning of period	1,580,381,384	1,793,459,649
Net assets at end of period (including undistributed net investment income of $0 and $26,943, respectively)	$307,730,386	$1,580,381,384

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Money Market Portfolio Davidson Cash Equivalent Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	(.000	)*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	—		(.000	)*	—		—		(.000	)*
Return of capital	(.000	)*	—		—		—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.04	b	.01		.01		.01		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		8		9		13		18
Ratio of expenses before expense reductions (%)	1.05		1.03		1.03		1.01		.94
Ratio of expenses after expense reductions (%)	.18		.28		.26		.35		.46
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced.
b Total return includes a return of capital amounting to $.0003 per share. Excluding this return of capital, total return would have been 0.01%.
* Amount is less than $.0005.

Money Market Portfolio Davidson Cash Equivalent Plus Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	(.000	)*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	—		(.000	)*	—		—		(.000	)*
Return of capital	(.000	)*	—		—		—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.04	b	.01		.01		.01		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.5		1		1		1		2
Ratio of expenses before expense reductions (%)	.93		.92		.90		.88		.86
Ratio of expenses after expense reductions (%)	.19		.28		.26		.35		.46
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced.
b Total return includes a return of capital amounting to $.0003 per share. Excluding this return of capital, total return would have been 0.01%.
* Amount is less than $.0005.

Money Market Portfolio Premium Reserve Money Market Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.001
Net realized gain (loss)	.000	*	.000	*	(.000	)*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.001
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net realized gains	—		(.000	)*	—		—		(.000	)*
Return of capital	(.000	)*	—		—		—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.04	b	.01		.01		.01		.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51		57		54		62		70
Ratio of expenses before expense reductions (%)	.63		.61		.61		.58		.56
Ratio of expenses after expense reductions (%)	.19		.28		.26		.35		.46
Ratio of net investment income (%)	.01		.01		.01		.01		.05
a Total return would have been lower had certain expenses not been reduced.
b Total return includes a return of capital amounting to $.0003 per share. Excluding this return of capital, total return would have been 0.01%.
* Amount is less than $.0005.

Money Market Portfolio Service Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	(.000	)*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	—		(.000	)*	—		—		(.000	)*
Return of capital	(.000	)*	—		—		—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.04	b	.01		.01		.01		.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	249		931		993		1,659		1,236
Ratio of expenses before expense reductions (%)	1.08		1.06		1.06		1.05		1.06
Ratio of expenses after expense reductions (%)	.17		.28		.26		.35		.44
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced.
b Total return includes a return of capital amounting to $.0003 per share. Excluding this return of capital, total return would have been 0.01%.
* Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Money Market Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Money Market Portfolio offers four classes of shares: Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premium Reserve Money Market Shares and Service Shares. The Capital Assets Funds Preferred Shares class and the Capital Assets Funds Shares class were terminated on September 10, 2013 and are no longer offered.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2014, the Fund held repurchase agreements with a gross value of $70,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2014	2013
Distributions from ordinary income*	$146,361	$253,752
Return of capital	$385,499	$—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement to the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the three funds of the Trust and allocated to Money Market Portfolio based on its relative net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:
First $500 million of the Funds' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Advisor has agreed to voluntarily waive expenses. The voluntary waiver may be changed or terminated at any time without notice.

For the period from May 1, 2013 through April 30, 2014, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00% and 0.85%, respectively.

The Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Fund aggregating $1,113,955, of which $689,304 was waived, resulting in an annual effective rate of 0.06% of the Fund's average daily net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2014, the amounts charged to the Fund by DISC were as follows:
Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$356,381	$313,569	$—
Capital Assets Funds Preferred Shares	683	683	—
Davidson Cash Equivalent Shares	18,147	14,579	852
Davidson Cash Equivalent Plus Shares	1,441	1,113	102
Premium Reserve Money Market Shares	72,112	45,719	5,098
Service Shares	1,201,058	975,974	18,682
	$1,649,822	$1,351,637	$24,734

Pursuant to a fund accounting agreement between DIMA and the Fund, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. The Fund paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Money Market Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$470,422	$470,422	.00%	.33%
Capital Assets Funds Preferred Shares	911	911	.00%	.20%
Davidson Cash Equivalent Shares	20,459	20,459	.00%	.30%
Davidson Cash Equivalent Plus Shares	1,436	1,436	.00%	.25%
Service Shares	2,861,175	2,861,175	.00%	.60%
	$3,354,403	$3,354,403

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Money Market Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$356,381	$356,381	.00%	.25%
Capital Assets Funds Preferred Shares	455	455	.00%	.10%
Davidson Cash Equivalent Shares	17,049	17,049	.00%	.25%
Davidson Cash Equivalent Plus Shares	1,149	1,149	.00%	.20%
Premium Reserve Money Market Shares	122,115	122,115	.00%	.25%
	$497,149	$497,149

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Money Market Portfolio	$31,975	$8,401

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2014, two shareholders account held approximately 58% and 15% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Money Market Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	106,732,273	$106,732,273	629,975,145	$629,975,145
Capital Assets Funds Preferred Shares*	973,752	973,752	15,876,680	15,876,680
Davidson Cash Equivalent Shares	15,190,370	15,190,370	4,424,439	4,424,439
Davidson Cash Equivalent Plus Shares	4,901,477	4,901,477	667,261	667,261
Premium Reserve Money Market Shares	117,329,478	117,329,478	119,393,312	119,393,312
Service Shares	584,693,999	584,693,999	760,462,298	760,462,298
		$829,821,349		$1,530,799,135
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	26,946	$26,946	140,590	$140,590
Capital Assets Funds Preferred Shares*	210	210	1,170	1,170
Davidson Cash Equivalent Shares	2,813	2,813	959	959
Davidson Cash Equivalent Plus Shares	223	223	75	75
Premium Reserve Money Market Shares	12,511	12,511	3,797	3,797
Service Shares	135,900	135,900	105,122	105,122
		$178,603		$251,713
Shares redeemed
Capital Assets Funds Shares*	(689,335,717)	$(689,335,717)	(780,874,399)	$(780,874,399)
Capital Assets Funds Preferred Shares*	(2,669,103)	(2,669,103)	(16,735,077)	(16,735,077)
Davidson Cash Equivalent Shares	(16,194,227)	(16,194,227)	(6,174,353)	(6,174,353)
Davidson Cash Equivalent Plus Shares	(4,990,917)	(4,990,917)	(791,706)	(791,706)
Premium Reserve Money Market Shares	(123,178,570)	(123,178,570)	(116,890,479)	(116,890,479)
Service Shares	(1,265,883,825)	(1,265,883,825)	(822,660,183)	(822,660,183)
		$(2,102,252,359)		$(1,744,126,197)
Net increase (decrease)
Capital Assets Funds Shares*	(582,576,498)	$(582,576,498)	(150,758,664)	$(150,758,664)
Capital Assets Funds Preferred Shares*	(1,695,141)	(1,695,141)	(857,227)	(857,227)
Davidson Cash Equivalent Shares	(1,001,044)	(1,001,044)	(1,748,955)	(1,748,955)
Davidson Cash Equivalent Plus Shares	(89,217)	(89,217)	(124,370)	(124,370)
Premium Reserve Money Market Shares	(5,836,581)	(5,836,581)	2,506,630	2,506,630
Service Shares	(681,053,926)	(681,053,926)	(62,092,763)	(62,092,763)
		$(1,272,252,407)		$(213,075,349)

* The Capital Assets Funds Shares and Capital Assets Funds Preferred Shares were liquidated on September 10, 2013 and are no longer offered.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Money Market Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	Davidson Cash Equivalent Shares	Davidson Cash Equivalent Plus Shares	Premium Reserve Money Market Shares	Service Shares
Beginning Account Value 11/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,000.05	$1,000.05	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.94	$.94	$.94	$.94
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,023.84	$1,023.85	$1,023.85	$1,023.85
Expenses Paid per $1,000*	$.95	$.95	$.95	$.95
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Davidson Cash Equivalent Shares	Davidson Cash Equivalent Plus Shares	Premium Reserve Money Market Shares	Service Shares
Money Market Portfolio	.19%	.19%	.19%	.19%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 3% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Money Market Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were higher than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (4th quartile), Davidson Cash Equivalent Plus Shares (4th quartile), Premium Reserve Money Market Shares (3rd quartile) and Service Shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

PRESORTED
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COMPUTERSHARE

CATP-2
IR-027586-3 6/14

April 30, 2014

Annual Report

to Shareholders

Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares Fund #250

Government Cash

Managed Shares Fund #254

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
17 Financial Highlights
19 Notes to Financial Statements
29 Report of Independent Registered Public Accounting Firm
30 Information About Your Fund's Expenses
31 Tax Information
32 Other Information
33 Advisory Agreement Board Considerations and Fee Evaluation
38 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.

Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
DWS Government Cash Institutional Shares	.03	%*
Government Cash Managed Shares	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

For the Government & Agency Securities Portfolio, as short-maturity yields for government and agency securities are also at record low levels, we held a large percentage of portfolio assets in overnight repurchase agreements for relative yield, flexibility and liquidity purposes. At the same time, we purchased six-month-to-one-year government and agency securities to take advantage of more attractive rates within that portion of the yield curve.

Negative Contributors to Fund Performance

The types of securities that we invested in for this fund tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 51.6%
U.S. Government Sponsored Agencies 44.5%
Federal Farm Credit Bank:
0.088%*, 6/26/2014	35,000,000	34,995,100
0.109%*, 8/13/2014	10,000,000	9,996,822
0.122%**, 10/27/2014	36,000,000	36,002,773
0.129%*, 7/16/2014	15,000,000	14,995,883
0.131%**, 3/3/2016	25,000,000	25,000,000
0.132%**, 11/26/2014	22,000,000	22,001,961
0.132%**, 10/20/2014	60,000,000	60,001,611
0.139%*, 8/7/2014	15,000,000	14,994,283
0.14%**, 2/2/2015	25,000,000	24,997,124
0.24%**, 3/4/2015	45,000,000	45,034,616
Federal Home Loan Bank:
0.057%*, 5/12/2014	35,000,000	34,999,358
0.071%*, 7/25/2014	18,400,000	18,396,872
0.095%*, 5/19/2014	38,000,000	37,998,100
0.1%*, 1/26/2015	30,000,000	29,977,500
0.104%*, 8/1/2014	70,000,000	69,981,217
0.12%, 7/8/2014	60,000,000	59,998,792
0.12%, 10/27/2014	42,000,000	41,996,075
0.125%, 2/5/2015	40,000,000	39,983,942
0.128%*, 6/11/2014	35,000,000	34,994,818
0.134%*, 8/25/2014	12,000,000	11,994,780
0.138%**, 8/1/2014	20,000,000	20,000,000
0.14%, 5/22/2014	20,000,000	19,999,861
0.17%, 8/1/2014	28,000,000	27,999,488
0.17%, 9/5/2014	35,000,000	34,997,869
0.17%, 2/12/2015	40,000,000	40,000,842
Federal Home Loan Mortgage Corp.:
0.069%*, 8/6/2014	50,000,000	49,990,570
0.083%*, 5/13/2014	12,500,000	12,499,625
0.087%*, 5/22/2014	10,000,000	9,999,475
0.095%*, 10/2/2014	25,000,000	24,989,840
0.098%*, 6/4/2014	15,000,000	14,998,583
0.099%*, 9/5/2014	25,000,000	24,991,181
0.099%*, 10/15/2014	30,000,000	29,986,083
0.099%*, 10/28/2014	40,000,000	39,980,001
0.1%*, 10/24/2014	20,000,000	19,990,222
0.1%*, 5/9/2014	35,000,000	34,999,145
0.106%*, 5/22/2014	12,500,000	12,499,198
0.11%*, 11/5/2014	75,000,000	74,956,917
0.114%*, 8/18/2014	35,000,000	34,987,813
0.116%*, 5/27/2014	17,500,000	17,498,483
0.118%*, 6/18/2014	50,000,000	49,992,000
0.129%*, 7/22/2014	15,000,000	14,995,558
0.139%*, 8/26/2014	18,000,000	17,991,810
0.162%*, 7/7/2014	25,000,000	24,992,370
0.169%*, 12/3/2014	8,000,000	7,991,840
Federal National Mortgage Association:
0.065%*, 9/10/2014	49,500,000	49,488,203
0.079%*, 7/14/2014	40,000,000	39,993,422
0.097%*, 6/2/2014	30,000,000	29,997,333
0.099%*, 9/3/2014	25,000,000	24,991,320
0.119%*, 9/15/2014	50,000,000	49,977,167
0.136%*, 6/2/2014	18,000,000	17,997,760
		1,542,115,606
U.S. Treasury Obligations 7.1%
U.S. Treasury Notes:
0.075%, 1/31/2016	125,000,000	124,980,467
0.5%, 8/15/2014	31,000,000	31,031,520
2.25%, 1/31/2015	12,500,000	12,697,979
2.375%, 9/30/2014	11,700,000	11,807,671
2.625%, 6/30/2014	7,500,000	7,530,745
2.625%, 7/31/2014	40,000,000	40,257,089
4.25%, 8/15/2014	15,000,000	15,182,839
		243,488,310
Total Government & Agency Obligations (Cost $1,785,603,916)		1,785,603,916

Repurchase Agreements 58.5%
Barclays Capital, 0.04%, dated 4/30/2014, to be repurchased at $26,000,029 on 5/1/2014 (a)	26,000,000	26,000,000
BNP Paribas, 0.05%, dated 4/30/2014, to be repurchased at $642,000,892 on 5/1/2014 (b)	642,000,000	642,000,000
BNP Paribas, 0.06%, dated 4/30/2014, to be repurchased at $200,000,333 on 5/1/2014 (c)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.04%, dated 4/30/2014, to be repurchased at $208,000,231 on 5/1/2014 (d)	208,000,000	208,000,000
HSBC Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $150,000,208 on 5/1/2014 (e)	150,000,000	150,000,000
JPMorgan Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $50,000,069 on 5/1/2014 (f)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.04%, dated 4/30/2014, to be repurchased at $185,000,206 on 5/1/2014 (g)	185,000,000	185,000,000
Morgan Stanley & Co., Inc., 0.07%, dated 4/30/2014, to be repurchased at $150,000,292 on 5/1/2014 (h)	150,000,000	150,000,000
Wells Fargo Bank, 0.05%, dated 4/30/2014, to be repurchased at $231,000,321 on 5/1/2014 (i)	231,000,000	231,000,000
Wells Fargo Bank, 0.06%, dated 4/30/2014, to be repurchased at $186,000,310 on 5/1/2014 (j)	186,000,000	186,000,000
Total Repurchase Agreements (Cost $2,028,000,000)		2,028,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,813,603,916)†	110.1	3,813,603,916
Other Assets and Liabilities, Net	(10.1)	(348,283,153)
Net Assets	100.0	3,465,320,763

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $3,813,603,916.

(a) Collateralized by $26,526,300 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $26,520,040.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,425,000	Federal Farm Credit Bank	0.25	9/11/2014– 4/23/2015	3,429,216
49,446,000	Federal Home Loan Bank	Zero Coupon– 7.0	6/27/2014– 1/16/2015	49,457,505
144,348,364	Federal Home Loan Mortgage Corp.	2.375–5.05	1/26/2015– 2/1/2044	153,434,270
386,408,665	Federal National Mortgage Association	0.5–4.0	12/19/2014– 9/1/2043	405,679,817
33,975,600	U.S. Treasury Inflation-Indexed Bond	1.75	1/15/2028	42,840,002
Total Collateral Value				654,840,810

(c) Collateralized by $197,697,423 Federal National Mortgage Association, with various coupon rates from 3.0–3.5%, with various maturities of 8/1/2026–12/1/2042 with a value of $204,000,000.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
911,300	U.S. Treasury Inflation-Indexed Note	1.125	1/15/2021	1,044,887
138,295,100	U.S. Treasury Notes	0.25–3.375	7/31/2015– 11/30/2020	142,556,669
129,873,981	U.S. Treasury STRIPS	Zero Coupon	8/15/2014– 11/15/2043	68,558,496
Total Collateral Value				212,160,052

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,127,183	Government National Mortgage Association	4.5	2/20/2044	59,948,290
30,408,100	U.S. Treasury Inflation-Indexed Notes	0.125–2.5	7/15/2015– 7/15/2023	34,578,291
163,083,425	U.S. Treasury STRIPS	Zero Coupon–4.75	5/15/2014– 2/15/2044	58,473,771
Total Collateral Value				153,000,352

(f) Collateralized by $356,199,324 Federal Home Loan Mortgage Corp. — Interest Only, with various coupon rates from 3.0–5.0%, with various maturities of 6/15/2020–4/15/2043 with a value of $51,000,473.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
65,174,800	U.S. Treasury Bills	Zero Coupon	6/19/2014– 8/28/2014	65,172,084
123,303,700	U.S. Treasury Note	0.25	7/15/2015	123,528,006
Total Collateral Value				188,700,090

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,008,038	Federal Home Loan Mortgage Corp.	1.98–5.0	1/1/2037– 4/1/2044	88,641,752
60,986,625	Federal National Mortgage Association	2.104–6.091	12/1/2019– 1/1/2048	64,358,248
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
85,000,000	U.S. Treasury Bill	Zero Coupon	9/11/2014	84,990,480
54,461,800	U.S. Treasury Floating Rate Note	Zero Coupon	4/30/2016	54,476,777
94,091,700	U.S. Treasury Notes	0.25–2.125	7/31/2015– 2/28/2018	96,152,928
Total Collateral Value				235,620,185

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,000,000	Federal Agricultural Mortgage Corp.	4.35	8/4/2025	1,070,212
13,942,000	Federal Home Loan Bank	Zero Coupon– 5.375	9/30/2014– 3/13/2020	14,213,306
12,245,334	Federal Home Loan Mortgage Corp.	3.0–6.5	9/1/2039– 2/1/2044	12,018,431
228,464,986	Federal Home Loan Mortgage Corp. — Interest Only	2.5–4.5	4/15/2026– 2/15/2043	36,075,808
4,027,115	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	5/15/2037	3,650,611
87,001,183	Federal National Mortgage Association	Zero Coupon– 5.375	10/22/2014– 4/1/2044	83,340,870
186,232,967	Federal National Mortgage Association — Interest Only	2.5–4.5	4/25/2022– 5/25/2043	26,717,154
2,390,927	Federal National Mortgage Association — Principal Only	Zero Coupon	5/25/2037– 7/25/2037	2,129,587
900,000	Financing Corp. Fico	Zero Coupon	2/3/2016– 6/6/2019	862,037
7,077,489	Government National Mortgage Association	3.5–4.5	6/15/2040– 3/15/2044	7,415,038
79,000	Residual Funding Corp. Principal Strip	Zero Coupon	10/15/2019	70,109
3,035,000	Resolution Funding Corp. Interest Strip	Zero Coupon	4/15/2016– 1/15/2030	2,156,838
Total Collateral Value				189,720,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$—	$1,785,603,916	$—	$1,785,603,916
Repurchase Agreements	—	2,028,000,000	—	2,028,000,000
Total	$—	$3,813,603,916	$—	$3,813,603,916

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,785,603,916
Repurchase agreements, valued at amortized cost	2,028,000,000
Investments in securities, at value (cost $3,813,603,916)	3,813,603,916
Receivable for Fund shares sold	78,889
Interest receivable	707,194
Other assets	67,523
Total assets	3,814,457,522
Liabilities
Cash overdraft	348,865,296
Payable for Fund shares redeemed	2,372
Distributions payable	41,610
Accrued Trustees' fees	40,679
Other accrued expenses and payables	186,802
Total liabilities	349,136,759
Net assets, at value	$3,465,320,763
Net Assets Consist of
Undistributed net investment income	201,509
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,465,556,235
Net assets, at value	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($4,946,995 ÷ 4,947,263 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($12,854,501 ÷ 12,855,195 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($89,797,118 ÷ 89,801,972 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($93,620,927 ÷ 93,625,984 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,004,883,965 ÷ 3,005,046,390 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($214,082,575 ÷ 214,094,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,134,682 ÷ 45,137,122 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,966,479
Expenses: Management fee	2,152,694
Administration fee	3,254,202
Services to shareholders	1,064,493
Distribution and service fees	1,534,178
Custodian fee	55,535
Professional fees	135,238
Reports to shareholders	134,804
Registration fees	135,555
Trustees' fees and expenses	138,970
Other	134,844
Total expenses before expense reductions	8,740,513
Expense reductions	(6,635,886)
Total expenses after expense reductions	2,104,627
Net investment income	861,852
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$860,372

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$861,852	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	860,372	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,732)	(17,994)
Davidson Cash Equivalent Shares	(1,632)	(2,284)
Davidson Cash Equivalent Plus Shares	(10,633)	(9,941)
DWS Government & Agency Money Fund	(10,180)	(12,034)
DWS Government Cash Institutional Shares	(805,459)	(662,372)
Government Cash Managed Shares	(23,588)	(24,703)
Service Shares	(5,624)	(9,225)
Total distributions	(861,848)	(738,553)
Fund share transactions: Proceeds from shares sold	21,197,843,278	17,983,371,115
Reinvestment of distributions	388,853	400,224
Cost of shares redeemed	(20,673,267,054)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	524,965,077	(589,905,195)
Increase (decrease) in net assets	524,963,601	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,509 and $201,505, respectively)	$3,465,320,763	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government Cash Institutional Shares
	Years Ended April 30,
	2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.001	.001
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000 )*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.001	.001
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.001)	(.001)
Net realized gains	—		—		—		—	(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.001)	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)a	.03		.03		.04		.06	.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,005		2,256		2,713		4,772	6,899
Ratio of expenses before expense reductions (%)	.20		.20		.19		.19	.19
Ratio of expenses after expense reductions (%)	.06		.15		.08		.16	.18
Ratio of net investment income (%)	.03		.03		.04		.07	.14
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	—		—		—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	214		222		215		180		280
Ratio of expenses before expense reductions (%)	.43		.42		.41		.41		.42
Ratio of expenses after expense reductions (%)	.08		.17		.11		.22		.31
Ratio of net investment income (%)	.01		.01		.01		.01		.02
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2014, the Fund held repurchase agreements with a gross value of $2,028,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, the Fund had a net tax basis capital loss carryforward of approximately $437,000 including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2014, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed ordinary income*	$243,119
Capital loss carryforwards	$(437,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2014	2013
Distributions from ordinary income*	$861,848	$738,553

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government Cash Institutional Shares and Government Cash Managed Shares.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Fund aggregating $2,152,694, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$3,254,202	$2,071,542	$51,249

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2014, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$118,266	$105,315	$1,179
Davidson Cash Equivalent Shares	40,803	37,216	747
Davidson Cash Equivalent Plus Shares	212,229	189,207	4,834
DWS Government & Agency Money Fund	82,001	60,725	7,395
DWS Government Cash Institutional Shares	194,384	194,384	—
Government Cash Managed Shares	211,521	162,365	6,511
Service Shares	140,499	128,260	1,410
	$999,703	$877,472	$22,076

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$156,111	$156,111	.00%	.33%
Davidson Cash Equivalent Shares	48,964	48,964	.00%	.30%
Davidson Cash Equivalent Plus Shares	265,759	265,759	.00%	.25%
Service Shares	337,641	337,641	.00%	.60%
	$808,475	$808,475

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$118,266	$118,266	.00%	.25%
Davidson Cash Equivalent Shares	40,803	40,803	.00%	.25%
Davidson Cash Equivalent Plus Shares	212,607	212,607	.00%	.20%
Government Cash Managed Shares	354,027	354,027	.00%	.15%
	$725,703	$725,703

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$59,558	$20,228

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2014, there were two shareholder accounts that held approximately 16% and 11% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	23,472,158	$23,472,158	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	23,323,116	23,323,116	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	324,560,498	324,560,498	222,327,364	222,327,364
DWS Government & Agency Money Fund	53,844,639	53,844,639	53,121,349	53,121,349
DWS Government Cash Institutional Shares	19,589,178,943	19,589,178,943	15,315,065,657	15,315,065,657
Government Cash Managed Shares	1,020,393,570	1,020,393,570	1,990,326,289	1,990,326,289
Service Shares	163,039,940	163,039,940	264,734,153	264,734,153
Account Maintenance Fees	—	30,414	—	—
		$21,197,843,278		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,732	$4,732	17,994	$17,994
Davidson Cash Equivalent Shares	1,566	1,566	2,284	2,284
Davidson Cash Equivalent Plus Shares	10,259	10,259	9,940	9,940
DWS Government & Agency Money Fund	9,920	9,920	11,818	11,818
DWS Government Cash Institutional Shares	348,922	348,922	341,515	341,515
Government Cash Managed Shares	7,831	7,831	7,714	7,714
Service Shares	5,623	5,623	8,959	8,959
		$388,853		$400,224
Shares redeemed
Capital Assets Funds Shares	(156,347,801)	$(156,347,801)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(30,738,402)	(30,738,402)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(343,026,773)	(343,026,773)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(77,602,543)	(77,602,543)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(18,840,729,361)	(18,840,729,361)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(1,028,565,693)	(1,028,565,693)	(1,983,483,875)	(1,983,483,875)
Service Shares	(196,256,481)	(196,256,481)	(294,366,143)	(294,366,143)
		$(20,673,267,054)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(132,870,911)	$(132,870,911)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(7,413,720)	(7,413,720)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(18,456,016)	(18,456,016)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(23,747,984)	(23,747,984)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	748,798,504	748,798,504	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(8,164,292)	(8,164,292)	6,850,128	6,850,128
Service Shares	(33,210,918)	(33,210,918)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,414	—	—
		$524,965,077		$(589,905,195)

F. Share Class Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS Government Cash Institutional Shares will be renamed Deutsche Government Cash Institutional Shares.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Securities Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,000.15	$1,000.05
Expenses Paid per $1,000*	$.30	$.40
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,024.50	$1,024.40
Expenses Paid per $1,000*	$.30	$.40
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Government Cash Institutional Shares		.06%
Government Cash Managed Shares		.08%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 41% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

DGCF-2
(R-027587-3 6/14)

April 30, 2014

Annual Report

to Shareholders

Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
19 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Changes in Net Assets
23 Financial Highlights
24 Notes to Financial Statements
34 Report of Independent Registered Public Accounting Firm
35 Information About Your Fund's Expenses
37 Tax Information
38 Other Information
39 Advisory Agreement Board Considerations and Fee Evaluation
44 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.

Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
DWS Government & Agency Money Fund	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

For the Government & Agency Securities Portfolio, as short-maturity yields for government and agency securities are also at record low levels, we held a large percentage of portfolio assets in overnight repurchase agreements for relative yield, flexibility and liquidity purposes. At the same time, we purchased six-month-to-one-year government and agency securities to take advantage of more attractive rates within that portion of the yield curve.

Negative Contributors to Fund Performance

The types of securities that we invested in for this fund tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 51.6%
U.S. Government Sponsored Agencies 44.5%
Federal Farm Credit Bank:
0.088%*, 6/26/2014	35,000,000	34,995,100
0.109%*, 8/13/2014	10,000,000	9,996,822
0.122%**, 10/27/2014	36,000,000	36,002,773
0.129%*, 7/16/2014	15,000,000	14,995,883
0.131%**, 3/3/2016	25,000,000	25,000,000
0.132%**, 11/26/2014	22,000,000	22,001,961
0.132%**, 10/20/2014	60,000,000	60,001,611
0.139%*, 8/7/2014	15,000,000	14,994,283
0.14%**, 2/2/2015	25,000,000	24,997,124
0.24%**, 3/4/2015	45,000,000	45,034,616
Federal Home Loan Bank:
0.057%*, 5/12/2014	35,000,000	34,999,358
0.071%*, 7/25/2014	18,400,000	18,396,872
0.095%*, 5/19/2014	38,000,000	37,998,100
0.1%*, 1/26/2015	30,000,000	29,977,500
0.104%*, 8/1/2014	70,000,000	69,981,217
0.12%, 7/8/2014	60,000,000	59,998,792
0.12%, 10/27/2014	42,000,000	41,996,075
0.125%, 2/5/2015	40,000,000	39,983,942
0.128%*, 6/11/2014	35,000,000	34,994,818
0.134%*, 8/25/2014	12,000,000	11,994,780
0.138%**, 8/1/2014	20,000,000	20,000,000
0.14%, 5/22/2014	20,000,000	19,999,861
0.17%, 8/1/2014	28,000,000	27,999,488
0.17%, 9/5/2014	35,000,000	34,997,869
0.17%, 2/12/2015	40,000,000	40,000,842
Federal Home Loan Mortgage Corp.:
0.069%*, 8/6/2014	50,000,000	49,990,570
0.083%*, 5/13/2014	12,500,000	12,499,625
0.087%*, 5/22/2014	10,000,000	9,999,475
0.095%*, 10/2/2014	25,000,000	24,989,840
0.098%*, 6/4/2014	15,000,000	14,998,583
0.099%*, 9/5/2014	25,000,000	24,991,181
0.099%*, 10/15/2014	30,000,000	29,986,083
0.099%*, 10/28/2014	40,000,000	39,980,001
0.1%*, 10/24/2014	20,000,000	19,990,222
0.1%*, 5/9/2014	35,000,000	34,999,145
0.106%*, 5/22/2014	12,500,000	12,499,198
0.11%*, 11/5/2014	75,000,000	74,956,917
0.114%*, 8/18/2014	35,000,000	34,987,813
0.116%*, 5/27/2014	17,500,000	17,498,483
0.118%*, 6/18/2014	50,000,000	49,992,000
0.129%*, 7/22/2014	15,000,000	14,995,558
0.139%*, 8/26/2014	18,000,000	17,991,810
0.162%*, 7/7/2014	25,000,000	24,992,370
0.169%*, 12/3/2014	8,000,000	7,991,840
Federal National Mortgage Association:
0.065%*, 9/10/2014	49,500,000	49,488,203
0.079%*, 7/14/2014	40,000,000	39,993,422
0.097%*, 6/2/2014	30,000,000	29,997,333
0.099%*, 9/3/2014	25,000,000	24,991,320
0.119%*, 9/15/2014	50,000,000	49,977,167
0.136%*, 6/2/2014	18,000,000	17,997,760
		1,542,115,606
U.S. Treasury Obligations 7.1%
U.S. Treasury Notes:
0.075%, 1/31/2016	125,000,000	124,980,467
0.5%, 8/15/2014	31,000,000	31,031,520
2.25%, 1/31/2015	12,500,000	12,697,979
2.375%, 9/30/2014	11,700,000	11,807,671
2.625%, 6/30/2014	7,500,000	7,530,745
2.625%, 7/31/2014	40,000,000	40,257,089
4.25%, 8/15/2014	15,000,000	15,182,839
		243,488,310
Total Government & Agency Obligations (Cost $1,785,603,916)		1,785,603,916

Repurchase Agreements 58.5%
Barclays Capital, 0.04%, dated 4/30/2014, to be repurchased at $26,000,029 on 5/1/2014 (a)	26,000,000	26,000,000
BNP Paribas, 0.05%, dated 4/30/2014, to be repurchased at $642,000,892 on 5/1/2014 (b)	642,000,000	642,000,000
BNP Paribas, 0.06%, dated 4/30/2014, to be repurchased at $200,000,333 on 5/1/2014 (c)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.04%, dated 4/30/2014, to be repurchased at $208,000,231 on 5/1/2014 (d)	208,000,000	208,000,000
HSBC Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $150,000,208 on 5/1/2014 (e)	150,000,000	150,000,000
JPMorgan Securities, Inc., 0.05%, dated 4/30/2014, to be repurchased at $50,000,069 on 5/1/2014 (f)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.04%, dated 4/30/2014, to be repurchased at $185,000,206 on 5/1/2014 (g)	185,000,000	185,000,000
Morgan Stanley & Co., Inc., 0.07%, dated 4/30/2014, to be repurchased at $150,000,292 on 5/1/2014 (h)	150,000,000	150,000,000
Wells Fargo Bank, 0.05%, dated 4/30/2014, to be repurchased at $231,000,321 on 5/1/2014 (i)	231,000,000	231,000,000
Wells Fargo Bank, 0.06%, dated 4/30/2014, to be repurchased at $186,000,310 on 5/1/2014 (j)	186,000,000	186,000,000
Total Repurchase Agreements (Cost $2,028,000,000)		2,028,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,813,603,916)†	110.1	3,813,603,916
Other Assets and Liabilities, Net	(10.1)	(348,283,153)
Net Assets	100.0	3,465,320,763

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $3,813,603,916.

(a) Collateralized by $26,526,300 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $26,520,040.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,425,000	Federal Farm Credit Bank	0.25	9/11/2014– 4/23/2015	3,429,216
49,446,000	Federal Home Loan Bank	Zero Coupon– 7.0	6/27/2014– 1/16/2015	49,457,505
144,348,364	Federal Home Loan Mortgage Corp.	2.375–5.05	1/26/2015– 2/1/2044	153,434,270
386,408,665	Federal National Mortgage Association	0.5–4.0	12/19/2014– 9/1/2043	405,679,817
33,975,600	U.S. Treasury Inflation-Indexed Bond	1.75	1/15/2028	42,840,002
Total Collateral Value				654,840,810

(c) Collateralized by $197,697,423 Federal National Mortgage Association, with various coupon rates from 3.0–3.5%, with various maturities of 8/1/2026–12/1/2042 with a value of $204,000,000.

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
911,300	U.S. Treasury Inflation-Indexed Note	1.125	1/15/2021	1,044,887
138,295,100	U.S. Treasury Notes	0.25–3.375	7/31/2015– 11/30/2020	142,556,669
129,873,981	U.S. Treasury STRIPS	Zero Coupon	8/15/2014– 11/15/2043	68,558,496
Total Collateral Value				212,160,052

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,127,183	Government National Mortgage Association	4.5	2/20/2044	59,948,290
30,408,100	U.S. Treasury Inflation-Indexed Notes	0.125–2.5	7/15/2015– 7/15/2023	34,578,291
163,083,425	U.S. Treasury STRIPS	Zero Coupon–4.75	5/15/2014– 2/15/2044	58,473,771
Total Collateral Value				153,000,352

(f) Collateralized by $356,199,324 Federal Home Loan Mortgage Corp. — Interest Only, with various coupon rates from 3.0–5.0%, with various maturities of 6/15/2020–4/15/2043 with a value of $51,000,473.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
65,174,800	U.S. Treasury Bills	Zero Coupon	6/19/2014– 8/28/2014	65,172,084
123,303,700	U.S. Treasury Note	0.25	7/15/2015	123,528,006
Total Collateral Value				188,700,090

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,008,038	Federal Home Loan Mortgage Corp.	1.98–5.0	1/1/2037– 4/1/2044	88,641,752
60,986,625	Federal National Mortgage Association	2.104–6.091	12/1/2019– 1/1/2048	64,358,248
Total Collateral Value				153,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
85,000,000	U.S. Treasury Bill	Zero Coupon	9/11/2014	84,990,480
54,461,800	U.S. Treasury Floating Rate Note	Zero Coupon	4/30/2016	54,476,777
94,091,700	U.S. Treasury Notes	0.25–2.125	7/31/2015– 2/28/2018	96,152,928
Total Collateral Value				235,620,185

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,000,000	Federal Agricultural Mortgage Corp.	4.35	8/4/2025	1,070,212
13,942,000	Federal Home Loan Bank	Zero Coupon– 5.375	9/30/2014– 3/13/2020	14,213,306
12,245,334	Federal Home Loan Mortgage Corp.	3.0–6.5	9/1/2039– 2/1/2044	12,018,431
228,464,986	Federal Home Loan Mortgage Corp. — Interest Only	2.5–4.5	4/15/2026– 2/15/2043	36,075,808
4,027,115	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	5/15/2037	3,650,611
87,001,183	Federal National Mortgage Association	Zero Coupon– 5.375	10/22/2014– 4/1/2044	83,340,870
186,232,967	Federal National Mortgage Association — Interest Only	2.5–4.5	4/25/2022– 5/25/2043	26,717,154
2,390,927	Federal National Mortgage Association — Principal Only	Zero Coupon	5/25/2037– 7/25/2037	2,129,587
900,000	Financing Corp. Fico	Zero Coupon	2/3/2016– 6/6/2019	862,037
7,077,489	Government National Mortgage Association	3.5–4.5	6/15/2040– 3/15/2044	7,415,038
79,000	Residual Funding Corp. Principal Strip	Zero Coupon	10/15/2019	70,109
3,035,000	Resolution Funding Corp. Interest Strip	Zero Coupon	4/15/2016– 1/15/2030	2,156,838
Total Collateral Value				189,720,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (k)	$—	$1,785,603,916	$—	$1,785,603,916
Repurchase Agreements	—	2,028,000,000	—	2,028,000,000
Total	$—	$3,813,603,916	$—	$3,813,603,916

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,785,603,916
Repurchase agreements, valued at amortized cost	2,028,000,000
Investments in securities, at value (cost $3,813,603,916)	3,813,603,916
Receivable for Fund shares sold	78,889
Interest receivable	707,194
Other assets	67,523
Total assets	3,814,457,522
Liabilities
Cash overdraft	348,865,296
Payable for Fund shares redeemed	2,372
Distributions payable	41,610
Accrued Trustees' fees	40,679
Other accrued expenses and payables	186,802
Total liabilities	349,136,759
Net assets, at value	$3,465,320,763
Net Assets Consist of
Undistributed net investment income	201,509
Accumulated net realized gain (loss)	(436,981)
Paid-in capital	3,465,556,235
Net assets, at value	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($4,946,995 ÷ 4,947,263 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($12,854,501 ÷ 12,855,195 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Plus Shares Net Asset Value, offering and redemption price per share ($89,797,118 ÷ 89,801,972 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($93,620,927 ÷ 93,625,984 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,004,883,965 ÷ 3,005,046,390 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($214,082,575 ÷ 214,094,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($45,134,682 ÷ 45,137,122 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$2,966,479
Expenses: Management fee	2,152,694
Administration fee	3,254,202
Services to shareholders	1,064,493
Distribution and service fees	1,534,178
Custodian fee	55,535
Professional fees	135,238
Reports to shareholders	134,804
Registration fees	135,555
Trustees' fees and expenses	138,970
Other	134,844
Total expenses before expense reductions	8,740,513
Expense reductions	(6,635,886)
Total expenses after expense reductions	2,104,627
Net investment income	861,852
Net realized gain (loss) from investments	(1,480)
Net increase (decrease) in net assets resulting from operations	$860,372

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$861,852	$738,566
Net realized gain (loss)	(1,480)	11,278
Net increase in net assets resulting from operations	860,372	749,844
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(4,732)	(17,994)
Davidson Cash Equivalent Shares	(1,632)	(2,284)
Davidson Cash Equivalent Plus Shares	(10,633)	(9,941)
DWS Government & Agency Money Fund	(10,180)	(12,034)
DWS Government Cash Institutional Shares	(805,459)	(662,372)
Government Cash Managed Shares	(23,588)	(24,703)
Service Shares	(5,624)	(9,225)
Total distributions	(861,848)	(738,553)
Fund share transactions: Proceeds from shares sold	21,197,843,278	17,983,371,115
Reinvestment of distributions	388,853	400,224
Cost of shares redeemed	(20,673,267,054)	(18,573,676,534)
Net increase (decrease) in net assets from Fund share transactions	524,965,077	(589,905,195)
Increase (decrease) in net assets	524,963,601	(589,893,904)
Net assets at beginning of period	2,940,357,162	3,530,251,066
Net assets at end of period (including undistributed net investment income of $201,509 and $201,505, respectively)	$3,465,320,763	$2,940,357,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio DWS Government & Agency Money Fund
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.001
Net realized gain (loss)	(.000	)*	.000	*	.000	*	(.000	)*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.001
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net realized gains	—		—		—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.02		.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	94		117		139		170		233
Ratio of expenses before expense reductions (%)	.27		.28		.26		.28		.27
Ratio of expenses after expense reductions (%)	.08		.17		.11		.22		.26
Ratio of net investment income (%)	.01		.01		.01		.01		.06
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers seven classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2014, the Fund held repurchase agreements with a gross value of $2,028,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, the Fund had a net tax basis capital loss carryforward of approximately $437,000 including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2014, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed ordinary income*	$243,119
Capital loss carryforwards	$(437,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2014	2013
Distributions from ordinary income*	$861,848	$738,553

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund shares.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Fund aggregating $2,152,694, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$3,254,202	$2,071,542	$51,249

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2014, the amounts charged to the Fund by DISC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$118,266	$105,315	$1,179
Davidson Cash Equivalent Shares	40,803	37,216	747
Davidson Cash Equivalent Plus Shares	212,229	189,207	4,834
DWS Government & Agency Money Fund	82,001	60,725	7,395
DWS Government Cash Institutional Shares	194,384	194,384	—
Government Cash Managed Shares	211,521	162,365	6,511
Service Shares	140,499	128,260	1,410
	$999,703	$877,472	$22,076

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$156,111	$156,111	.00%	.33%
Davidson Cash Equivalent Shares	48,964	48,964	.00%	.30%
Davidson Cash Equivalent Plus Shares	265,759	265,759	.00%	.25%
Service Shares	337,641	337,641	.00%	.60%
	$808,475	$808,475

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$118,266	$118,266	.00%	.25%
Davidson Cash Equivalent Shares	40,803	40,803	.00%	.25%
Davidson Cash Equivalent Plus Shares	212,607	212,607	.00%	.20%
Government Cash Managed Shares	354,027	354,027	.00%	.15%
	$725,703	$725,703

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Government & Agency Securities Portfolio	$59,558	$20,228

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2014, there were two shareholder accounts that held approximately 16% and 11% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	23,472,158	$23,472,158	106,697,232	$106,697,232
Davidson Cash Equivalent Shares	23,323,116	23,323,116	31,099,071	31,099,071
Davidson Cash Equivalent Plus Shares	324,560,498	324,560,498	222,327,364	222,327,364
DWS Government & Agency Money Fund	53,844,639	53,844,639	53,121,349	53,121,349
DWS Government Cash Institutional Shares	19,589,178,943	19,589,178,943	15,315,065,657	15,315,065,657
Government Cash Managed Shares	1,020,393,570	1,020,393,570	1,990,326,289	1,990,326,289
Service Shares	163,039,940	163,039,940	264,734,153	264,734,153
Account Maintenance Fees	—	30,414	—	—
		$21,197,843,278		$17,983,371,115
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	4,732	$4,732	17,994	$17,994
Davidson Cash Equivalent Shares	1,566	1,566	2,284	2,284
Davidson Cash Equivalent Plus Shares	10,259	10,259	9,940	9,940
DWS Government & Agency Money Fund	9,920	9,920	11,818	11,818
DWS Government Cash Institutional Shares	348,922	348,922	341,515	341,515
Government Cash Managed Shares	7,831	7,831	7,714	7,714
Service Shares	5,623	5,623	8,959	8,959
		$388,853		$400,224
Shares redeemed
Capital Assets Funds Shares	(156,347,801)	$(156,347,801)	(205,489,534)	$(205,489,534)
Davidson Cash Equivalent Shares	(30,738,402)	(30,738,402)	(35,645,815)	(35,645,815)
Davidson Cash Equivalent Plus Shares	(343,026,773)	(343,026,773)	(207,586,537)	(207,586,537)
DWS Government & Agency Money Fund	(77,602,543)	(77,602,543)	(75,265,565)	(75,265,565)
DWS Government Cash Institutional Shares	(18,840,729,361)	(18,840,729,361)	(15,771,839,065)	(15,771,839,065)
Government Cash Managed Shares	(1,028,565,693)	(1,028,565,693)	(1,983,483,875)	(1,983,483,875)
Service Shares	(196,256,481)	(196,256,481)	(294,366,143)	(294,366,143)
		$(20,673,267,054)		$(18,573,676,534)
Net increase (decrease)
Capital Assets Funds Shares	(132,870,911)	$(132,870,911)	(98,774,308)	$(98,774,308)
Davidson Cash Equivalent Shares	(7,413,720)	(7,413,720)	(4,544,460)	(4,544,460)
Davidson Cash Equivalent Plus Shares	(18,456,016)	(18,456,016)	14,750,767	14,750,767
DWS Government & Agency Money Fund	(23,747,984)	(23,747,984)	(22,132,398)	(22,132,398)
DWS Government Cash Institutional Shares	748,798,504	748,798,504	(456,431,893)	(456,431,893)
Government Cash Managed Shares	(8,164,292)	(8,164,292)	6,850,128	6,850,128
Service Shares	(33,210,918)	(33,210,918)	(29,623,031)	(29,623,031)
Account Maintenance Fees	—	30,414	—	—
		$524,965,077		$(589,905,195)

F. Share Class Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS Government & Agency Money Fund will be renamed Deutsche Government & Agency Money Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Securities Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,000.05
Expenses Paid per $1,000*	$.40
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,024.40
Expenses Paid per $1,000*	$.40
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.08%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 41% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (2nd quartile), Davidson Cash Equivalent Plus Shares (2nd quartile) and Services Shares (1st quartile) and higher the median of the applicable Lipper expense universe for Government Cash Managed Shares (3rd quartile), DWS Government & Agency Money Fund shares (3rd quartile), Capital Assets Funds Shares (3rd quartile), and DWS Government Cash Institutional Shares (3rd quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DGAMF-2
IR-027588-3 6/14

April 30, 2014

Annual Report

to Shareholders

Tax-Exempt Portfolio

DWS Tax-Exempt Cash

Institutional Shares Fund #148

Tax-Exempt Cash

Managed Shares Fund #248

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
20 Financial Highlights
22 Notes to Financial Statements
31 Report of Independent Registered Public Accounting Firm
32 Information About Your Fund's Expenses
33 Tax Information
34 Other Information
35 Advisory Agreement Board Considerations and Fee Evaluation
40 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.

Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
DWS Tax-Exempt Cash Institutional Shares	.01	%*
Equivalent Taxable Yield	.02	%**
Tax-Exempt Cash Managed Shares	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining a strong position in variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we took advantage of higher yields along the yield curve by investing in floating-rate notes, "put" bonds, and note issues including one-year fixed-rate notes. We have also maintained broad diversification for the fund by investing in a large number of states and municipalities.

Negative Contributors to Fund Performance

The types of securities that we invested in for this fund tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.2%
Alaska 2.8%
Anchorage, AK, Municipality of Anchor:
Series A-1, TECP, 0.12%, 7/9/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
Series A-1, TECP, 0.12%, 7/29/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
		50,000,000
California 16.2%
California, Metropolitan Water District of Southern California, Series A-2, 0.13%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	16,000,000	16,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.27%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	10,500,000	10,500,000
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	29,800,000	29,839,860
Series A-2, 2.0%, 6/23/2014	33,000,000	33,084,640
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.17%*, Mandatory Put 5/29/2014 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,000,000	5,000,000
California, West Hills Community College District, 0.09%*, 7/1/2033, LOC: Union Bank of California NA	35,000,000	35,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series A, TECP, 0.08%, 6/16/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,119,407
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	9,700,000	9,700,000
San Jose, CA, Redevelopment Agency, Series 96-A, TECP, 0.14%, 10/10/2014, LOC: JPMorgan Chase Bank NA	10,400,000	10,400,000
University of California, State Revenues, Series AL-3, 0.11%*, 5/15/2048	58,300,000	58,300,000
		291,743,907
District of Columbia 3.6%
District of Columbia, JPMorgan Chase Putters/Drivers Trust, Series 4418, 144A, 0.19%*, Mandatory Put 4/17/2014 @ 100, 11/19/2014, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	54,995,000	54,995,000
District of Columbia, Metropolitan Washington Airports Authority System Revenue, Series D-1, 0.12%*, 10/1/2039, LOC: TD Bank NA	9,300,000	9,300,000
		64,295,000
Florida 1.9%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.12%*, 7/15/2024, LIQ: Fannie Mae	5,100,000	5,100,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.09%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.13%*, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000
		33,700,000
Hawaii 0.5%
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13%*, Mandatory Put 7/31/2014 @ 100, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Idaho 4.1%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,216,714
Illinois 8.7%
Channahon, IL, Morris Hospital Revenue, 0.12%*, 12/1/2034, LOC: U.S. Bank NA	8,070,000	8,070,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.16%*, 1/1/2016, LIQ: Branch Banking & Trust	14,225,000	14,225,000
Illinois, Education Facility Authority Revenue, TECP, 0.08%, 6/2/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues, TECP, 0.09%, 8/6/2014	34,065,000	34,065,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.1%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Educational Facilities Authority, Cultural Pooled Financing, 0.11%*, 3/1/2028, LOC: JPMorgan Chase Bank NA	15,050,000	15,050,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.13%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.11%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
		156,410,000
Indiana 0.6%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.19%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,140,000	3,140,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14%*, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		10,635,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.17%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.11%*, 9/1/2032, LOC: Bank of America NA	1,000,000	1,000,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,690,009
		16,340,009
Kentucky 2.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.27%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.27%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.27%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.11%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		47,860,000
Louisiana 3.7%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone:
Series A, 0.08%*, 8/1/2035	23,000,000	23,000,000
Series B, 0.08%*, 12/1/2040	43,000,000	43,000,000
		66,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.15%*, 1/1/2029, LOC: Bank of America NA	5,850,000	5,850,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,268,444
Michigan 4.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.14%*, 3/1/2031, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.14%*, 9/1/2033, LOC: Royal Bank of Canada	10,000,000	10,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.18%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.18%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.18%**, 11/15/2047	10,110,000	10,110,000
		75,860,000
Minnesota 1.4%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.16%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.5%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,150,000	9,150,000
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2A, 0.11%*, 7/1/2040, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.16%*, 12/15/2015, LIQ: Branch Banking & Trust	18,600,000	18,600,000
		26,700,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.17%*, 7/3/2017, LOC: Barclays Bank PLC	28,500,000	28,500,000
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,055,244
		36,555,244
New York 7.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09%*, 11/1/2031, LOC: Morgan Stanley Bank	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.1%*, 11/1/2049, LOC: Wells Fargo Bank NA	12,730,000	12,730,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.12%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	7,000,000	7,000,000
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	29,500,000	29,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 144A, 0.08%*, 2/1/2032, SPA: PNC Bank NA	20,700,000	20,700,000
Port Authority of New York & New Jersey, Series 180, 3.0%, 6/1/2014	13,500,000	13,532,962
		132,662,962
North Carolina 1.6%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.22%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.22%*, 6/1/2024, LIQ: Branch Banking & Trust	14,975,000	14,975,000
North Carolina, Capital Facilities Finance Agency, TECP, 0.08%, 6/9/2014	8,500,000	8,500,000
		28,800,000
Ohio 5.1%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.11%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.21%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.35%*, 12/1/2041, INS: AMBAC, GTY: Bank of America NA, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13%*, Mandatory Put 8/28/2014 @ 100, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
		91,800,000
Other Territories 6.2%
BB&T Municipal Trust, Series 5000, 144A, 0.22%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	4,990,000	4,990,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.21%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.17%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,800,000	13,800,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.13%*, 10/15/2029	16,250,000	16,250,000
"A", Series M024, AMT, 0.15%**, 7/15/2050, LIQ: Freddie Mac	15,415,000	15,415,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.21%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		111,755,000
Pennsylvania 2.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.12%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 4.1%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.23%*, 9/1/2015, LOC: Royal Bank of Canada	74,100,000	74,100,000
Tennessee 4.2%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.28%*, 5/1/2016, LOC: BNP Paribas	57,975,000	57,975,000
		74,975,000
Texas 9.0%
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Houston, TX, Series G-2, TECP, 0.11%, 5/28/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.13%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.1%*, 11/15/2050, LOC: Wells Fargo Bank NA	12,940,000	12,940,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.12%*, 9/1/2041, LOC: Bank of America NA	20,170,000	20,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.12%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,204,886
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.14%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,200,000	16,200,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.22%*, Mandatory Put 5/29/2014 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		162,779,886
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Toronto-dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,923,018
		16,923,018
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.18%**, 11/15/2043	18,740,000	18,740,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.12%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,720,184)†	98.2	1,770,720,184
Other Assets and Liabilities, Net	1.8	32,106,691
Net Assets	100.0	1,802,826,875

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $1,770,720,184.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,770,720,184	$—	$1,770,720,184
Total	$—	$1,770,720,184	$—	$1,770,720,184

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,770,720,184
Receivable for investments sold	30,695,000
Receivable for Fund shares sold	272,943
Interest receivable	4,615,033
Due from Advisor	15,765
Other assets	73,245
Total assets	1,806,392,170
Liabilities
Cash overdraft	1,348,715
Payable for Fund shares redeemed	1,824,130
Distributions payable	7,089
Accrued management fee	22,390
Accrued Trustees' fees	18,388
Other accrued expenses and payables	344,583
Total liabilities	3,565,295
Net assets, at value	$1,802,826,875
Net Assets Consist of
Undistributed net investment income	127,646
Accumulated net realized gain (loss)	88,643
Paid-in capital	1,802,610,586
Net assets, at value	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($6,533,260 ÷ 6,531,635 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,872,344 ÷ 63,856,458 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($993,279,958 ÷ 993,032,905 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($212,486,905 ÷ 212,433,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($89,430,093 ÷ 89,407,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($51,653,206 ÷ 51,640,358 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($102,690,307 ÷ 102,664,766 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($282,880,802 ÷ 282,810,443 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,670,050
Expenses: Management fee	1,280,327
Administration fee	1,934,898
Services to shareholders	1,080,070
Distribution and service fees	2,004,924
Custodian fee	26,458
Professional fees	123,838
Reports to shareholders	144,915
Registration fees	162,664
Trustees' fees and expenses	74,634
Other	112,487
Total expenses before expense reductions	6,945,215
Expense reductions	(4,469,701)
Total expenses after expense reductions	2,475,514
Net investment income	194,536
Net realized gain (loss) from investments	265,795
Net increase (decrease) in net assets resulting from operations	$460,331

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$194,536	$312,710
Net realized gain (loss)	265,795	119,059
Net increase in net assets resulting from operations	460,331	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,029)	(2,578)
Davidson Cash Equivalent Shares	(10,123)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(149,743)	(347,411)
DWS Tax-Exempt Money Fund	(32,614)	(63,056)
DWS Tax-Free Money Fund Class S	(13,619)	(22,814)
Service Shares	(7,577)	(12,350)
Tax-Exempt Cash Managed Shares	(17,870)	(36,504)
Tax-Free Investment Class	(46,966)	(80,485)
Net realized gain: Capital Assets Funds Shares	(661)	(686)
Davidson Cash Equivalent Shares	(6,124)	(4,358)
DWS Tax-Exempt Cash Institutional Shares	(97,598)	(58,793)
DWS Tax-Exempt Money Fund	(19,703)	(15,872)
DWS Tax-Free Money Fund Class S	(8,598)	(5,799)
Service Shares	(4,985)	(2,541)
Tax-Exempt Cash Managed Shares	(11,262)	(9,837)
Tax-Free Investment Class	(28,221)	(21,062)
Total distributions	(456,693)	(700,781)
Fund share transactions: Proceeds from shares sold	3,597,601,782	3,574,503,665
Reinvestment of distributions	261,601	409,744
Cost of shares redeemed	(3,659,342,320)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	(61,478,937)	(296,151,379)
Increase (decrease) in net assets	(61,475,299)	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $127,646 and $212,651, respectively)	$1,802,826,875	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
	Years Ended April 30,
	2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.002	.002
Net realized gain (loss)	.000	*	.000	*	.000	*	.000 *	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.002	.002
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.002)	(.002)
Net realized gains	(.000	)*	(.000	)*	—		—	(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.002)	(.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.02	a	.04	a	.05	a	.16	.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	993		970		1,106		1,492	1,725
Ratio of expenses before expense reductions (%)	.22		.21		.21		.20	.21
Ratio of expenses after expense reductions (%)	.13		.18		.19		.20	.21
Ratio of net investment income (%)	.01		.02		.04		.17	.24
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.001
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.001
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net realized gains	(.000	)*	(.000	)*	—		—		(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.02		.03		.02		.01		.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	103		115		166		127		209
Ratio of expenses before expense reductions (%)	.41		.42		.42		.39		.44
Ratio of expenses after expense reductions (%)	.13		.19		.22		.35		.39
Ratio of net investment income (%)	.01		.01		.01		.01		.06
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2014, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed tax-exempt income*	$134,735
Undistributed short-term capital gains	$88,643

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2014	2013
Distributions from tax-exempt income	$279,541	$581,722
Distributions from ordinary income*	$177,152	$119,059

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,280,327, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Tax-Exempt Portfolio	$1,934,898	$185,063	$135,335

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2014, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$17,811	$17,437	$—
Davidson Cash Equivalent Shares	107,515	106,760	447
DWS Tax-Exempt Cash Institutional Shares	150,631	150,451	—
DWS Tax-Exempt Money Fund	71,573	71,573	—
DWS Tax-Free Money Fund Class S	54,040	53,659	381
Service Shares	127,630	127,630	—
Tax-Exempt Cash Managed Shares	76,944	76,366	—
Tax-Free Investment Class	396,763	395,452	—
	$1,002,907	$999,328	$828

For the year ended April 30, 2014, the Advisor reimbursed the Fund $59 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$23,511	$23,511	.00%	.33%
Davidson Cash Equivalent Shares	215,557	215,557	.00%	.30%
Service Shares	311,159	311,159	.00%	.60%
Tax-Free Investment Class	836,104	836,104	.00%	.25%
	$1,386,331	$1,386,331

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$17,811	$17,811	.00%	.25%
Davidson Cash Equivalent Shares	179,631	179,631	.00%	.25%
Tax-Exempt Cash Managed Shares	187,041	187,041	.00%	.15%
Tax-Free Investment Class	234,110	234,110	.00%	.07%
	$618,593	$618,593

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Tax-Exempt Portfolio	$85,562	$30,113

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2014, three shareholder accounts held approximately 24%, 23% and 18% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	26,205,364	$26,205,364	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	170,954,338	170,954,338	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	2,312,875,707	2,312,875,707	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	223,893,131	223,893,131	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	45,072,485	45,072,485	28,082,317	28,082,317
Service Shares	114,181,684	114,181,684	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	334,227,547	334,227,547	238,693,476	238,693,476
Tax-Free Investment Class	370,158,099	370,158,099	396,600,890	396,600,890
Account Maintenance Fees	—	33,427	—	—
		$3,597,601,782		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,690	$1,690	3,264	$3,264
Davidson Cash Equivalent Shares	16,011	16,011	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	82,435	82,435	163,290	163,290
DWS Tax-Exempt Money Fund	51,299	51,299	76,913	76,913
DWS Tax-Free Money Fund Class S	23,098	23,098	27,387	27,387
Service Shares	12,559	12,559	14,768	14,768
Tax-Exempt Cash Managed Shares	18	18	2,584	2,584
Tax-Free Investment Class	74,491	74,491	100,546	100,546
		$261,601		$409,744
Shares redeemed
Capital Assets Funds Shares	(29,732,300)	$(29,732,300)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(177,491,875)	(177,491,875)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(2,290,162,893)	(2,290,162,893)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(253,450,226)	(253,450,226)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(55,566,665)	(55,566,665)	(38,170,621)	(38,170,621)
Service Shares	(107,448,656)	(107,448,656)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(346,623,661)	(346,623,661)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(398,866,044)	(398,866,044)	(399,598,260)	(399,598,260)
		$(3,659,342,320)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(3,525,246)	$(3,525,246)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(6,521,526)	(6,521,526)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	22,795,249	22,795,249	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	(29,505,796)	(29,505,796)	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	(10,471,082)	(10,471,082)	(10,060,917)	(10,060,917)
Service Shares	6,745,587	6,745,587	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	(12,396,096)	(12,396,096)	(51,316,044)	(51,316,044)
Tax-Free Investment Class	(28,633,454)	(28,633,454)	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	33,427	—	—
		$(61,478,937)		$(296,151,379)

F. Share Class Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS Tax-Exempt Cash Institutional Shares will be renamed Deutsche Tax-Exempt Cash Institutional Shares.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Cash Institutionial Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,000.18	$1,000.18
Expenses Paid per $1,000*	$.60	$.60
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00	$1,000.00
Ending Account Value 4/30/14	$1,024.20	$1,024.20
Expenses Paid per $1,000*	$.60	$.60
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares		.12%
Tax-Exempt Cash Managed Shares		.12%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2014, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

STIM-2
(R-027589-3 6/14)

April 30, 2014

Annual Report

to Shareholders

Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
21 Financial Highlights
22 Notes to Financial Statements
31 Report of Independent Registered Public Accounting Firm
32 Information About Your Fund's Expenses
34 Tax Information
35 Other Information
36 Advisory Agreement Board Considerations and Fee Evaluation
41 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.

Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
DWS Tax-Exempt Money Fund	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining a strong position in variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we took advantage of higher yields along the yield curve by investing in floating-rate notes, "put" bonds, and note issues including one-year fixed-rate notes. We have also maintained broad diversification for the fund by investing in a large number of states and municipalities.

Negative Contributors to Fund Performance

The types of securities that we invested in for this fund tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.2%
Alaska 2.8%
Anchorage, AK, Municipality of Anchor:
Series A-1, TECP, 0.12%, 7/9/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
Series A-1, TECP, 0.12%, 7/29/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
		50,000,000
California 16.2%
California, Metropolitan Water District of Southern California, Series A-2, 0.13%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	16,000,000	16,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.27%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	10,500,000	10,500,000
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	29,800,000	29,839,860
Series A-2, 2.0%, 6/23/2014	33,000,000	33,084,640
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.17%*, Mandatory Put 5/29/2014 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,000,000	5,000,000
California, West Hills Community College District, 0.09%*, 7/1/2033, LOC: Union Bank of California NA	35,000,000	35,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series A, TECP, 0.08%, 6/16/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,119,407
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	9,700,000	9,700,000
San Jose, CA, Redevelopment Agency, Series 96-A, TECP, 0.14%, 10/10/2014, LOC: JPMorgan Chase Bank NA	10,400,000	10,400,000
University of California, State Revenues, Series AL-3, 0.11%*, 5/15/2048	58,300,000	58,300,000
		291,743,907
District of Columbia 3.6%
District of Columbia, JPMorgan Chase Putters/Drivers Trust, Series 4418, 144A, 0.19%*, Mandatory Put 4/17/2014 @ 100, 11/19/2014, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	54,995,000	54,995,000
District of Columbia, Metropolitan Washington Airports Authority System Revenue, Series D-1, 0.12%*, 10/1/2039, LOC: TD Bank NA	9,300,000	9,300,000
		64,295,000
Florida 1.9%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.12%*, 7/15/2024, LIQ: Fannie Mae	5,100,000	5,100,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.09%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.13%*, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000
		33,700,000
Hawaii 0.5%
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13%*, Mandatory Put 7/31/2014 @ 100, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Idaho 4.1%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,216,714
Illinois 8.7%
Channahon, IL, Morris Hospital Revenue, 0.12%*, 12/1/2034, LOC: U.S. Bank NA	8,070,000	8,070,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.16%*, 1/1/2016, LIQ: Branch Banking & Trust	14,225,000	14,225,000
Illinois, Education Facility Authority Revenue, TECP, 0.08%, 6/2/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues, TECP, 0.09%, 8/6/2014	34,065,000	34,065,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.1%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Educational Facilities Authority, Cultural Pooled Financing, 0.11%*, 3/1/2028, LOC: JPMorgan Chase Bank NA	15,050,000	15,050,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.13%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.11%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
		156,410,000
Indiana 0.6%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.19%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,140,000	3,140,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14%*, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		10,635,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.17%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.11%*, 9/1/2032, LOC: Bank of America NA	1,000,000	1,000,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,690,009
		16,340,009
Kentucky 2.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.27%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.27%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.27%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.11%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		47,860,000
Louisiana 3.7%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone:
Series A, 0.08%*, 8/1/2035	23,000,000	23,000,000
Series B, 0.08%*, 12/1/2040	43,000,000	43,000,000
		66,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.15%*, 1/1/2029, LOC: Bank of America NA	5,850,000	5,850,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,268,444
Michigan 4.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.14%*, 3/1/2031, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.14%*, 9/1/2033, LOC: Royal Bank of Canada	10,000,000	10,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.18%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.18%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.18%**, 11/15/2047	10,110,000	10,110,000
		75,860,000
Minnesota 1.4%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.16%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.5%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,150,000	9,150,000
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2A, 0.11%*, 7/1/2040, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.16%*, 12/15/2015, LIQ: Branch Banking & Trust	18,600,000	18,600,000
		26,700,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.17%*, 7/3/2017, LOC: Barclays Bank PLC	28,500,000	28,500,000
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,055,244
		36,555,244
New York 7.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09%*, 11/1/2031, LOC: Morgan Stanley Bank	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.1%*, 11/1/2049, LOC: Wells Fargo Bank NA	12,730,000	12,730,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.12%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	7,000,000	7,000,000
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	29,500,000	29,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 144A, 0.08%*, 2/1/2032, SPA: PNC Bank NA	20,700,000	20,700,000
Port Authority of New York & New Jersey, Series 180, 3.0%, 6/1/2014	13,500,000	13,532,962
		132,662,962
North Carolina 1.6%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.22%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.22%*, 6/1/2024, LIQ: Branch Banking & Trust	14,975,000	14,975,000
North Carolina, Capital Facilities Finance Agency, TECP, 0.08%, 6/9/2014	8,500,000	8,500,000
		28,800,000
Ohio 5.1%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.11%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.21%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.35%*, 12/1/2041, INS: AMBAC, GTY: Bank of America NA, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13%*, Mandatory Put 8/28/2014 @ 100, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
		91,800,000
Other Territories 6.2%
BB&T Municipal Trust, Series 5000, 144A, 0.22%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	4,990,000	4,990,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.21%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.17%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,800,000	13,800,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.13%*, 10/15/2029	16,250,000	16,250,000
"A", Series M024, AMT, 0.15%**, 7/15/2050, LIQ: Freddie Mac	15,415,000	15,415,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.21%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		111,755,000
Pennsylvania 2.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.12%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 4.1%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.23%*, 9/1/2015, LOC: Royal Bank of Canada	74,100,000	74,100,000
Tennessee 4.2%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.28%*, 5/1/2016, LOC: BNP Paribas	57,975,000	57,975,000
		74,975,000
Texas 9.0%
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Houston, TX, Series G-2, TECP, 0.11%, 5/28/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.13%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.1%*, 11/15/2050, LOC: Wells Fargo Bank NA	12,940,000	12,940,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.12%*, 9/1/2041, LOC: Bank of America NA	20,170,000	20,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.12%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,204,886
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.14%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,200,000	16,200,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.22%*, Mandatory Put 5/29/2014 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		162,779,886
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Toronto-dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,923,018
		16,923,018
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.18%**, 11/15/2043	18,740,000	18,740,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.12%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,720,184)†	98.2	1,770,720,184
Other Assets and Liabilities, Net	1.8	32,106,691
Net Assets	100.0	1,802,826,875

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $1,770,720,184.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,770,720,184	$—	$1,770,720,184
Total	$—	$1,770,720,184	$—	$1,770,720,184

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,770,720,184
Receivable for investments sold	30,695,000
Receivable for Fund shares sold	272,943
Interest receivable	4,615,033
Due from Advisor	15,765
Other assets	73,245
Total assets	1,806,392,170
Liabilities
Cash overdraft	1,348,715
Payable for Fund shares redeemed	1,824,130
Distributions payable	7,089
Accrued management fee	22,390
Accrued Trustees' fees	18,388
Other accrued expenses and payables	344,583
Total liabilities	3,565,295
Net assets, at value	$1,802,826,875
Net Assets Consist of
Undistributed net investment income	127,646
Accumulated net realized gain (loss)	88,643
Paid-in capital	1,802,610,586
Net assets, at value	$1,802,826,875

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($6,533,260 ÷ 6,531,635 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,872,344 ÷ 63,856,458 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($993,279,958 ÷ 993,032,905 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($212,486,905 ÷ 212,433,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($89,430,093 ÷ 89,407,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($51,653,206 ÷ 51,640,358 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($102,690,307 ÷ 102,664,766 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($282,880,802 ÷ 282,810,443 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,670,050
Expenses: Management fee	1,280,327
Administration fee	1,934,898
Services to shareholders	1,080,070
Distribution and service fees	2,004,924
Custodian fee	26,458
Professional fees	123,838
Reports to shareholders	144,915
Registration fees	162,664
Trustees' fees and expenses	74,634
Other	112,487
Total expenses before expense reductions	6,945,215
Expense reductions	(4,469,701)
Total expenses after expense reductions	2,475,514
Net investment income	194,536
Net realized gain (loss) from investments	265,795
Net increase (decrease) in net assets resulting from operations	$460,331

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$194,536	$312,710
Net realized gain (loss)	265,795	119,059
Net increase in net assets resulting from operations	460,331	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,029)	(2,578)
Davidson Cash Equivalent Shares	(10,123)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(149,743)	(347,411)
DWS Tax-Exempt Money Fund	(32,614)	(63,056)
DWS Tax-Free Money Fund Class S	(13,619)	(22,814)
Service Shares	(7,577)	(12,350)
Tax-Exempt Cash Managed Shares	(17,870)	(36,504)
Tax-Free Investment Class	(46,966)	(80,485)
Net realized gain: Capital Assets Funds Shares	(661)	(686)
Davidson Cash Equivalent Shares	(6,124)	(4,358)
DWS Tax-Exempt Cash Institutional Shares	(97,598)	(58,793)
DWS Tax-Exempt Money Fund	(19,703)	(15,872)
DWS Tax-Free Money Fund Class S	(8,598)	(5,799)
Service Shares	(4,985)	(2,541)
Tax-Exempt Cash Managed Shares	(11,262)	(9,837)
Tax-Free Investment Class	(28,221)	(21,062)
Total distributions	(456,693)	(700,781)
Fund share transactions: Proceeds from shares sold	3,597,601,782	3,574,503,665
Reinvestment of distributions	261,601	409,744
Cost of shares redeemed	(3,659,342,320)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	(61,478,937)	(296,151,379)
Increase (decrease) in net assets	(61,475,299)	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $127,646 and $212,651, respectively)	$1,802,826,875	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Exempt Money Fund
	Years Ended April 30,
	2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.001	.002
Net realized gain (loss)	.000	*	.000	*	.000	*	.000 *	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.001	.002
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.001)	(.002)
Net realized gains	(.000	)*	(.000	)*	—		—	(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.001)	(.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.02	a	.03	a	.03	a	.14	.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	212		242		313		366	428
Ratio of expenses before expense reductions (%)	.23		.23		.22		.22	.24
Ratio of expenses after expense reductions (%)	.13		.19		.21		.22	.24
Ratio of net investment income (%)	.01		.01		.02		.14	.22
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2014, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed tax-exempt income*	$134,735
Undistributed short-term capital gains	$88,643

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2014	2013
Distributions from tax-exempt income	$279,541	$581,722
Distributions from ordinary income*	$177,152	$119,059

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund shares.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,280,327, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Tax-Exempt Portfolio	$1,934,898	$185,063	$135,335

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2014, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$17,811	$17,437	$—
Davidson Cash Equivalent Shares	107,515	106,760	447
DWS Tax-Exempt Cash Institutional Shares	150,631	150,451	—
DWS Tax-Exempt Money Fund	71,573	71,573	—
DWS Tax-Free Money Fund Class S	54,040	53,659	381
Service Shares	127,630	127,630	—
Tax-Exempt Cash Managed Shares	76,944	76,366	—
Tax-Free Investment Class	396,763	395,452	—
	$1,002,907	$999,328	$828

For the year ended April 30, 2014, the Advisor reimbursed the Fund $59 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$23,511	$23,511	.00%	.33%
Davidson Cash Equivalent Shares	215,557	215,557	.00%	.30%
Service Shares	311,159	311,159	.00%	.60%
Tax-Free Investment Class	836,104	836,104	.00%	.25%
	$1,386,331	$1,386,331

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$17,811	$17,811	.00%	.25%
Davidson Cash Equivalent Shares	179,631	179,631	.00%	.25%
Tax-Exempt Cash Managed Shares	187,041	187,041	.00%	.15%
Tax-Free Investment Class	234,110	234,110	.00%	.07%
	$618,593	$618,593

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Tax-Exempt Portfolio	$85,562	$30,113

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2014, three shareholder accounts held approximately 24%, 23% and 18% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	26,205,364	$26,205,364	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	170,954,338	170,954,338	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	2,312,875,707	2,312,875,707	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	223,893,131	223,893,131	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	45,072,485	45,072,485	28,082,317	28,082,317
Service Shares	114,181,684	114,181,684	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	334,227,547	334,227,547	238,693,476	238,693,476
Tax-Free Investment Class	370,158,099	370,158,099	396,600,890	396,600,890
Account Maintenance Fees	—	33,427	—	—
		$3,597,601,782		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,690	$1,690	3,264	$3,264
Davidson Cash Equivalent Shares	16,011	16,011	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	82,435	82,435	163,290	163,290
DWS Tax-Exempt Money Fund	51,299	51,299	76,913	76,913
DWS Tax-Free Money Fund Class S	23,098	23,098	27,387	27,387
Service Shares	12,559	12,559	14,768	14,768
Tax-Exempt Cash Managed Shares	18	18	2,584	2,584
Tax-Free Investment Class	74,491	74,491	100,546	100,546
		$261,601		$409,744
Shares redeemed
Capital Assets Funds Shares	(29,732,300)	$(29,732,300)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(177,491,875)	(177,491,875)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(2,290,162,893)	(2,290,162,893)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(253,450,226)	(253,450,226)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(55,566,665)	(55,566,665)	(38,170,621)	(38,170,621)
Service Shares	(107,448,656)	(107,448,656)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(346,623,661)	(346,623,661)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(398,866,044)	(398,866,044)	(399,598,260)	(399,598,260)
		$(3,659,342,320)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(3,525,246)	$(3,525,246)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(6,521,526)	(6,521,526)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	22,795,249	22,795,249	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	(29,505,796)	(29,505,796)	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	(10,471,082)	(10,471,082)	(10,060,917)	(10,060,917)
Service Shares	6,745,587	6,745,587	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	(12,396,096)	(12,396,096)	(51,316,044)	(51,316,044)
Tax-Free Investment Class	(28,633,454)	(28,633,454)	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	33,427	—	—
		$(61,478,937)		$(296,151,379)

F. Share Class Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS Tax-Exempt Money Fund will be renamed Deutsche Tax-Exempt Money Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,000.18
Expenses Paid per $1,000*	$.60
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,024.20
Expenses Paid per $1,000*	$.60
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.12%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2014, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DTEMF-2
IR-027590-3 6/14

April 30, 2014

Annual Report

to Shareholders

Tax-Exempt Portfolio

DWS Tax-Free Money Fund Class S

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
21 Financial Highlights
22 Notes to Financial Statements
31 Report of Independent Registered Public Accounting Firm
32 Information About Your Fund's Expenses
34 Tax Information
35 Other Information
36 Advisory Agreement Board Considerations and Fee Evaluation
41 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.

Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
DWS Tax-Free Money Fund Class S	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining a strong position in variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we took advantage of higher yields along the yield curve by investing in floating-rate notes, "put" bonds, and note issues including one-year fixed-rate notes. We have also maintained broad diversification for the fund by investing in a large number of states and municipalities.

Negative Contributors to Fund Performance

The types of securities that we invested in for this fund tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.2%
Alaska 2.8%
Anchorage, AK, Municipality of Anchor:
Series A-1, TECP, 0.12%, 7/9/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
Series A-1, TECP, 0.12%, 7/29/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
		50,000,000
California 16.2%
California, Metropolitan Water District of Southern California, Series A-2, 0.13%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	16,000,000	16,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.27%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	10,500,000	10,500,000
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	29,800,000	29,839,860
Series A-2, 2.0%, 6/23/2014	33,000,000	33,084,640
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.17%*, Mandatory Put 5/29/2014 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,000,000	5,000,000
California, West Hills Community College District, 0.09%*, 7/1/2033, LOC: Union Bank of California NA	35,000,000	35,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series A, TECP, 0.08%, 6/16/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,119,407
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	9,700,000	9,700,000
San Jose, CA, Redevelopment Agency, Series 96-A, TECP, 0.14%, 10/10/2014, LOC: JPMorgan Chase Bank NA	10,400,000	10,400,000
University of California, State Revenues, Series AL-3, 0.11%*, 5/15/2048	58,300,000	58,300,000
		291,743,907
District of Columbia 3.6%
District of Columbia, JPMorgan Chase Putters/Drivers Trust, Series 4418, 144A, 0.19%*, Mandatory Put 4/17/2014 @ 100, 11/19/2014, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	54,995,000	54,995,000
District of Columbia, Metropolitan Washington Airports Authority System Revenue, Series D-1, 0.12%*, 10/1/2039, LOC: TD Bank NA	9,300,000	9,300,000
		64,295,000
Florida 1.9%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.12%*, 7/15/2024, LIQ: Fannie Mae	5,100,000	5,100,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.09%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.13%*, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000
		33,700,000
Hawaii 0.5%
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13%*, Mandatory Put 7/31/2014 @ 100, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Idaho 4.1%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,216,714
Illinois 8.7%
Channahon, IL, Morris Hospital Revenue, 0.12%*, 12/1/2034, LOC: U.S. Bank NA	8,070,000	8,070,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.16%*, 1/1/2016, LIQ: Branch Banking & Trust	14,225,000	14,225,000
Illinois, Education Facility Authority Revenue, TECP, 0.08%, 6/2/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues, TECP, 0.09%, 8/6/2014	34,065,000	34,065,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.1%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Educational Facilities Authority, Cultural Pooled Financing, 0.11%*, 3/1/2028, LOC: JPMorgan Chase Bank NA	15,050,000	15,050,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.13%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.11%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
		156,410,000
Indiana 0.6%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.19%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,140,000	3,140,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14%*, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		10,635,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.17%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.11%*, 9/1/2032, LOC: Bank of America NA	1,000,000	1,000,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,690,009
		16,340,009
Kentucky 2.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.27%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.27%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.27%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.11%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		47,860,000
Louisiana 3.7%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone:
Series A, 0.08%*, 8/1/2035	23,000,000	23,000,000
Series B, 0.08%*, 12/1/2040	43,000,000	43,000,000
		66,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.15%*, 1/1/2029, LOC: Bank of America NA	5,850,000	5,850,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,268,444
Michigan 4.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.14%*, 3/1/2031, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.14%*, 9/1/2033, LOC: Royal Bank of Canada	10,000,000	10,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.18%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.18%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.18%**, 11/15/2047	10,110,000	10,110,000
		75,860,000
Minnesota 1.4%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.16%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.5%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,150,000	9,150,000
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2A, 0.11%*, 7/1/2040, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.16%*, 12/15/2015, LIQ: Branch Banking & Trust	18,600,000	18,600,000
		26,700,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.17%*, 7/3/2017, LOC: Barclays Bank PLC	28,500,000	28,500,000
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,055,244
		36,555,244
New York 7.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09%*, 11/1/2031, LOC: Morgan Stanley Bank	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.1%*, 11/1/2049, LOC: Wells Fargo Bank NA	12,730,000	12,730,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.12%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	7,000,000	7,000,000
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	29,500,000	29,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 144A, 0.08%*, 2/1/2032, SPA: PNC Bank NA	20,700,000	20,700,000
Port Authority of New York & New Jersey, Series 180, 3.0%, 6/1/2014	13,500,000	13,532,962
		132,662,962
North Carolina 1.6%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.22%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.22%*, 6/1/2024, LIQ: Branch Banking & Trust	14,975,000	14,975,000
North Carolina, Capital Facilities Finance Agency, TECP, 0.08%, 6/9/2014	8,500,000	8,500,000
		28,800,000
Ohio 5.1%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.11%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.21%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.35%*, 12/1/2041, INS: AMBAC, GTY: Bank of America NA, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13%*, Mandatory Put 8/28/2014 @ 100, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
		91,800,000
Other Territories 6.2%
BB&T Municipal Trust, Series 5000, 144A, 0.22%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	4,990,000	4,990,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.21%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.17%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,800,000	13,800,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.13%*, 10/15/2029	16,250,000	16,250,000
"A", Series M024, AMT, 0.15%**, 7/15/2050, LIQ: Freddie Mac	15,415,000	15,415,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.21%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		111,755,000
Pennsylvania 2.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.12%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 4.1%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.23%*, 9/1/2015, LOC: Royal Bank of Canada	74,100,000	74,100,000
Tennessee 4.2%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.28%*, 5/1/2016, LOC: BNP Paribas	57,975,000	57,975,000
		74,975,000
Texas 9.0%
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Houston, TX, Series G-2, TECP, 0.11%, 5/28/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.13%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.1%*, 11/15/2050, LOC: Wells Fargo Bank NA	12,940,000	12,940,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.12%*, 9/1/2041, LOC: Bank of America NA	20,170,000	20,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.12%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,204,886
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.14%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,200,000	16,200,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.22%*, Mandatory Put 5/29/2014 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		162,779,886
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Toronto-dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,923,018
		16,923,018
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.18%**, 11/15/2043	18,740,000	18,740,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.12%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,720,184)†	98.2	1,770,720,184
Other Assets and Liabilities, Net	1.8	32,106,691
Net Assets	100.0	1,802,826,875

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $1,770,720,184.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,770,720,184	$—	$1,770,720,184
Total	$—	$1,770,720,184	$—	$1,770,720,184

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,770,720,184
Receivable for investments sold	30,695,000
Receivable for Fund shares sold	272,943
Interest receivable	4,615,033
Due from Advisor	15,765
Other assets	73,245
Total assets	1,806,392,170
Liabilities
Cash overdraft	1,348,715
Payable for Fund shares redeemed	1,824,130
Distributions payable	7,089
Accrued management fee	22,390
Accrued Trustees' fees	18,388
Other accrued expenses and payables	344,583
Total liabilities	3,565,295
Net assets, at value	$1,802,826,875
Net Assets Consist of
Undistributed net investment income	127,646
Accumulated net realized gain (loss)	88,643
Paid-in capital	1,802,610,586
Net assets, at value	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($6,533,260 ÷ 6,531,635 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,872,344 ÷ 63,856,458 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($993,279,958 ÷ 993,032,905 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($212,486,905 ÷ 212,433,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($89,430,093 ÷ 89,407,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($51,653,206 ÷ 51,640,358 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($102,690,307 ÷ 102,664,766 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($282,880,802 ÷ 282,810,443 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,670,050
Expenses: Management fee	1,280,327
Administration fee	1,934,898
Services to shareholders	1,080,070
Distribution and service fees	2,004,924
Custodian fee	26,458
Professional fees	123,838
Reports to shareholders	144,915
Registration fees	162,664
Trustees' fees and expenses	74,634
Other	112,487
Total expenses before expense reductions	6,945,215
Expense reductions	(4,469,701)
Total expenses after expense reductions	2,475,514
Net investment income	194,536
Net realized gain (loss) from investments	265,795
Net increase (decrease) in net assets resulting from operations	$460,331

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$194,536	$312,710
Net realized gain (loss)	265,795	119,059
Net increase in net assets resulting from operations	460,331	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,029)	(2,578)
Davidson Cash Equivalent Shares	(10,123)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(149,743)	(347,411)
DWS Tax-Exempt Money Fund	(32,614)	(63,056)
DWS Tax-Free Money Fund Class S	(13,619)	(22,814)
Service Shares	(7,577)	(12,350)
Tax-Exempt Cash Managed Shares	(17,870)	(36,504)
Tax-Free Investment Class	(46,966)	(80,485)
Net realized gain: Capital Assets Funds Shares	(661)	(686)
Davidson Cash Equivalent Shares	(6,124)	(4,358)
DWS Tax-Exempt Cash Institutional Shares	(97,598)	(58,793)
DWS Tax-Exempt Money Fund	(19,703)	(15,872)
DWS Tax-Free Money Fund Class S	(8,598)	(5,799)
Service Shares	(4,985)	(2,541)
Tax-Exempt Cash Managed Shares	(11,262)	(9,837)
Tax-Free Investment Class	(28,221)	(21,062)
Total distributions	(456,693)	(700,781)
Fund share transactions: Proceeds from shares sold	3,597,601,782	3,574,503,665
Reinvestment of distributions	261,601	409,744
Cost of shares redeemed	(3,659,342,320)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	(61,478,937)	(296,151,379)
Increase (decrease) in net assets	(61,475,299)	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $127,646 and $212,651, respectively)	$1,802,826,875	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio DWS Tax-Free Money Fund Class S
	Years Ended April 30,
	2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.001	.002
Net realized gain (loss)	.000	*	.000	*	.000	*	.000 *	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.001	.002
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.001)	(.002)
Net realized gains	(.000	)*	(.000	)*	—		—	(.000	)*
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.001)	(.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.02	a	.03	a	.02	a	.12	.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	89		100		110		125	141
Ratio of expenses before expense reductions (%)	.26		.26		.25		.24	.27
Ratio of expenses after expense reductions (%)	.13		.20		.22		.24	.27
Ratio of net investment income (%)	.01		.01		.01		.12	.18
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2014, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed tax-exempt income*	$134,735
Undistributed short-term capital gains	$88,643

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2014	2013
Distributions from tax-exempt income	$279,541	$581,722
Distributions from ordinary income*	$177,152	$119,059

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S shares.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,280,327, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Tax-Exempt Portfolio	$1,934,898	$185,063	$135,335

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2014, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$17,811	$17,437	$—
Davidson Cash Equivalent Shares	107,515	106,760	447
DWS Tax-Exempt Cash Institutional Shares	150,631	150,451	—
DWS Tax-Exempt Money Fund	71,573	71,573	—
DWS Tax-Free Money Fund Class S	54,040	53,659	381
Service Shares	127,630	127,630	—
Tax-Exempt Cash Managed Shares	76,944	76,366	—
Tax-Free Investment Class	396,763	395,452	—
	$1,002,907	$999,328	$828

For the year ended April 30, 2014, the Advisor reimbursed the Fund $59 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$23,511	$23,511	.00%	.33%
Davidson Cash Equivalent Shares	215,557	215,557	.00%	.30%
Service Shares	311,159	311,159	.00%	.60%
Tax-Free Investment Class	836,104	836,104	.00%	.25%
	$1,386,331	$1,386,331

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$17,811	$17,811	.00%	.25%
Davidson Cash Equivalent Shares	179,631	179,631	.00%	.25%
Tax-Exempt Cash Managed Shares	187,041	187,041	.00%	.15%
Tax-Free Investment Class	234,110	234,110	.00%	.07%
	$618,593	$618,593

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Tax-Exempt Portfolio	$85,562	$30,113

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2014, three shareholder accounts held approximately 24%, 23% and 18% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	26,205,364	$26,205,364	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	170,954,338	170,954,338	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	2,312,875,707	2,312,875,707	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	223,893,131	223,893,131	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	45,072,485	45,072,485	28,082,317	28,082,317
Service Shares	114,181,684	114,181,684	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	334,227,547	334,227,547	238,693,476	238,693,476
Tax-Free Investment Class	370,158,099	370,158,099	396,600,890	396,600,890
Account Maintenance Fees	—	33,427	—	—
		$3,597,601,782		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,690	$1,690	3,264	$3,264
Davidson Cash Equivalent Shares	16,011	16,011	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	82,435	82,435	163,290	163,290
DWS Tax-Exempt Money Fund	51,299	51,299	76,913	76,913
DWS Tax-Free Money Fund Class S	23,098	23,098	27,387	27,387
Service Shares	12,559	12,559	14,768	14,768
Tax-Exempt Cash Managed Shares	18	18	2,584	2,584
Tax-Free Investment Class	74,491	74,491	100,546	100,546
		$261,601		$409,744
Shares redeemed
Capital Assets Funds Shares	(29,732,300)	$(29,732,300)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(177,491,875)	(177,491,875)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(2,290,162,893)	(2,290,162,893)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(253,450,226)	(253,450,226)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(55,566,665)	(55,566,665)	(38,170,621)	(38,170,621)
Service Shares	(107,448,656)	(107,448,656)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(346,623,661)	(346,623,661)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(398,866,044)	(398,866,044)	(399,598,260)	(399,598,260)
		$(3,659,342,320)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(3,525,246)	$(3,525,246)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(6,521,526)	(6,521,526)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	22,795,249	22,795,249	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	(29,505,796)	(29,505,796)	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	(10,471,082)	(10,471,082)	(10,060,917)	(10,060,917)
Service Shares	6,745,587	6,745,587	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	(12,396,096)	(12,396,096)	(51,316,044)	(51,316,044)
Tax-Free Investment Class	(28,633,454)	(28,633,454)	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	33,427	—	—
		$(61,478,937)		$(296,151,379)

F. Share Class Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS Tax-Free Money Fund Class S will be renamed Deutsche Tax-Free Money Fund Class S.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for DWS Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,000.18
Expenses Paid per $1,000*	$.60
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,024.20
Expenses Paid per $1,000*	$.60
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.12%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2014, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DTFMF-2
IR-027591-3 6/14

April 30, 2014

Annual Report

to Shareholders

Tax-Free Investment Class

Tax-Exempt Portfolio

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
20 Financial Highlights
21 Notes to Financial Statements
30 Report of Independent Registered Public Accounting Firm
31 Information About Your Fund's Expenses
32 Tax Information
33 Other Information
34 Advisory Agreement Board Considerations and Fee Evaluation
39 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

In the early months of 2013, the U.S. economy had begun to benefit from gradually increasing housing prices and steady, if unspectacular, employment gains. In May 2013, equity and longer-term fixed-income investors were temporarily rattled by hints from the U.S. Federal Reserve Board (the Fed) that it could begin to taper its monthly asset purchases toward the end of last year. By November, U.S. job creation had picked up considerably, and speculation that the Fed would begin to taper in January or March 2014 started to build. But by the time the Fed made its December 18, 2013 announcement that it would begin tapering in January 2014, financial markets took the news very much in stride. This was because a stream of more favorable economic data had increased overall confidence that the U.S. recovery is sustainable. At the March Federal Open Market Committee (FOMC) meeting, the Fed’s new chair, Janet Yellen, said that the central bank would now be looking at a "basket" of economic indicators — rather than a goal of 6.5% U.S. unemployment — as a guideline for when it would consider raising short-term rates. The release of the minutes from the most recent FOMC meeting — as well as recent communications by Fed officials — also reassured investors that the Fed would continue to be "dovish" on rates (i.e., more inclined to keep rates low than to raise them) for the time being. Lastly, though the broader financial markets have occasionally been rattled by the unrest in Ukraine, these events have not significantly affected the money markets.

Positive Contributors to Fund Performance

In the current environment, we were able to maintain a yield that was comparable with that of other similar money funds.

Fund Performance (as of April 30, 2014)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Tax-Free Investment Class	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at dws-investments.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining a strong position in variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) In addition, we took advantage of higher yields along the yield curve by investing in floating-rate notes, "put" bonds, and note issues including one-year fixed-rate notes. We have also maintained broad diversification for the fund by investing in a large number of states and municipalities.

Negative Contributors to Fund Performance

The types of securities that we invested in for this fund tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 98.2%
Alaska 2.8%
Anchorage, AK, Municipality of Anchor:
Series A-1, TECP, 0.12%, 7/9/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
Series A-1, TECP, 0.12%, 7/29/2014, LOC: Wells Fargo Bank NA	25,000,000	25,000,000
		50,000,000
California 16.2%
California, Metropolitan Water District of Southern California, Series A-2, 0.13%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	16,000,000	16,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.27%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, State Department of Water Resources, Supply Revenue, Series M, 5.0%, 5/1/2014	10,500,000	10,500,000
California, State Revenue Notes:
Series A-1, 2.0%, 5/28/2014	29,800,000	29,839,860
Series A-2, 2.0%, 6/23/2014	33,000,000	33,084,640
California, Wells Fargo Stage Trust, Series 74C, 144A, 0.17%*, Mandatory Put 5/29/2014 @ 100, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,000,000	5,000,000
California, West Hills Community College District, 0.09%*, 7/1/2033, LOC: Union Bank of California NA	35,000,000	35,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series A, TECP, 0.08%, 6/16/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
San Bernardino County, CA, Tax And Revenue Anticipation Notes, Series A, 2.0%, 6/30/2014	40,000,000	40,119,407
San Francisco City & County, CA, Airports Commission, Series 36A, 0.09%*, 5/1/2026, LOC: U.S. Bank NA	9,700,000	9,700,000
San Jose, CA, Redevelopment Agency, Series 96-A, TECP, 0.14%, 10/10/2014, LOC: JPMorgan Chase Bank NA	10,400,000	10,400,000
University of California, State Revenues, Series AL-3, 0.11%*, 5/15/2048	58,300,000	58,300,000
		291,743,907
District of Columbia 3.6%
District of Columbia, JPMorgan Chase Putters/Drivers Trust, Series 4418, 144A, 0.19%*, Mandatory Put 4/17/2014 @ 100, 11/19/2014, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	54,995,000	54,995,000
District of Columbia, Metropolitan Washington Airports Authority System Revenue, Series D-1, 0.12%*, 10/1/2039, LOC: TD Bank NA	9,300,000	9,300,000
		64,295,000
Florida 1.9%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.12%*, 7/15/2024, LIQ: Fannie Mae	5,100,000	5,100,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.09%*, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.13%*, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000
		33,700,000
Hawaii 0.5%
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13%*, Mandatory Put 7/31/2014 @ 100, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Idaho 4.1%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	73,000,000	73,216,714
Illinois 8.7%
Channahon, IL, Morris Hospital Revenue, 0.12%*, 12/1/2034, LOC: U.S. Bank NA	8,070,000	8,070,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.16%*, 1/1/2016, LIQ: Branch Banking & Trust	14,225,000	14,225,000
Illinois, Education Facility Authority Revenue, TECP, 0.08%, 6/2/2014	25,000,000	25,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues, TECP, 0.09%, 8/6/2014	34,065,000	34,065,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.1%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Educational Facilities Authority, Cultural Pooled Financing, 0.11%*, 3/1/2028, LOC: JPMorgan Chase Bank NA	15,050,000	15,050,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.13%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.11%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
		156,410,000
Indiana 0.6%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.19%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,140,000	3,140,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14%*, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
		10,635,000
Kansas 0.9%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.17%*, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.11%*, 9/1/2032, LOC: Bank of America NA	1,000,000	1,000,000
Olathe, KS, Temporary Notes, Series A, 2.0%, 7/1/2014	11,655,000	11,690,009
		16,340,009
Kentucky 2.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.27%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.27%**, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.27%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.11%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		47,860,000
Louisiana 3.7%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone:
Series A, 0.08%*, 8/1/2035	23,000,000	23,000,000
Series B, 0.08%*, 12/1/2040	43,000,000	43,000,000
		66,000,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.15%*, 1/1/2029, LOC: Bank of America NA	5,850,000	5,850,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,268,444
Michigan 4.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.14%*, 3/1/2031, LOC: Royal Bank of Canada	40,000,000	40,000,000
Series L-25, 144A, AMT, 0.14%*, 9/1/2033, LOC: Royal Bank of Canada	10,000,000	10,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.18%**, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.18%**, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.18%**, 11/15/2047	10,110,000	10,110,000
		75,860,000
Minnesota 1.4%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.16%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.5%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,150,000	9,150,000
Nevada 1.5%
Clark County, NV, Airport Revenue, Series D-2A, 0.11%*, 7/1/2040, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.16%*, 12/15/2015, LIQ: Branch Banking & Trust	18,600,000	18,600,000
		26,700,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.17%*, 7/3/2017, LOC: Barclays Bank PLC	28,500,000	28,500,000
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	8,000,000	8,055,244
		36,555,244
New York 7.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09%*, 11/1/2031, LOC: Morgan Stanley Bank	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.1%*, 11/1/2049, LOC: Wells Fargo Bank NA	12,730,000	12,730,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.12%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	7,000,000	7,000,000
0.1%*, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	29,500,000	29,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 144A, 0.08%*, 2/1/2032, SPA: PNC Bank NA	20,700,000	20,700,000
Port Authority of New York & New Jersey, Series 180, 3.0%, 6/1/2014	13,500,000	13,532,962
		132,662,962
North Carolina 1.6%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.22%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.22%*, 6/1/2024, LIQ: Branch Banking & Trust	14,975,000	14,975,000
North Carolina, Capital Facilities Finance Agency, TECP, 0.08%, 6/9/2014	8,500,000	8,500,000
		28,800,000
Ohio 5.1%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.11%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.21%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.35%*, 12/1/2041, INS: AMBAC, GTY: Bank of America NA, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13%*, Mandatory Put 8/28/2014 @ 100, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000
		91,800,000
Other Territories 6.2%
BB&T Municipal Trust, Series 5000, 144A, 0.22%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	4,990,000	4,990,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.21%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.17%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,800,000	13,800,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.13%*, 10/15/2029	16,250,000	16,250,000
"A", Series M024, AMT, 0.15%**, 7/15/2050, LIQ: Freddie Mac	15,415,000	15,415,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.21%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		111,755,000
Pennsylvania 2.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.12%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 4.1%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.23%*, 9/1/2015, LOC: Royal Bank of Canada	74,100,000	74,100,000
Tennessee 4.2%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.28%*, 5/1/2016, LOC: BNP Paribas	57,975,000	57,975,000
		74,975,000
Texas 9.0%
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Houston, TX, Series G-2, TECP, 0.11%, 5/28/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.13%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.1%*, 11/15/2050, LOC: Wells Fargo Bank NA	12,940,000	12,940,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.12%*, 9/1/2041, LOC: Bank of America NA	20,170,000	20,170,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.12%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,204,886
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.14%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	16,200,000	16,200,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.22%*, Mandatory Put 5/29/2014 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		162,779,886
Virginia 0.9%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.22%*, 8/3/2043, LIQ: Toronto-dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,923,018
		16,923,018
Wisconsin 1.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.18%**, 11/15/2043	18,740,000	18,740,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.12%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,720,184)†	98.2	1,770,720,184
Other Assets and Liabilities, Net	1.8	32,106,691
Net Assets	100.0	1,802,826,875

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $1,770,720,184.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,770,720,184	$—	$1,770,720,184
Total	$—	$1,770,720,184	$—	$1,770,720,184

There have been no transfers between fair value measurement levels during the year ended April 30, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,770,720,184
Receivable for investments sold	30,695,000
Receivable for Fund shares sold	272,943
Interest receivable	4,615,033
Due from Advisor	15,765
Other assets	73,245
Total assets	1,806,392,170
Liabilities
Cash overdraft	1,348,715
Payable for Fund shares redeemed	1,824,130
Distributions payable	7,089
Accrued management fee	22,390
Accrued Trustees' fees	18,388
Other accrued expenses and payables	344,583
Total liabilities	3,565,295
Net assets, at value	$1,802,826,875
Net Assets Consist of
Undistributed net investment income	127,646
Accumulated net realized gain (loss)	88,643
Paid-in capital	1,802,610,586
Net assets, at value	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2014 (continued)
Net Asset Value	Tax-Exempt Portfolio
Capital Assets Funds Shares Net Asset Value, offering and redemption price per share ($6,533,260 ÷ 6,531,635 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($63,872,344 ÷ 63,856,458 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($993,279,958 ÷ 993,032,905 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($212,486,905 ÷ 212,433,675 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($89,430,093 ÷ 89,407,843 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($51,653,206 ÷ 51,640,358 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($102,690,307 ÷ 102,664,766 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($282,880,802 ÷ 282,810,443 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2014
Investment Income	Tax-Exempt Portfolio
Income: Interest	$2,670,050
Expenses: Management fee	1,280,327
Administration fee	1,934,898
Services to shareholders	1,080,070
Distribution and service fees	2,004,924
Custodian fee	26,458
Professional fees	123,838
Reports to shareholders	144,915
Registration fees	162,664
Trustees' fees and expenses	74,634
Other	112,487
Total expenses before expense reductions	6,945,215
Expense reductions	(4,469,701)
Total expenses after expense reductions	2,475,514
Net investment income	194,536
Net realized gain (loss) from investments	265,795
Net increase (decrease) in net assets resulting from operations	$460,331

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$194,536	$312,710
Net realized gain (loss)	265,795	119,059
Net increase in net assets resulting from operations	460,331	431,769
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,029)	(2,578)
Davidson Cash Equivalent Shares	(10,123)	(16,635)
DWS Tax-Exempt Cash Institutional Shares	(149,743)	(347,411)
DWS Tax-Exempt Money Fund	(32,614)	(63,056)
DWS Tax-Free Money Fund Class S	(13,619)	(22,814)
Service Shares	(7,577)	(12,350)
Tax-Exempt Cash Managed Shares	(17,870)	(36,504)
Tax-Free Investment Class	(46,966)	(80,485)
Net realized gain: Capital Assets Funds Shares	(661)	(686)
Davidson Cash Equivalent Shares	(6,124)	(4,358)
DWS Tax-Exempt Cash Institutional Shares	(97,598)	(58,793)
DWS Tax-Exempt Money Fund	(19,703)	(15,872)
DWS Tax-Free Money Fund Class S	(8,598)	(5,799)
Service Shares	(4,985)	(2,541)
Tax-Exempt Cash Managed Shares	(11,262)	(9,837)
Tax-Free Investment Class	(28,221)	(21,062)
Total distributions	(456,693)	(700,781)
Fund share transactions: Proceeds from shares sold	3,597,601,782	3,574,503,665
Reinvestment of distributions	261,601	409,744
Cost of shares redeemed	(3,659,342,320)	(3,871,064,788)
Net increase (decrease) in net assets from Fund share transactions	(61,478,937)	(296,151,379)
Increase (decrease) in net assets	(61,475,299)	(296,420,391)
Net assets at beginning of period	1,864,302,174	2,160,722,565
Net assets at end of period (including undistributed net investment income of $127,646 and $212,651, respectively)	$1,802,826,875	$1,864,302,174

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Tax-Free Investment Class
	Years Ended April 30,
	2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	(.000	)*	(.000	)*	—		—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.02		.03		.02		.01		.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	283		312		314		383		407
Ratio of expenses before expense reductions (%)	.64		.63		.62		.61		.62
Ratio of expenses after expense reductions (%)	.13		.19		.22		.35		.45
Ratio of net investment income (%)	.01		.01		.01		.01		.02
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three funds: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust has approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio will redeem all of its shares outstanding on the Liquidation Date.

Tax-Exempt Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2014, the Fund's components of distributable earnings on a tax basis are as follows:
Undistributed tax-exempt income*	$134,735
Undistributed short-term capital gains	$88,643

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2014	2013
Distributions from tax-exempt income	$279,541	$581,722
Distributions from ordinary income*	$177,152	$119,059

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the three Funds (after June 18, 2014, two funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class shares.

Accordingly, for the year ended April 30, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,280,327, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2014
Tax-Exempt Portfolio	$1,934,898	$185,063	$135,335

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2014, the amounts charged to the Fund by DISC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2014
Capital Assets Funds Shares	$17,811	$17,437	$—
Davidson Cash Equivalent Shares	107,515	106,760	447
DWS Tax-Exempt Cash Institutional Shares	150,631	150,451	—
DWS Tax-Exempt Money Fund	71,573	71,573	—
DWS Tax-Free Money Fund Class S	54,040	53,659	381
Service Shares	127,630	127,630	—
Tax-Exempt Cash Managed Shares	76,944	76,366	—
Tax-Free Investment Class	396,763	395,452	—
	$1,002,907	$999,328	$828

For the year ended April 30, 2014, the Advisor reimbursed the Fund $59 of sub-recordkeeping fees for DWS Tax-Exempt Money Fund class.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2014, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$23,511	$23,511	.00%	.33%
Davidson Cash Equivalent Shares	215,557	215,557	.00%	.30%
Service Shares	311,159	311,159	.00%	.60%
Tax-Free Investment Class	836,104	836,104	.00%	.25%
	$1,386,331	$1,386,331

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2014, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares	$17,811	$17,811	.00%	.25%
Davidson Cash Equivalent Shares	179,631	179,631	.00%	.25%
Tax-Exempt Cash Managed Shares	187,041	187,041	.00%	.15%
Tax-Free Investment Class	234,110	234,110	.00%	.07%
	$618,593	$618,593

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2014
Tax-Exempt Portfolio	$85,562	$30,113

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2014, three shareholder accounts held approximately 24%, 23% and 18% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2014		Year Ended April 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	26,205,364	$26,205,364	33,780,270	$33,780,270
Davidson Cash Equivalent Shares	170,954,338	170,954,338	115,063,476	115,063,476
DWS Tax-Exempt Cash Institutional Shares	2,312,875,707	2,312,875,707	2,372,880,502	2,372,880,502
DWS Tax-Exempt Money Fund	223,893,131	223,893,131	251,306,829	251,306,829
DWS Tax-Free Money Fund Class S	45,072,485	45,072,485	28,082,317	28,082,317
Service Shares	114,181,684	114,181,684	138,095,905	138,095,905
Tax-Exempt Cash Managed Shares	334,227,547	334,227,547	238,693,476	238,693,476
Tax-Free Investment Class	370,158,099	370,158,099	396,600,890	396,600,890
Account Maintenance Fees	—	33,427	—	—
		$3,597,601,782		$3,574,503,665
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,690	$1,690	3,264	$3,264
Davidson Cash Equivalent Shares	16,011	16,011	20,992	20,992
DWS Tax-Exempt Cash Institutional Shares	82,435	82,435	163,290	163,290
DWS Tax-Exempt Money Fund	51,299	51,299	76,913	76,913
DWS Tax-Free Money Fund Class S	23,098	23,098	27,387	27,387
Service Shares	12,559	12,559	14,768	14,768
Tax-Exempt Cash Managed Shares	18	18	2,584	2,584
Tax-Free Investment Class	74,491	74,491	100,546	100,546
		$261,601		$409,744
Shares redeemed
Capital Assets Funds Shares	(29,732,300)	$(29,732,300)	(35,324,040)	$(35,324,040)
Davidson Cash Equivalent Shares	(177,491,875)	(177,491,875)	(106,210,991)	(106,210,991)
DWS Tax-Exempt Cash Institutional Shares	(2,290,162,893)	(2,290,162,893)	(2,508,359,723)	(2,508,359,723)
DWS Tax-Exempt Money Fund	(253,450,226)	(253,450,226)	(322,145,746)	(322,145,746)
DWS Tax-Free Money Fund Class S	(55,566,665)	(55,566,665)	(38,170,621)	(38,170,621)
Service Shares	(107,448,656)	(107,448,656)	(171,243,303)	(171,243,303)
Tax-Exempt Cash Managed Shares	(346,623,661)	(346,623,661)	(290,012,104)	(290,012,104)
Tax-Free Investment Class	(398,866,044)	(398,866,044)	(399,598,260)	(399,598,260)
		$(3,659,342,320)		$(3,871,064,788)
Net increase (decrease)
Capital Assets Funds Shares	(3,525,246)	$(3,525,246)	(1,540,506)	$(1,540,506)
Davidson Cash Equivalent Shares	(6,521,526)	(6,521,526)	8,873,477	8,873,477
DWS Tax-Exempt Cash Institutional Shares	22,795,249	22,795,249	(135,315,931)	(135,315,931)
DWS Tax-Exempt Money Fund	(29,505,796)	(29,505,796)	(70,762,004)	(70,762,004)
DWS Tax-Free Money Fund Class S	(10,471,082)	(10,471,082)	(10,060,917)	(10,060,917)
Service Shares	6,745,587	6,745,587	(33,132,630)	(33,132,630)
Tax-Exempt Cash Managed Shares	(12,396,096)	(12,396,096)	(51,316,044)	(51,316,044)
Tax-Free Investment Class	(28,633,454)	(28,633,454)	(2,896,824)	(2,896,824)
Account Maintenance Fees	—	33,427	—	—
		$(61,478,937)		$(296,151,379)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 20, 2014

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013 to April 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2014 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,000.18
Expenses Paid per $1,000*	$.60
Hypothetical 5% Fund Return
Beginning Account Value 11/1/13	$1,000.00
Ending Account Value 4/30/14	$1,024.20
Expenses Paid per $1,000*	$.60
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.12%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2014, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Money Market Fund Reform

In June 2013, the SEC proposed money market fund reform intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, had also previously proposed similar recommendations for money market fund reform. If one or more of the SEC or FSOC proposals for money market fund reform were to be adopted in the future, such regulatory action may affect the fund's operations and/or return potential.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all but one of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). Based on Lipper data provided as of December 31, 2012, the Board noted that the Fund's total (net) operating expenses were equal to or lower than the median of the applicable Lipper expense universe for Capital Assets Funds Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), Tax-Exempt Cash Managed Shares (2nd quartile), Tax-Free Investment Class shares (2nd quartile), Service Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (2nd quartile) and DWS Tax Exempt Money Fund shares (2nd quartile) and higher than the median of the applicable Lipper expense universe for DWS Tax-Free Money Fund Class S shares (4th quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003– present); Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	104	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	104	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	104	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	104	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Wayne Salit6,9 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of June 16, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

DWS Investments Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

CATT EP-2
IR-027592-3 6/14

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST- GOVERNMENT & AGENCY SECURITIES PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2014	$87,797	$0	$8,089	$0
2013	$88,032	$0	$7,854	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2014	$0	$292,970	$3,911,026
2013	$0	$243,066	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.  All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2014	$8,089	$4,203,996	$759,260	$4,971,345
2013	$7,854	$243,066	$328,132	$579,052

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
In connection with the audit of the 2013 and 2014 financial statements, the Fund entered into an engagement letter with EY.  The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.
***

CASH ACCOUNT TRUST- TAX EXEMPT PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2014	$89,831	$0	$7,226	$0
2013	$90,042	$0	$7,015	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2014	$0	$292,970	$3,911,026
2013	$0	$243,066	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.  All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other ted entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2014	$7,226	$4,203,996	$759,260	$4,970,482
2013	$7,015	$243,066	$328,132	$578,213

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
In connection with the audit of the 2013 and 2014 financial statements, the Fund entered into an engagement letter with EY.  The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.
***

CASH ACCOUNT TRUST- MONEY MARKET PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2014	$87,571	$0	$7,027	$0
2013	$87,776	$0	$6,823	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2014	$0	$292,970	$3,911,026
2013	$0	$243,066	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.  All other engagement fees were billed for services in connection with agreed upon procedures DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2014	$7,027	$4,203,996	$759,260	$4,970,283
2013	$6,823	$243,066	$328,132	$578,021

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
In connection with the audit of the 2013 and 2014 financial statements, the Fund entered into an engagement letter with EY.  The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.
***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 27, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2014